As filed with the SEC on April 28, 2023

Registration No. 333-141878

Registration 811-05315

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 18	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 130	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number: (800) 544-8888

GERALD W. PATTERSON

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 29, 2023, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485

☐	on (date) pursuant to paragraph (a) (1) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 29, 2023

Fidelity Growth and Guaranteed Income® Annuity

Issued by Fidelity Investments Life Insurance Company

(“FILI”)

Introduction:

This prospectus describes an individual, single premium, deferred variable annuity contract with a guaranteed withdrawal for life benefit (the “Contract”). All guarantees described in the Contract are subject to the claims-paying ability of Fidelity Investments Life Insurance Company (“FILI”, “we”, or “us”). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. Money may be directed to one or both of the two available Subaccounts of Fidelity Investments Variable Annuity Account I (the “Variable Account”).

Currently, we do not offer this Contract for sale to new investors.

You purchased your Contract (1) on a non-qualified basis, or (2) on a qualified basis as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended in connection with the “rollover” of contributions from a 401(a) plan, a tax-sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Important Disclosures:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

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GLOSSARY

Accumulation Phase - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your contract in a Subaccount.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner’s 95th birthday.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners and Annuitants die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Death Benefit - A benefit equal to the Contract Value that is triggered if any Owner (or Annuitant for a trust owned Contract) dies before the Annuity Date.

Exchanges - Transfers of values among the Subaccounts.

Free Look Period - The limited period of time after you purchased your Contract that you were allowed to cancel it and return it for a refund.

Funds - The mutual fund portfolios in which the Subaccount invests.

Gross Withdrawal - The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount (“GWB Amount”) - The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1⁄2.

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Guaranteed Withdrawal Benefit Value (“GWB Value”) - The value we use to determine your GWB Amount.

Income Phase - The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Money Market Period - The period of time during the Contract’s Free Look Period where your Contract will be invested entirely in the Government Money Market Subaccount if your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment.

Non-qualified Contract - An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code. This type of Contract may be purchased with money from any source.

Owner(s) - also “You” or “Your” - The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Purchase Payment - The single premium amount you invest in a Contract before any deduction for premium taxes.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Subaccounts - The divisions of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for a Subaccount from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business (normally 4 p.m. Eastern Time) each day that the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Percentage - The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1⁄2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	We assess a 2% Surrender Charge (assessed against the amount withdrawn) on Withdrawals during the first five Contract Years unless a waiver applies.			Fee Tables
Transaction Charges	None
Ongoing Fees and Expenses (“Annual charges”)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.
FOR CONTRACTS PURCHASED ON OR AFTER JANUARY 1, 2009

	Annual Fee	Minimum	Maximum	Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Base Contract (with 1 Annuitant)	1.25%[1]	1.25%[1]
	Base Contract (with 2 Annuitants)	1.40%[1]	1.40%[1]
	Subaccounts (Fund fees and expenses)	0.27%[2]	0.80%[2]
1 As a percentage of the average Contract Value.
2 As a percentage of the net assets of each Subaccount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $1,605		Highest Annual Cost $1,935
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.25% and least expensive Fund fee • No Sales Charge • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.40% and most expensive Fund fee • No Sales Charge • No transfers or withdrawals

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FOR CONTRACTS PURCHASED PRIOR TO JANUARY 1, 2009

	Annual Fee	Minimum	Maximum	Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Base Contract (with 1 Annuitant)	1.10%[1]	1.10%[1]
	Base Contract (with 2 Annuitants)	1.25%[1]	1.25%[1]
	Subaccounts (Fund fees and expenses)	0.27%[2]	0.80% [2]
1 As a percentage of the average Contract Value.
2 As a percentage of the net assets of each Subaccount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $1,481		Highest Annual Cost $1,816
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.10% and least expensive Fund fee • No Sales Charge • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.25% and most expensive Fund fee • No Sales Charge • No transfers or withdrawals

Risks				Location in Prospectus
Risk of Loss	An investor can lose money by investing in the Contract.			1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Not a Short-Term Investment

The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because tax deferral and the Contract’s Guaranteed Withdrawal Benefit for Life feature are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit.

Withdrawals may be subject to Surrender Charges, and certain withdrawals can significantly reduce the value of the Guaranteed Withdrawal Benefit for Life feature.

1. Principal Risks of Investing in the Contract 4(c). Guaranteed Withdrawal Benefit for Life 6. Making Withdrawals

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Risks		Location in Prospectus
Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•  Performance will vary based on the performance of the Subaccount(s) you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Insurance Company Risks	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of February 8, 2023.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

Restrictions		Location in Prospectus
Investments

•  Additional Purchase Payments are not allowed.

•  You cannot move less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may move the entire amount.

•  Exchanges by telephone and/or Internet are limited to four days in each calendar year.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

3(a). Purchase of a Contract 5. Making Exchanges among Subaccounts 5(f). FILI policies Regarding Frequent Trading 11(a). Changes in Subaccounts

Taxes		Location in Prospectus
Tax Implications

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  If you purchased the Contract through a tax qualified plan or individual retirement account (IRA), you do not get any additional tax benefit from this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Overview of the Contract 1. Principal Risks of Investing in the Contract 9. Tax Considerations

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Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may influence your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3(a). Purchase of a Contract

OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

We designed the Contract to provide assistance in meeting retirement income goals by providing a withdrawal feature that allows for guaranteed withdrawals that can begin when the youngest Annuitant reaches age 59 1⁄2 and last for the life or lives of the Annuitant(s). The Contract may be appropriate if you are seeking to protect your income level at or before retirement while at the same time retaining the potential for tax deferred growth and some access to assets.

What are the different phases of the Contract?

Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase

During this phase, you invest your money in one or both of the two Subaccounts available under the Contract. Each Subaccount invests exclusively in shares of one Fund. Values invested in the Subaccount(s) may increase, decease, or stay the same. Each Fund has its own investment strategies, investment advisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

During this phase and after the youngest Annuitant reaches age 59 1⁄2, Owners typically begin taking advantage of the Contract’s Guaranteed Withdrawal Benefit for Life feature.

•	Income Phase

The Income Phase begins on the Annuity Date, a date you select, and lasts for the remainder of the Contract. During this phase, the Contract pays a stream of guaranteed income payments to the Owner(s). For a Contract issued to one Owner, we pay fixed annuity income to the Owner beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay fixed annuity income to the Owners if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner’s spouse at the time of death and elected to continue the Contract as his or her own. The Contract offers two annuity income options.

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What are the primary features of the Contract?

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Guaranteed Withdrawal Benefit For Life: Under this benefit, when the youngest Annuitant reaches age 59 1⁄2 you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount (“GWB Amount”). The GWB Amount is available for withdrawal each Contract Year during the Annuitant(s)’ lifetime regardless of the amount of your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years. Withdrawals that exceed the GWB Amount or that are taken before the youngest Annuitant reaches age 59 1⁄2 may significantly reduce the value of this benefit. Other important conditions and limitations apply to this feature. See 4(c). Guaranteed Withdrawal Benefit for Life.

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Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although certain withdrawals prior to age 59 1⁄2 may be subject to a tax penalty equal to 10% of the amount treated as taxable income). Before making any withdrawal, you should first understand the impact it will have on your Contract’s Guaranteed Withdrawal Benefit for Life feature.

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Tax treatment: You can exchange money among the Subaccounts without tax implications. Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

•

Death Benefit: Your Contract includes a standard Death Benefit that will pay your designated Beneficiaries the Contract Value if all the owners die during the Accumulation Phase. Please note poor investment performance and withdrawals can significantly reduce this benefit.

•

Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis. Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual, or annual basis. If your Contract is a Qualified Contract and you are subject to required minimum distributions (“RMD”) under the Code, you must agree to receive your RMD through our Systematic Withdrawal Program.

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FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Surrender Charge[1] (as a percentage of amount withdrawn during first 5 Contract Years)	2%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Contracts purchased on or after January 1, 2009

	Contracts with 1 Annuitant On Contract Date	Contracts with 2 Annuitants On Contract Date
Base Contract Expenses[2] (As a percentage of the average Contract Value)	1.25%	1.40%

Contracts purchased prior to January 1, 2009

	Contracts with 1 Annuitant On Contract Date	Contracts with 2 Annuitants On Contract Date
Base Contract Expenses[2] (As a percentage of the average Contract Value)	1.10%	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum

(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	0.80%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.27%	0.75%[3]

1 Surrender Charge will not apply to withdrawals of GWB Amount, amounts withdrawn pursuant to our Systematic Withdrawal Program to meet required minimum distributions under the Code, or proceeds received as a required distribution following the death of an Owner.

2 Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

3 This reflects temporary reductions to Fund expenses.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include annual transaction expenses, annual Contract expenses, and annual Fund expenses.

These examples assume that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, Base Contract Expenses assuming 2 Annuitants, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Contracts purchased on or after January 1, 2009

	1 year	3 years	5 years	10 Years
If you surrender Your Contract at the end of the applicable time period[4]	$4,287	$9,054	$14,092	$25,339
If you annuitize at the end of the applicable period or do not surrender your Contract	$2,231	$6,882	$11,796	$25,339

Contracts purchased prior to January 1, 2009

	1 year	3 years	5 years	10 Years
If you surrender Your Contract at the end of the applicable time period[4]	$4,139	$8,609	$13,346	$23,793
If you annuitize at the end of the applicable period or do not surrender your Contract	$2,080	$6,427	$11,033	$23,793

4 During the 1,3, and 5 year periods, the entire amount surrendered is subject to the 2% surrender fee.

1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: You can lose money by investing in the Contract. The value of the money you invest in any Subaccount will vary with the investment performance of the single Fund in which the Subaccount invests. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because:

•	Tax deferral and the Contract’s Guaranteed Withdrawal Benefit for Life feature are more advantageous to investors with a long-time horizon.

•

Withdrawals that exceed the Guaranteed Withdrawal Benefit Amount or that are taken before the youngest Annuitant reaches age 59 1⁄2 may significantly reduce the value of the Guaranteed Withdrawal Benefit for Life Feature.

•	Withdrawals during the first five Contract Years may be subject to a 2% Surrender Charge, which would reduce the Contract Value.

•	Adverse tax consequences may result from withdrawals prior to age 59 1⁄2 (see below).

Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

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Another Annuity Contract May Be More Appropriate: It is possible that other annuity contracts, including a contract with lower expenses, may be more appropriate for you. You should have only purchased this Contract for the Guaranteed Withdrawal Benefit for Life feature. If you are not currently using this benefit and do not plan to use it in the future, it is likely a less expensive annuity is more appropriate for you. Note exchanging from one annuity contract to another should only be done after a careful consideration of the benefits, features, and expenses of the existing and proposed annuity. See Replacement of Contracts in 3(a).

Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. FILI has adopted policies designed to discourage frequent trading. See 5. Making Exchanges among Subaccounts for more information.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to meet its obligations to you – obligations under the Guaranteed Withdrawal Benefit for Life feature and annuity income payments could be especially at risk.

2. FILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). FILI and the Variable Account

FILI: The Contract is issued by FILI. We are a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. The lifetime annuity income payments and payments of GWB Amounts in excess of assets in the Variable Account made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 8, 20231. Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

The Variable Account: Fidelity Investments Variable Annuity Account I is a separate account used to support the Contract and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: FILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information.

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

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2(b). The Funds

There are currently two available Subaccounts in the Variable Account. In addition, the Contract also provides for a Government Money Market Subaccount, which your Purchase Payment may be allocated to only during the Free Look Period or following the death of the last surviving Owner or Annuitant. Each Subaccount in the Variable Account invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment advisor, however, the performance of such funds may differ significantly.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the Funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not contract charges, and do not increase Fund or contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 800-544-2442 or visiting www.fidelity.com/FGGIreports.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

We pay FIA compensation of not more than 2% of Purchase Payments received in the first Contract Year for marketing and distribution. We also pay FIA renewal compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

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3. PURCHASE PAYMENT

3(a). Purchase of a Contract

Currently, we do not offer this Contract for sale to new investors. Also, additional purchase payments are not allowed for existing Contracts.

Application and Initial Purchase Payment: You purchased your Contract (1) on a non-qualified basis (“Non-qualified Contract”), or (2) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Code. Generally, we issued Qualified Contracts only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax-sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you were generally required to make a single Purchase payment of at least $25,000 and complete an application form. We also allowed a Contract to be purchased by exchanging one or more annuity contracts or life insurance policies, and a Contract’s Purchase Payment to be paid from different sources (e.g., personal check and proceeds from a brokerage account).

We applied your Purchase Payment to the purchase of a Contract within two business days of receiving your payment and completed application in a form acceptable to us at our Annuity Service Center. The date that we credited your Purchase Payment and your Contract became effective is called the Contract Date.

Contracts Owned by Trusts: We issued Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). If the trust has only a single grantor, the grantor’s spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. At issue, the Annuity Date was the first day of the first calendar month after the oldest Annuitant’s 95th birthday, or an earlier date chosen by the Owner. Also, at issue, we required a representation from the grantor(s) that the trust is for the sole benefit of the grantor(s). This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

Replacement of Contracts: You can generally exchange a non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if you buy the contract through an exchange, transfer or otherwise).

3(b). Investment Allocation of Your Purchase Payment:

You choose how to allocate your Purchase Payment among the two available Subaccounts and the percentage to be allocated to each. As stated above, your Purchase Payment may have been invested in the Government Money Market Subaccount during part or for the entirety of the Free Look Period. Also, we will allocate the value of your Contract to the Government Money Market Subaccount for a limited time following the death of the last surviving Owner or Annuitant. See 10(d) Automatic Transfer To The Government Money Market Subaccount Upon Due Proof Of Death. You may not choose to allocate your Purchase Payment or Contract Value to the Government Money Market Subaccount at any time.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase

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Payment will be allocated to the Government Money Market Subaccount until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time your Purchase Payment is invested in a Subaccount, we credit a number of Accumulation Units to your Contract based on each Subaccount’s current Accumulation Unit Value.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

3(c). Accumulation Units:

We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the Purchase Payment is received at our Annuity Service Center. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Base Contract Expenses as shown in the Fee Tables.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

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4. BENEFITS AVAILABLE UNDER THE CONTRACT

4(a). Overview of Benefits

The following table summarizes information about benefits available under the Contract. A detailed description of each benefit follows the tables.

Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Upon death of an Owner (or Annuitant in the case of a trust owned contract) prior to the Annuity Date, provides a benefit equal to the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed.	None

There is no guaranteed minimum death benefit. Poor investment performance and withdrawals can significantly reduce the benefit.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment.

Guaranteed Withdrawal Benefit for Life	Under this benefit, when the youngest Annuitant reaches age 59 1⁄2 you are eligible to withdraw a specific amount each Contract Year called the GWB Amount. The GWB Amount is available for withdrawal each Contract Year during the Annuitant(s)’ lifetime regardless of the amount of your Contract Value. The GWB Amount may change each Contract Year.	None

No benefit is payable until the youngest Annuitant reaches age 59 1⁄2.

Withdrawals, including withdrawals of the GWB Amount, will reduce the Contract Value.

Withdrawals that exceed the GWB Amount or taken before the youngest Annuitant reaches age 59 1⁄2 may significantly reduce the GWB Amount in future Contract Years.

Unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

Systematic Withdrawal Program	Allows for withdrawals up to your eligible GWB Amount on a periodic basis. If your Contract is a Qualified Contract and you are subject to required minimum distributions (“RMD”) under the Code, you must agree to receive your RMD through our Systematic Withdrawal Program.	None

Systematic withdrawal must be at least $50.

If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

We reserve the right to modify or terminate this benefit.

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4(b). Death Benefit

What is the Death Benefit?

The Death Benefit is a benefit that is triggered if any Owner (or Annuitant for a trust owned Contract) dies before the Annuity Date. The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed. The Contract does not guarantee your designated beneficiary(ies) will receive a minimum amount. Poor investment performance and withdrawals can significantly reduce this benefit.

For information on payments, if any, to Beneficiaries following the death of the last surviving Annuitant on or after the Annuity Date, see 7. Income Phase.

Who has the right to the Death Benefit?

If all the Owners die before the Annuity Date (or all Annuitants in the case of Contracts owned by a trust and Qualified Contracts), then the Beneficiary(ies) has the right to the Death Benefit. If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Death Benefit. If the Contract is owned by a single Owner, a trust or is a Qualified Contract and there are two Annuitants and one Annuitant dies, the surviving Annuitant, not the Beneficiary(ies), has the right to the Death Benefit.

What are the different options for receiving the Death Benefit?

The below discussion applies only to Non-qualified Contracts. For a description of the settlement options applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

The options for receiving the Contract’s Death Benefit are driven primarily by federal tax law, which requires that if any Owner of an annuity contract dies before the Annuity Date, the entire interest in the contract must be distributed within five years after the Owner’s death. If the contract is owned by a trust, then the death of an Annuitant is treated as a death of an Owner. However, there are exceptions to this requirement, which allow in certain circumstances for a Beneficiary / surviving Owner to annuitize or continue an annuity contract. The settlement options we make available for this Contract are described below. In the event a surviving Owner or a Beneficiary does not elect any of these options, a lump sum distribution of the Contract Value may be requested.

Settlement Option	Description	Restrictions
5 Year Distribution

Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the Contract Value as described in the Contract. See 10(f). Abandoned Property.

No restrictions
Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the Contract Value in exchange for a guaranteed stream of income.	Beneficiary must be a natural person

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Settlement Option	Description	Restrictions
Continuation of Contract without Guaranteed Withdrawal Benefit for Life	Continue the Contract, or their portion of the Contract, as the Owner. Note: since the Guaranteed Withdrawal Benefit for Life feature and any payments under it cease but the Contract’s expenses continue, it may not be in a Beneficiary’s best interest to continue the Contract for a significant length of time.

Only available upon the death of all Annuitants, and Beneficiary is spouse of the last surviving Annuitant at time of death.

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Continuation of Contract with Guaranteed Withdrawal Benefit for Life

Continue the Contract as the Owner with all terms and conditions of the Contract remaining in force. Will be treated as having been the sole Owner from the Contract Date. Allowed to change the Annuity Date to a date as late as first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday

Note: for Contracts with 2 Annuitants, the Contract defaults to this option upon the first death of an Annuitant before the Annuity Date.

Applies to Contracts with 2 Annuitants upon first death of an Annuitant. Surviving Annuitant must be the spouse of deceased Annuitant at time of death.

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

How are Beneficiaries designated in the Contract?

The Owner(s) name(s) a Beneficiary or Beneficiaries in the application and can change Beneficiaries later.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary’s share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem unable to administer, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

What is the process for claiming the Death Benefit?

After the death of all the Owners and Annuitants, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner (or for the last surviving Annuitant if the Contract has one Owner and joint Annuitants) and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

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At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Subaccounts to the Government Money Market Subaccount. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will pay any Beneficiary who has provided us with required tax withholding and other forms. Such payment will be net of any applicable taxes and will be paid no later than allowed under the Investment Company Act of 1940 and any applicable state law. After making the payment, we will have no further obligations to that Beneficiary. If the Contract Value for any one Beneficiary is less than $5,000 when we have received all required documentation, then we will send that Beneficiary their entire portion of the Contract Value.

If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary. All payments will be net any applicable taxes.

If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate.

4(c). Guaranteed Withdrawal Benefit for Life

Introduction: When the youngest Annuitant reaches age 59 1⁄2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount (“GWB Amount”). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)’ lifetime regardless of the amount in your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value (“GWB Value”), described below, by the Withdrawal Percentage, also described below.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an Owner, we limit joint Ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant at time of application. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor’s spouse may also be named as a joint Annuitant at time of application. Federal tax law does not extend the same continuation rights to civil union partners. See 4(b). Death Benefit.

No benefit is payable until the youngest Annuitant reaches age 59 1⁄2. The Annuitant(s) will be shown on the Contract’s Schedule page. The Annuitant(s) may not be changed after the Contract Date.

GWB Amount: Your first withdrawal after the youngest Annuitant reaches age 59 1⁄2 will establish a Withdrawal Percentage from the table shown below. The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent Contract Anniversary, the GWB Amount may change as described below.

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Before the youngest Annuitant reaches the age of 59 1⁄2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 59 1⁄2, your first withdrawal will establish a Withdrawal Percentage that will never change.

If the Contract has two Annuitants on the Contract Date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the Two Annuitants Withdrawal Percentages column shown in the table below.

If you delay taking a first withdrawal until the youngest Annuitant reaches one of the older ages shown below, the Withdrawal Percentage shown for that older age will be used to determine the GWB Amount each Contract Year for the duration of the Contract. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage shown for ages 80 and older will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

Youngest Annuitant’s Age at First Withdrawal	One Annuitant Withdrawal Percentage	Two Annuitants Withdrawal Percentage
59 1/2 - 64	5%	4.5%
65 - 69	5%	5.0%
70 - 79	6%	5.5%
80 and older	7%	6.5%

For example, assume there are two Annuitants. Once the youngest Annuitant reaches age 59 1⁄2, you are eligible to make a withdrawal of the GWB Amount using a Withdrawal Percentage of 4.5%. If you make a withdrawal while the youngest Annuitant is 62, the withdrawal will be considered the first withdrawal and the Withdrawal Percentage of 4.5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. However, if you choose to wait until the youngest Annuitant turns age 65 to make the first withdrawal, the Withdrawal Percentage of 5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract.

On each Contract Anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1⁄2 by the GWB Value on that same Contract Anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1⁄2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. In addition, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix B for examples of how your GWB Amount is calculated.

GWB Value: The Contract has two related values; a Contract Value and a GWB Value. The Contract Value is determined by the method described in 3(c). Accumulation Units. The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1⁄2. Your Contract will also have a GWB Value before the date the youngest Annuitant reaches age 59 1⁄2, and during that time the GWB Value may increase or decrease as described below.

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The GWB Value on the Contract Date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1⁄2 the GWB Value will be reduced. See Withdrawals Before Youngest Annuitant Reaches Age 59 1⁄2 below.

If you make withdrawals after the youngest Annuitant reaches age 59 1⁄2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced. See Withdrawals in Excess of Annual GWB Amount below.

On each Contract Anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the New York Stock Exchange is closed on a Contract Anniversary, the Contract Value as determined as of the end of the next day the New York Stock Exchange is open will be used. If the Contract has joint Annuitants and the oldest Annuitant dies before the Contract Anniversary that falls on or after his or her 85th birthday, the surviving Annuitant’s age will be used. If the oldest Annuitant dies on or after the Contract Anniversary that falls on or after his or her 85th birthday, the GWB Value is not compared to the Contract Value and will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the Contract Anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year once the youngest Annuitant has reached age 59 1⁄2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

If you make any withdrawals before you are eligible to withdraw a GWB Amount or if you make total withdrawals in a Contract Year that exceed the GWB Amount for that Contract Year, the GWB Value will decrease as described below.

Withdrawals Before Youngest Annuitant Reaches Age 59 1⁄2: You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1⁄2. If you make a withdrawal before the youngest Annuitant reaches age 59 1⁄2, the GWB Value is reduced by a percentage determined by dividing the Gross Withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

(1)  At the end of the Valuation Period in which you make the Gross Withdrawal, we divide the Gross Withdrawal by what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

(2)  Multiply the percentage determined in (1) by the GWB Value immediately before the Gross Withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your Contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year. Now assume that you make one $5,000 Gross Withdrawal ($4,900 of which would be paid to you after deduction of a $100 Surrender Charge) during the first Contract Year. If your Contract Value were $30,000 at time of the withdrawal, your GWB Value would be reduced by 16.67% ($5,000 Gross Withdrawal amount divided by $30,000 Contract Value). The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

Withdrawals in Excess of Annual GWB Amount: If you withdraw more than the GWB Amount in any Contract Year after the youngest Annuitant reaches age 59 1⁄2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a Gross Withdrawal that is in excess of the GWB Amount for

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that Contract Year (“excess Gross Withdrawal”) by the Contract Value at time of the excess Gross Withdrawal, as described below. The new GWB Value following an excess Gross Withdrawal is calculated as follows:

(1)  Determine the portion of the most recent Gross Withdrawal in combination with the sum of all Gross Withdrawals taken in the current Contract Year that exceeds the GWB Amount for that Contract Year.

(2)  Determine what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal less any portion of the most recent Gross Withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

(3)  Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

(4)  Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

(5)  Take the GWB Value prior to the Gross Withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your Contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000. If you make a first Gross Withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 5% and be eligible to withdraw up to the GWB Amount of $1,250 ($25,000 multiplied by 5%) without causing a reduction in GWB Value. Because your first Gross Withdrawal is $5,000, $1,250 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $3,750 of the withdrawal is an excess Gross Withdrawal. For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,250) resulting in a Contract Value of $28,750. The $3,750 excess Gross Withdrawal proportionally reduces the Contract Value by 13.04% ($3,750 divided by $28,750) which results in a new GWB Value of $21,740 ($25,000 less [25,000 multiplied by 13.04%]). If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next Contract Anniversary, the GWB Amount for the next Contract Year will be $1,087 ($21,740 multiplied by 5%).

If the Contract is a Qualified Contract and you elect to receive your required minimum distributions under the Code through our Systematic Withdrawal Process described in 4(d). Systematic Withdrawal Program, the reference to GWB Amount in (1), (2) and (3) above shall mean “the greater of the GWB Amount or any required minimum distribution under the Code determined exclusively by us from the Contract Value.” If you take a withdrawal to satisfy your required minimum distribution in a way other than through our Systematic Withdrawal Program and your required minimum distribution is in excess of your GWB Amount, the withdrawal may result in Surrender Charges and a reduction in your GWB Value.

Any Premium Tax amount that we deduct from your Contract Value will not be treated as a Withdrawal in Excess of Annual GWB Amount.

See Appendix B for additional examples of GWB Value increases and decreases.

Conversion of GWB Amount Payments: We include a provision in the Contracts that allows us to convert smaller Contracts before the Annuity Date if the Contract Value is reduced by a withdrawal to an amount equal to or below the lesser of $2,500 or the GWB Amount. If that happens, the Contract will convert on the first day of the calendar month on or after your next Contract Anniversary to an annuity option that will pay you and any joint Owner an annual amount equal to your GWB Amount, adjusted for any excess withdrawals made prior to the conversion for so long as any Annuitant is still alive. The Annuity Date will be deemed to be the first day of the calendar month on or after your next Contract Anniversary. Once a conversion occurs under this provision, the Contract will no longer have a Contract Value as of the Annuity Date. If you do not want your Contract to automatically convert to an annuity option, you must notify us within 30 days of the conversion and request a full withdrawal of your Contract Value. By doing this, your Contract will terminate and you will give up any future GWB Amounts that may be payable.

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If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a Systematic Withdrawal causes this provision to apply, we will continue to pay your GWB Amount as a GWB Amount Annuity Income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program. However, if you have selected a period other than monthly, the GWB Amount annuity income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

Your GWB Amount Annuity Income payment for the next Contract Year will not change unless your total withdrawals during the Contract Year and up through the date of conversion exceed your GWB Amount for that Contract Year. If your total withdrawals exceed your GWB Amount, your GWB Value will be reduced as described in Withdrawals in Excess of Annual GWB Amount above and a new GWB Amount will be determined. The resulting GWB Amount for future Contract Years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

4(d). Systematic Withdrawal Program

You may use our Systematic Withdrawal Program form to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis.

Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. Withdrawals under the program will be taken from the Subaccounts in accordance with FILI’s administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Subaccounts. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

Your Systematic Withdrawal Program transactions will take place on the 1st day of the month for the period you selected. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading. You should expect to receive your scheduled payment in 3 to 5 days following the 1st day of the month for the period you selected to allow for mailing time.

If your Contract is a Qualified Contract and you are subject to required minimum distributions (“RMD”) under the Code, you must agree to receive your RMD through our Systematic Withdrawal Program so that we do not treat that part of your RMD that exceeds the GWB Amount as an excess Gross Withdrawal. See Withdrawals in Excess of Annual GWB Amount in 4(c). In order to receive the greater of your eligible GWB Amount or RMD, you must agree to the following conditions.

(1)  You must elect to receive the greater of the GWB Amount and the RMD on a Systematic Withdrawal basis and you authorize us to calculate the RMD for you.

(2)  The RMD for a calendar year will be determined by us.

(3)  No RMD withdrawal may occur until after December 31st of the calendar year in which your Contract was issued (i.e., Contract Date).

(4)  If the Contract was purchased prior to your reaching the age at which you are required to take your first RMD (your “RMD Applicable Age”), your first RMD must be withdrawn in the calendar year in which you reach your Applicable Age even though the Code allows you to delay your first RMD until April 1st of the calendar year following the year you reach your Applicable Age. We require this so that only one calendar year’s RMD will qualify for the exception we allow for withdrawals in excess of the GWB Amount.

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(5)  If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the RMD or GWB Amount and any withdrawals in excess of the GWB Amount will be considered excess Gross Withdrawals and could cause a reduction in GWB Value as described in Withdrawals in Excess of Annual GWB Amount in 4(c).

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute, in any Contract Year, an amount more than the greater of the GWB Amount or the RMD for any calendar year that overlaps with a Contract Year.

Each Systematic Withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. You may also be subject to a Surrender Charge, if applicable. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

5. MAKING EXCHANGES AMONG SUBACCOUNTS

5(a). General Procedures for Making Exchanges

Before the Annuity Date, you may make transfers of money (“Exchanges”) among the available Subaccounts by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract Owners may be required to provide additional information about those requests by other means, including via fax or a website. It is recommended that you allow 90 days to pass before making a subsequent exchange to avoid triggering the restrictions described below in 5(g). Frequent Trading Monitoring and Restriction Procedures.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund’s expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least four days each calendar year unless you have been blocked from trading into all other available Subaccounts as described below in 5(g). Frequent Trading Monitoring and Restriction Procedures.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Subaccount to another. You may also request a percentage reallocation among Subaccounts. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may move the entire amount.

5(b). Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to four days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

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5(c). Effective Date of Exchanges Among Subaccounts

Any redemption from a Subaccount that is part of an Exchange among Subaccounts will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Subaccounts with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from a Subaccount that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to a Subaccount that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Subaccount. The delay will last until the Subaccount from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Subaccount will be uninvested.

5(d). Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Subaccounts on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

5(e). Short-Term Trading Risk

Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds’ prospectuses for specific information about the Funds’ short-term trading policies and risks.

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5(f). FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with FILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or make an Exchange out of that Subaccount.

In addition, each Fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI’s policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

5(g). Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into a Subaccount followed by a withdrawal or Exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90-day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12-month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90-day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12-month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR or one of its affiliates.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Subaccount;

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(2)  Systematic Withdrawals up to the Guaranteed Withdrawal Benefit Amount and annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

6. MAKING WITHDRAWALS

Any time before the Annuity Date, you may make a complete or partial withdrawal of your Contract Value.

We will send you the requested withdrawal amount less any applicable Surrender Charge and taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once a complete withdrawal has been processed if the withdrawal causes the Guaranteed Withdrawal Benefit Value to reduce to zero. See 4(c). Guaranteed Withdrawal Benefit For Life.

If you request a partial withdrawal, you may choose the dollar amount or percentage to be withdrawn from each Subaccount. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Subaccounts.

Partial withdrawals before the youngest Annuitant reaches age 59 1⁄2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. See 4(c). Guaranteed Withdrawal Benefit For Life.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven-day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $100,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2. See 9. Tax Considerations.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any applicable Surrender Charge and taxes withheld.

We may defer payment from the Subaccounts for longer than seven days under certain limited circumstances. See 10(j). Postponement of Payment.

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7. INCOME PHASE

7(a). Annuity Date

In General: When your Contract was issued we set the Annuity Date to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner’s 95th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

The Contract offers the following Annuity Income options:

(1)  You may receive the greater of (a) or (b) where;

(a)  is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and

(b)  is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant.

If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary.

(2)  You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity Income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity Income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option as described in Conversion of GWB Amount Payments in 4(c).

Unless you elect another annuity income option prior to the latest possible Annuity Date, the Contract will default to Annuity Income option (1).

Qualified Contracts: If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code.

We reserve the right to limit the maximum period we will pay guaranteed income to a whole number of years or whole number of months.

The Uniform Lifetime Table may be found in federal income tax regulations section 1.401(a)(9)-9. We reserve the right to use any other life expectancy tables allowed by the Code and federal income tax regulations.

We reserve the right to add to, limit or modify these annuity income options to comply with the Code and offer any other annuity income options that are mutually agreeable to you and us.

7(b). Annuity Income

Annuity income payments begin on the Annuity Date if no Owner has died before then and the Contract Value or annual GWB Amount is sufficient to provide you with an initial monthly income payment of at least $20. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses at time of death, and (2) the surviving spouse/Annuitant elected to continue the

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Contract as his or her own. As long as the Owner’s death occurs before the Annuity Date, a surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday. If the Contract has been inactive and under applicable state law could be considered abandoned property, we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in What are the different distribution options for receiving the Death Benefit? under 4(b).

Under Annuity Income option (1) we will pay you Annuity Income in monthly installments starting on the Annuity Date for the life or lives of the Annuitant(s) and your Contract will no longer have a Contract Value. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary. To provide annuity income, all Accumulation Units in the Subaccounts will be redeemed. The first monthly annuity income payment will be made on the Annuity Date.

If you have been receiving GWB Amounts through our Systematic Withdrawal Program prior to the latest possible Annuity Date, you may continue to receive the greater of your GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) as an Annuity Income option on the same periodic basis that you selected under our Systematic Withdrawal Program. However, if you have selected a period other than monthly, the Annuity Income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

You may make a partial withdrawal between the Contract Anniversary following the oldest Owner’s 95th birthday and the Annuity Date as long as the Gross Withdrawal is equal to or less than the GWB Amount for that Contract Year. If you do this, we will accelerate your Annuity Date to the date of the withdrawal and pay you your entire GWB Amount for that Contract Year. In future Contract Years, we will pay Annuity Income on an annual basis according to the provisions of Annuity Income option (1) or any other Annuity Income option that enables the Contract to comply with the Code.

If you request a withdrawal in excess of the GWB Amount between the Contract Anniversary following the oldest Owner’s 95th birthday and the Annuity Date, you are limited to a complete withdrawal, which will terminate any future GWB Amount payments or annuity income.

Under Annuity Income option (2), we will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer. To provide annuity income, all Accumulation Units in the Subaccounts will be redeemed and applied to annuity purchase rates that are no less than the guaranteed annuity purchase rates set forth in the Contract and will be based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date.

All money used to support annuity income payments will be held in our general account thereafter. The first annuity income payment will be made on the Annuity Date and beginning on this date there will no longer be an ability to make withdrawals.

If the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment under Annuity Income Option (2) of at least $20, we reserve the right to pay you the Contract Value in a lump sum instead of providing monthly annuity income.

If the GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20, we reserve the right to pay you as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

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The Owner(s) may not change the Annuitant(s) at any time during the Contract.

The Owner’s estate, or the Owner for contracts owned by trusts, will be responsible to notify us of the death of the last surviving Annuitant and to repay any Annuity Income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

Under Annuity Income option (1), if there is a refund due as a result of the death of the last surviving Annuitant, the refund will be paid to the Beneficiary or the last surviving Owner’s estate.

Under Annuity Income option (2), if the surviving Annuitant dies before we have made all Annuity Income payments due under the Contract, any remaining Annuity Income will be paid to the Beneficiary or the last surviving Owner’s estate. The Beneficiary or the estate may choose instead to receive the present value of the remaining Annuity Income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed Annuity Income payments, if any, at the interest rate that was used to determine the annuity income purchase rate on the Annuity Date.

Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.

8. CURRENT CHARGES AND OTHER DEDUCTIONS

8(a). Base Contract Expenses

Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.

Mortality and Expense Risk Charge: We assess a daily charge against each Contract’s assets at an effective annual rate of:

Contracts purchased on or after January 1, 2009

Contracts with 1 Annuitant on Contract Date	Contracts with 2 Annuitants on Contract Date
1.00%	1.15%

Contracts purchased prior to January 1, 2009

Contracts with 1 Annuitant on Contract Date	Contracts with 2 Annuitants on Contract Date
0.85%	1.00%

The risks we bear are mortality and expense risks. The mortality risk we bear is that the Annuitant(s), upon whose life or lives GWB Amount payments and annuity income payments are based, will live longer than we project. The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

Administrative Charge: We make a daily charge against the assets of each Subaccount equivalent to an effective annual rate of 0.25%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee this charge will never increase.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Base Contract Expenses will continue to be assessed.

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8(b). Surrender Charges

We assess a 2% Surrender Charge on withdrawals during the first five Contract Years. The Surrender Charge is assessed against the withdrawal amount. No Surrender Charge will apply to (1) any eligible GWB Amount withdrawal, (2) withdrawals from a Qualified Contract that are necessary to comply with the required minimum distributions under the Code, and are taken as part of a Systematic Withdrawal Program offered by us, or (3) withdrawals that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

8(c). Premium Taxes

We generally deduct a charge equal to any premium taxes that states require us to pay in connection with your Contract at the time we are required to pay it, which is either upon your Purchase Payment or upon commencement of annuity income payments. Note – In many states premium taxes are not imposed in connection with the Contracts. If a premium tax applies, the amount of the tax and when it will be deducted from your Contract depends on (i) the state your Contract was issued in, and (ii) whether it is a Non-qualified or Qualified Contract. As of the date of this prospectus, we deduct a charge equal to the premium tax for Contracts issued in the following states – California, Colorado, Maine, Nevada, South Dakota, West Virginia, and Wyoming. The current range of state premium taxes is 0% to 3.5%.

8(d). Funds’ Expenses

The fees and expenses are deducted from and paid out of the assets of the Funds and are listed in Appendix A of this prospectus. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

8(e). Other Taxes

We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See 9(g). FILI’s Tax Status.

9. TAX CONSIDERATIONS

9(a). Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance, and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

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9(b). Tax Deferral During Accumulation Period

In General: Under existing provisions of the Code, provided the below conditions are met, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements: The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations.

Ownership Treatment: In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Subaccounts may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

Nonnatural Owner: As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to “nonnatural” persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an “individual”)). The following discussion assumes that a Contract will be owned by an individual.

Delayed Annuity Commencement Dates: On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner’s 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments

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must begin. However, if the Contract’s Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner’s income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see What are the different distribution options for receiving the Death Benefit? under 4(b).

9(c). Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity (“IRA”). The Code permits certain “rollover” contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax-sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because this Contract’s minimum initial payment of $25,000 was greater than the maximum annual contribution permitted to an IRA, a Qualified Contract could only be purchased only in connection with a “rollover” of the proceeds from a qualified plan, tax-sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner’s interest in the Contract cannot be forfeitable; and

(3)  annuity and payments following the death of an Owner must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

9(d). Contract Values and Proceeds

In General: Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution is taxed as ordinary income.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution, and, therefore, before doing so you should consult a tax advisor. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

Taxes on Surrender of the Contract Before Annuity Income Payments Begin: If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

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For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8606 if any part of your Purchase Payment has been previously taxed.

Taxes on Partial Withdrawals: Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see 10% Penalty Tax on Early Withdrawals below). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

Aggregation of Contracts: In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

Taxes on Annuity Income Payments: Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.

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3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer’s “net investment income,” (from Non-qualified Annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

10% Penalty Tax on Early Withdrawals or Distributions: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax is not imposed on distributions:

(1)  Made to persons on or after age 59 1⁄2;

(2)  Made on or after the death of the Owner;

(3)  Attributable to the taxpayer’s becoming “disabled” within the meaning of the Code;

(4)  Which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated beneficiary;

(5)  Made from a Qualified Contract that meet any of the Code’s additional exceptions to this penalty tax applicable to IRAs (this includes distributions received from the rollover of a Qualified Contract into another qualified contract or IRA); or

(6)  that satisfy another exception to this penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1⁄2.

9(e). Other Tax Information

In the case of a Qualified Contract, an excise tax of up to 25% is imposed on the amount by which required minimum distributions exceed actual distributions. For taxable years prior to 2023, this excise tax is 50%.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

9(f). Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts above.

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In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

9(g). FILI’s Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

10. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

10(a). Contract Rights

Owner(s): Owners have rights and privileges as specified in the Contract. Joint Owners must be spouses on the Contract Date. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: “joint tenants in common”, “tenancy by the entirety”, “joint tenants with rights of survivorship” and “joint Ownership by husband and wife”.

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Purchase Payment among the Subaccounts.

You may not remove an Owner unless the removal is pursuant to a court order.

After the Contract Date, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate the Purchase Payment among the Subaccounts; (c) reallocate the Contract Value among the Subaccounts; (d) make withdrawals, if the Contact has a Contract Value; (e) change Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary’s consent); and (f) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Annuitant(s): You must be the Annuitant(s). If the Contract is owned by a trust, the grantor of the trust must be an Annuitant. You may name a joint Annuitant as long as the joint Annuitant is the spouse of the Annuitant on the Contract Date.

You may not add or remove the Annuitant(s) after the Contract Date unless the removal is pursuant to a court order.

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Your eligibility for benefits under the Guaranteed Withdrawal Benefit For Life feature is determined by the age of the Annuitant(s). The GWB Amount that is available once you are eligible under the Guaranteed Withdrawal Benefit For Life feature depends on a number of factors, including the number of Annuitants on the Contract Date and the age of the youngest Annuitant when your first withdrawal is made. If an Annuitant’s age has been misstated we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described under Conversion of GWB Amount Payments in 4(c), we will suspend any future GWB Amounts until we have recovered the amount of the overpayment. If the Contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described under Conversion of GWB Amount Payments in 4(c), we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually. The previously underpaid GWB Amount will be deducted from the Contract Value.

If you choose to receive Annuity Income using the Contract Value and annuity purchase rates, the amount of monthly annuity income payments depends on a number of factors, including each Annuitant’s age and, unless prohibited by applicable state law, sex. If an Annuitant’s age or sex has been misstated we will adjust the amount of monthly Annuity Income to reflect the actual age and/or sex. If we have previously overpaid monthly Annuity Income, we will withhold monthly Annuity Income until we have recovered the amount of the overpayment. If Annuity Income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly Annuity Income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

Beneficiary(ies): See 4(b). Death Benefit.

10(b). Assignment

A Qualified Contract may not be assigned. A Non-qualified Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Code; (b) a Contract owned by a person may be transferred to a person’s spouse; (c) a Contract owned by one or two individual(s) may be transferred to a trust of which the individual(s) is(are) the grantor(s) and (d) a Contract owned by a trust may be transferred to the trust’s grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

10(c). Notification of Death

If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If we provide too many GWB Amount payments or annuity income payments because we are not notified of an Annuitant’s death, we may take legal action to recover the overpayment.

10(d). Automatic Transfer to the Government Money Market Subaccount Upon Due Proof of Death

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract) of a Non-qualified Contract, or a last surviving Annuitant of a Qualified Contract, we will transfer to the Government Money Market Subaccount any portion of the Contract Value in the other Subaccounts. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

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10(e). Proof of Survival

If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

10(f). Abandoned Property

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distribution period. from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

10(g). Reports to Owners

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Shareholder reports for funds available under your Contract will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Contract owners have access to their contract information online at Fidelity.com.

10(h). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1)  Loss of account ownership;

(2)  Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

10(i). Non-Participating Contract

The Contract is “non-participating”, meaning there are no dividends. Investment results of the Subaccounts are reflected in the Contract Value and the other benefits under the Contract.

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10(j). Postponement of Payment

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in a Subaccount is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request: (2) each annuity income payment on the first business day after the Annuity Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

10(k). Special Provisions for Sales Under Sponsored Arrangements

We may reduce the minimum Purchase Payment requirement for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payment, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

10(l). Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0050.

11. MORE INFORMATION ABOUT THE SUBACCOUNTS AND THE FUNDS

11(a). Changes in Subaccounts

We may make additional Subaccounts available to you from time to time. These Subaccounts will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund’s investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required. We would obtain any required approval from the SEC before making such changes.

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11(b). Voting Rights

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. This means that the voting instructions of a small number of Owners could determine the outcome of any proposal for all Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners. As a result of proportional voting, the vote of a small number of Owners could determine the outcome of a shareholder vote.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

11(c). Resolving Material Conflicts

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/FGGIreports. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

		Current Expenses	Average Annual Total Returns (as of 12/31/22)
Investment Objective	Fund & Adviser/Subadviser		1 year	5 year	10 year
Seeks income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Product (“VIP”) Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%	-18.03%	7.13%	8.82%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%*	-15.06%	4.37%	6.66%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio[1] Adviser: Fidelity Management & Research Company LLC	0.27%	1.42%	1.07%	0.62%

1 You may not choose to allocate your Purchase Payment or Contract Value to the Money Market Subaccount at any time.

* This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

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APPENDIX B: Guaranteed Withdrawal Benefit for Life Examples

Example 1

Assume your Contract has one Annuitant who is age 65 and you made a $25,000 Purchase Payment on the Contract Date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,250 = 5% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire 1st Contract Year. If your Contract Value is $30,000 at time of the first Contract Anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the 2nd Contract Year would be increased to $1,500 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first Contract Anniversary, the GWB Value would be unchanged on the Contract Anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,250.

Example 2

Assume your Contract has one Annuitant who is age 67 and you made a $100,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 Gross Withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 5% and the GWB Amount as $5,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no Surrender Charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second Gross Withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $2,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($8,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the Valuation Period had you not taken the withdrawal. Your GWB Value will be reduced by 7.84%. The 7.84% reduction is determined by dividing the $8,000 Excess Withdrawal by $102,000 ($104,000 – $2,000 determined above) resulting in a new GWB Value of $92,160 ($100,000 GWB Value minus [$100,000 multiplied by .0784]). Additionally, a $160 Surrender Charge is due on the $10,000 Gross Withdrawal (2% of the $8,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the Valuation Period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 Excess Withdrawal divided by $90,000) resulting in a new GWB Value of $87,036 ($92,160 GWB Value minus [$92,160 multiplied by .0556]). A $100 Surrender Charge is due on the $5,000 Gross Withdrawal (2% of the $5,000 excess withdrawal).

Example 3

Assume your Contract has one Annuitant who is currently age 84 and you made a $100,000 Purchase Payment 18 years ago. Assume also that your GWB Value is still $100,000 and your GWB Amount, which you have been withdrawing every year, is $5,000. Assume you take your first withdrawal of $5,000 in the current Contract Year and that your Contract Value would have been $6,000 at the end of the Valuation Period had you not taken the withdrawal. The Contract Value after the withdrawal is $1,000 which is below the amount which will trigger the conversion of your Contract on the first of the month following your next Contract Anniversary. Assuming you make no further withdrawals prior to the conversion date, we will begin GWB Amount payments of $5,000 each year for so long as any Annuitant is alive.

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The Following examples are specific to Qualified Contracts and are provided to help illustrate the impact of required minimum distributions (RMD’s) and the impact to the contract of taking the RMD’s under various circumstances.

Assumptions common to examples 4-6.

Assume your Contract Date is 6 years in the past and your Contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your required minimum distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your Contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next Contract Anniversary will occur in the following calendar year and that your GWB Value did not increase on your Contract Anniversary in the current calendar year.

Example 4

To satisfy your RMD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated under 4(d). Systematic Withdrawal Program of this prospectus to receive the greater of your GWB Amount and your RMD. To demonstrate the reduction, assume your Contract Value would have been $103,000 at the end of the Valuation Period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 – $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [$100,000 multiplied by .0031]).

Example 5

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or RMD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your RMD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your RMD as shown under 4(d). Systematic Withdrawal Program of this prospectus have been met.

Example 6

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your RMD requirements, you would need to elect an annual payment frequency from the SWP program so that we are able to pay a full year’s worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your RMD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your RMD was taken through our SWP program. We have assumed that all of the conditions for receiving an RMD exception as shown under 4(d). Systematic Withdrawal Program of the prospectus have been met.

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We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 29, 2023. The SAI is incorporated by reference in this prospectus and is available, without charge, on our website and upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000049509

GMWB-PRO-0423

1.850778.117

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FIDELITY GROWTH AND GUARANTEED INCOME® ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2023

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Fidelity Investments Life Insurance Company (the “Company”) through Fidelity Investments Variable Annuity Account I (the “Variable Account”). You may obtain a copy of the Prospectus dated April 29, 2023, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

GMWB-PTB-0423

1.850779.116

GENERAL INFORMATION AND HISTORY

Fidelity Investments Life Insurance Company (“FILI”)

FILI is a stock life insurance company that was established in 1981 and exists in accordance with the laws, rules and regulations of the State of Utah. FILI issues life insurance and annuity products in 49 states (not New York) and the District of Columbia; FILI’s wholly-owned subsidiary Empire Fidelity Investments Life Insurance Company (“EFILI”) issues life insurance and annuity products in New York. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Fidelity Investments Variable Annuity Account I (the “Variable Account”)

The Variable Account is a separate investment account of FILI established on July 22, 1987 and exists in accordance with the laws, rules and regulations of the State of Utah. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting FILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While FILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, FILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

2

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA and FILI are wholly-owned, direct subsidiaries of FMR LLC; and FBS is a wholly-owned, indirect subsidiary of FMR LLC. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contract has been discontinued although you may continue to make exchanges among the Subaccounts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2022	$8,739,500	$8,739,500
2021	$18,665,010	$18,665,010
2020	$11,938,420	$11,938,420

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2022 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2022

Fidelity Investments

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments at market value	$265,593	$2,325,409	$53,862	$291,925	$372,704	$502,741	$529,690	$632,483

Receivable from FILI	13	—	4	—	85	—	4	1

Total assets	265,606	2,325,409	53,866	291,925	372,789	502,741	529,694	632,484

Liabilities:

Payable to FILI	—	4	—	1	—	—	—	—

Total net assets	$265,606	$2,325,405	$53,866	$291,924	$372,789	$502,741	$529,694	$632,484

Net Assets:

Fidelity Retirement Reserves	$256,231	$—	$43,368	$—	$335,442	$—	$493,070	$—

Fidelity Income Advantage	9,375	—	10,498	—	37,347	—	36,624	—

Fidelity Personal Retirement	—	2,313,525	—	291,924	—	502,741	—	632,484

Fidelity Freedom Lifetime Income	—	114	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	11,766	—	—	—	—	—	—

Total net assets	$265,606	$2,325,405	$53,866	$291,924	$372,789	$502,741	$529,694	$632,484

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	12,155	—	779	—	2,031	—	1,892	—

Unit Value	$21.08	$—	$55.69	$—	$165.17	$—	$260.60	$—

Fidelity Income Advantage:

Units Outstanding	466	—	198	—	237	—	147	—

Unit Value	$20.10	$—	$53.10	$—	$157.48	$—	$248.48	$—

Fidelity Personal Retirement:

Units Outstanding	—	208,282	—	15,578	—	14,707	—	11,867

Highest Value	$—	$11.85	$—	$25.80	$—	$52.41	$—	$78.28

Lowest Value	$—	$10.39	$—	$16.53	$—	$31.74	$—	$50.59

Fidelity Freedom Lifetime Income:

Units Outstanding	—	10	—	—	—	—	—	—

Unit Value	$—	$11.06	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	1,013	—	—	—	—	—	—

Highest Unit Value	$—	$9.47	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.01	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	242	—	—	—	—	—	—

Highest Unit Value	$—	$9.27	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$8.84	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class

Assets:

Investments at market value	$59,713	$190,729	$121,390	$665,825	$160,688	$201,369

Receivable from FILI	2	—	—	—	15	—

Total assets	59,715	190,729	121,390	665,825	160,703	201,369

Liabilities:

Payable to FILI	—	—	50	—	—	—

Total net assets	$59,715	$190,729	$121,340	$665,825	$160,703	$201,369

Net Assets:

Fidelity Retirement Reserves	$55,219	$—	$100,120	$—	$142,634	$—

Fidelity Income Advantage	4,496	—	21,220	—	18,069	—

Fidelity Personal Retirement	—	190,729	—	665,825	—	201,369

Fidelity Freedom Lifetime Income	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$59,715	$190,729	$121,340	$665,825	$160,703	$201,369

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	929	—	2,331	—	2,040	—

Unit Value	$59.42	$—	$42.95	$—	$69.92	$—

Fidelity Income Advantage:

Units Outstanding	79	—	520	—	271	—

Unit Value	$56.66	$—	$40.95	$—	$66.66	$—

Fidelity Personal Retirement:

Units Outstanding	—	9,282	—	45,579	—	8,886

Highest Value	$—	$27.75	$—	$16.68	$—	$28.82

Lowest Value	$—	$20.27	$—	$12.99	$—	$20.62

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class

Assets:

Investments at market value	$4,041,683	$57,696	$116,332	$871,409	$1,601,868	$161,958	$3,169,282

Receivable from FILI	(1)	13	—	78	—	72	(1)

Total assets	4,041,682	57,709	116,332	871,487	1,601,868	162,030	3,169,281

Liabilities:

Payable to FILI	108	—	—	—	—	1	(1)

Total net assets	$4,041,574	$57,709	$116,332	$871,487	$1,601,868	$162,029	$3,169,282

Net Assets:

Fidelity Retirement Reserves	$495,035	$49,387	$—	$801,473	$—	$133,750	$—

Fidelity Income Advantage	49,257	8,322	—	70,014	—	28,279	—

Fidelity Personal Retirement	3,497,282	—	116,332	—	1,601,868	—	2,440,380

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	728,902

Total net assets	$4,041,574	$57,709	$116,332	$871,487	$1,601,868	$162,029	$3,169,282

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	3,991	981	—	5,716	—	2,867	—

Unit Value	$124.04	$50.34	$—	$140.20	$—	$46.65	$—

Fidelity Income Advantage:

Units Outstanding	418	173	—	523	—	635	—

Unit Value	$118.27	$48.00	$—	$133.68	$—	$44.48	$—

Fidelity Personal Retirement:

Units Outstanding	80,874	—	4,513	—	39,889	—	75,781

Highest Value	$60.81	$—	$34.97	$—	$58.40	$—	$46.50

Lowest Value	$41.74	$—	$24.26	$—	$38.69	$—	$29.46

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	17,812

Highest Value	$—	$—	$—	$—	$—	$—	$49.92

Lowest Value	$—	$—	$—	$—	$—	$—	$29.14

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	11,051

Highest Value	$—	$—	$—	$—	$—	$—	$48.93

Lowest Value	$—	$—	$—	$—	$—	$—	$28.52

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class

Assets:

Investments at market value	$18,774	$133,970	$116,625	$293,370	$124,237	$633,823	$253,268	$567,814

Receivable from FILI	7	—	22	—	25	—	(1)	—

Total assets	18,781	133,970	116,647	293,370	124,262	633,823	253,267	567,814

Liabilities:

Payable to FILI	1	—	—	—	2	—	16	—

Total net assets	$18,780	$133,970	$116,647	$293,370	$124,260	$633,823	$253,251	$567,814

Net Assets:

Fidelity Retirement Reserves	$15,871	$—	$101,186	$—	$109,595	$—	$218,212	$—

Fidelity Income Advantage	2,909	—	15,462	—	14,665	—	35,039	—

Fidelity Personal Retirement	—	133,970	—	293,370	—	633,823	—	567,814

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$18,780	$133,970	$116,648	$293,370	$124,260	$633,823	$253,251	$567,814

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	305	—	1,713	—	1,844	—	3,439	—

Unit Value	$51.98	$—	$59.05	$—	$59.42	$—	$63.47	$—

Fidelity Income Advantage:

Units Outstanding	58	—	274	—	259	—	577	—

Unit Value	$50.00	$—	$56.30	$—	$56.66	$—	$60.64	$—

Fidelity Personal Retirement:

Units Outstanding	—	2,940	—	7,234	—	11,088	—	16,866

Highest Value	$—	$69.64	$—	$56.71	$—	$97.71	$—	$53.16

Lowest Value	$—	$44.32	$—	$38.57	$—	$52.77	$—	$30.15

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class

Assets:

Investments at market value	$42,927	$188,676	$34,372	$218,565	$142,515	$861,708	$92,458	$388,304

Receivable from FILI	9	—	12	1	35	—	4	—

Total assets	42,936	188,676	34,384	218,566	142,550	861,708	92,462	388,304

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$42,936	$188,676	$34,384	$218,566	$142,550	$861,708	$92,462	$388,304

Net Assets:

Fidelity Retirement Reserves	$35,317	$—	$30,618	$—	$128,778	$—	$83,849	$—

Fidelity Income Advantage	7,618	—	3,766	—	13,773	—	8,613	—

Fidelity Personal Retirement	—	188,676	—	218,566	—	861,708	—	388,304

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$42,935	$188,676	$34,384	$218,566	$142,551	$861,708	$92,462	$388,304

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	837	—	738	—	1,849	—	2,302	—

Unit Value	$42.14	$—	$41.51	$—	$69.59	$—	$36.43	$—

Fidelity Income Advantage:

Units Outstanding	188	—	95	—	206	—	247	—

Unit Value	$40.54	$—	$39.75	$—	$66.65	$—	$34.89	$—

Fidelity Personal Retirement:

Units Outstanding	—	5,141	—	5,431	—	12,400	—	18,072

Highest Value	$—	$74.63	$—	$45.18	$—	$143.38	$—	$30.15

Lowest Value	$—	$35.68	$—	$36.63	$—	$62.45	$—	$20.48

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financial Services Initial Class	VIP – Financial Services Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class

Assets:

Investments at market value	$109,329	$750,486	$26,944	$180,435	$23,119	$112,871	$14,877	$142,151

Receivable from FILI	35	—	5	—	9	—	10	—

Total assets	109,364	750,486	26,949	180,435	23,128	112,871	14,887	142,151

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$109,364	$750,486	$26,949	$180,435	$23,128	$112,871	$14,887	$142,151

Net Assets:

Fidelity Retirement Reserves	$98,050	$—	$23,741	$—	$19,906	$—	$12,896	$—

Fidelity Income Advantage	11,315	—	3,208	—	3,222	—	1,991	—

Fidelity Personal Retirement	—	750,486	—	180,435	—	112,871	—	142,151

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$109,365	$750,486	$26,949	$180,435	$23,128	$112,871	$14,887	$142,151

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,410	—	1,030	—	333	—	320	—

Unit Value	$69.47	$—	$23.04	$—	$59.83	$—	$40.12	$—

Fidelity Income Advantage:

Units Outstanding	170	—	145	—	56	—	52	—

Unit Value	$66.53	$—	$22.07	$—	$57.30	$—	$38.43	$—

Fidelity Personal Retirement:

Units Outstanding	—	11,741	—	6,695	—	2,894	—	3,563

Highest Value	$—	$90.40	$—	$51.03	$—	$61.76	$—	$70.90

Lowest Value	$—	$62.36	$—	$20.33	$—	$35.48	$—	$39.22

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class

Assets:

Investments at market value	$20,808	$140,732	$44,062	$743,828	$13,458

Receivable from FILI	5	—	12	—	1

Total assets	20,813	140,732	44,074	743,828	13,459

Liabilities:

Payable to FILI	—	—	—	—	—

Total net assets	$20,813	$140,732	$44,074	$743,828	$13,459

Net Assets:

Fidelity Retirement Reserves	$18,932	$—	$38,891	$—	$11,966

Fidelity Income Advantage	1,881	—	5,183	—	1,493

Fidelity Personal Retirement	—	140,732	—	743,828	—

Fidelity Freedom Lifetime Income	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—

Total net assets	$20,813	$140,732	$44,074	$743,828	$13,459

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	507	—	1,862	—	507

Unit Value	$37.35	$—	$20.89	$—	$23.59

Fidelity Income Advantage:

Units Outstanding	52	—	257	—	66

Unit Value	$35.92	$—	$20.12	$—	$22.78

Fidelity Personal Retirement:

Units Outstanding	—	5,814	—	43,114	—

Highest Value	$—	$53.92	$—	$21.38	$—

Lowest Value	$—	$22.42	$—	$14.88	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class

Assets:

Investments at market value	$249,396	$27,947	$261,518	$8,983

Receivable from FILI	—	6	—	—

Total assets	249,396	27,953	261,518	8,983

Liabilities:

Payable to FILI	—	—	—	—

Total net assets	$249,396	$27,953	$261,518	$8,983

Net Assets:

Fidelity Retirement Reserves	$—	$25,615	$—	$8,983

Fidelity Income Advantage	—	2,338	—	—

Fidelity Personal Retirement	249,396	—	261,518	—

Fidelity Freedom Lifetime Income	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—

Total net assets	$249,396	$27,953	$261,518	$8,983

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	775	—	542

Unit Value	$—	$33.05	$—	$16.56

Fidelity Income Advantage:

Units Outstanding	—	73	—	—

Unit Value	$—	$31.91	$—	$—

Fidelity Personal Retirement:

Units Outstanding	9,819	—	7,008	—

Highest Value	$48.67	$—	$66.83	$—

Lowest Value	$24.16	$—	$34.53	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—

Unit Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2005 Initial Class	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class

Assets:

Investments at market value	$69,838	$6,694	$19,685	$8,050	$57,721	$15,948	$89,652

Receivable from FILI	—	—	—	1	—	—	—

Total assets	69,838	6,694	19,685	8,051	57,721	15,948	89,652

Liabilities:

Payable to FILI	—	—	—	1	—	—	—

Total net assets	$69,838	$6,694	$19,685	$8,050	$57,721	$15,948	$89,652

Net Assets:

Fidelity Retirement Reserves	$—	$6,694	$—	$8,050	$—	$15,948	$—

Fidelity Income Advantage	—	—	—	—	—	—	—

Fidelity Personal Retirement	69,838	—	19,685	—	57,721	—	89,652

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$69,838	$6,694	$19,685	$8,050	$57,721	$15,948	$89,652

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	360	—	387	—	684	—

Unit Value	$—	$18.60	$—	$20.79	$—	$22.28	$—

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	4,200	—	1,017	—	2,651	—	3,875

Highest Value	$18.35	$—	$23.44	$—	$26.65	$—	$28.63

Lowest Value	$15.08	$—	$17.36	$—	$19.38	$—	$20.56

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Assets:

Investments at market value	$17,130	$174,304	$18,872	$215,949	$21,148	$319,483

Receivable from FILI	—	—	—	—	—	—

Total assets	17,130	174,304	18,872	215,949	21,148	319,483

Liabilities:

Payable to FILI	13	—	—	—	—	—

Total net assets	$17,117	$174,304	$18,872	$215,949	$21,148	$319,483

Net Assets:

Fidelity Retirement Reserves	$17,117	$—	$18,872	$—	$21,148	$—

Fidelity Income Advantage	—	—	—	—	—	—

Fidelity Personal Retirement	—	174,304	—	215,949	—	319,483

Fidelity Freedom Lifetime Income	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$17,117	$174,304	$18,872	$215,949	$21,148	$319,483

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	736	—	749	—	805	—

Unit Value	$23.26	$—	$25.21	$—	$26.27	$—

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	—	7,254	—	8,281	—	11,719

Highest Value	$—	$31.97	$—	$35.24	$—	$38.60

Lowest Value	$—	$22.09	$—	$24.05	$—	$25.89

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class

Assets:

Investments at market value	$8,225	$25,409	$25,618	$19,169	$242,903	$739,361	$1,616,878

Receivable from FILI	1	15	12	2	—	6	2

Total assets	8,226	25,424	25,630	19,171	242,903	739,367	1,616,880

Liabilities:

Payable to FILI	13	—	—	—	—	—	—

Total net assets	$8,213	$25,424	$25,630	$19,171	$242,903	$739,367	$1,616,880

Net Assets:

Fidelity Retirement Reserves	$—	$—	$—	$17,147	$—	$35,226	$58,773

Fidelity Income Advantage	—	—	—	2,024	—	6,884	29,381

Fidelity Personal Retirement	—	—	—	—	242,903	686,971	1,427,762

Fidelity Freedom Lifetime Income	8,213	25,424	25,630	—	—	10,286	100,964

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$8,213	$25,424	$25,630	$19,171	$242,903	$739,367	$1,616,880

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	—	—	703	—	2,311	3,012

Unit Value	$—	$—	$—	$24.40	$—	$15.24	$19.53

Fidelity Income Advantage:

Units Outstanding	—	—	—	86	—	467	1,554

Unit Value	$—	$—	$—	$23.59	$—	$14.74	$18.89

Fidelity Personal Retirement:

Units Outstanding	—	—	—	—	7,979	42,747	66,706

Highest Value	$—	$—	$—	$—	$48.97	$17.32	$26.76

Lowest Value	$—	$—	$—	$—	$26.40	$14.79	$20.55

Fidelity Freedom Lifetime Income:

Units Outstanding	449	1,200	1,048	—	—	714	5,473

Unit Value	$18.31	$21.18	$24.45	$—	$—	$14.39	$18.45

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class

Assets:

Investments at market value	$1,873,758	$1,653,916	$577,609	$21,669	$244,656	$13,442	$74,749

Receivable from FILI	—	38	44	5	—	1	—

Total assets	1,873,758	1,653,954	577,653	21,674	244,656	13,443	74,749

Liabilities:

Payable to FILI	60	—	—	—	—	—	—

Total net assets	$1,873,698	$1,653,954	$577,653	$21,674	$244,656	$13,443	$74,749

Net Assets:

Fidelity Retirement Reserves	$30,527	$39,003	$21,271	$19,356	$—	$12,492	$—

Fidelity Income Advantage	12,197	18,302	8,790	2,318	—	951	—

Fidelity Personal Retirement	1,236,171	1,568,620	534,118	—	244,656	—	74,749

Fidelity Freedom Lifetime Income	117,656	28,029	13,475	—	—	—	—

Fidelity Growth and Guaranteed Income	477,147	—	—	—	—	—	—

Total net assets	$1,873,698	$1,653,954	$577,654	$21,674	$244,656	$13,443	$74,749

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,572	1,776	903	558	—	462	—

Unit Value	$19.42	$21.96	$23.55	$34.68	$—	$27.01	$—

Fidelity Income Advantage:

Units Outstanding	652	860	385	69	—	36	—

Unit Value	$18.85	$21.23	$22.77	$33.60	$—	$26.17	$—

Fidelity Personal Retirement:

Units Outstanding	56,350	63,204	19,654	—	6,691	—	2,616

Highest Value	$30.97	$34.53	$41.20	$—	$46.74	$—	$58.94

Lowest Value	$21.06	$24.08	$25.83	$—	$35.36	$—	$27.30

Fidelity Freedom Lifetime Income:

Units Outstanding	5,881	1,348	602	—	—	—	—

Unit Value	$20.00	$20.78	$22.36	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	13,493	—	—	—	—	—	—

Highest Value	$32.08	$—	$—	$—	$—	$—	$—

Lowest Value	$21.74	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	9,987	—	—	—	—	—	—

Highest Value	$31.45	$—	$—	$—	$—	$—	$—

Lowest Value	$21.27	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class

Assets:

Investments at market value	$7,046	$61,385	$8,730	$107,372	$8,344	$208,260

Receivable from FILI	3	—	1	—	—	—

Total assets	7,049	61,385	8,731	107,372	8,344	208,260

Liabilities:

Payable to FILI	—	—	—	—	1	—

Total net assets	$7,049	$61,385	$8,731	$107,372	$8,343	$208,260

Net Assets:

Fidelity Retirement Reserves	$5,910	$—	$8,185	$—	$7,851	$—

Fidelity Income Advantage	1,139	—	546	—	492	—

Fidelity Personal Retirement	—	61,385	—	107,372	—	208,260

Fidelity Freedom Lifetime Income	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$7,049	$61,385	$8,731	$107,372	$8,343	$208,260

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	318	—	704	—	639	—

Unit Value	$18.59	$—	$11.63	$—	$12.28	$—

Fidelity Income Advantage:

Units Outstanding	63	—	48	—	41	—

Unit Value	$18.01	$—	$11.29	$—	$12.07	$—

Fidelity Personal Retirement:

Units Outstanding	—	2,598	—	7,379	—	16,083

Highest Value	$—	$48.58	$—	$33.28	$—	$13.01

Lowest Value	$—	$20.03	$—	$12.48	$—	$12.84

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I

Assets:

Investments at market value	$364,893	$453,694	$118,667	$224,980	$38,854

Receivable from FILI	—	—	—	1	4

Total assets	364,893	453,694	118,667	224,981	38,858

Liabilities:

Payable to FILI	—	(1)	2	3	(1)

Total net assets	$364,893	$453,695	$118,665	$224,978	$38,859

Net Assets:

Fidelity Retirement Reserves	$18,194	$23,957	$4,514	$9,623	$14,322

Fidelity Income Advantage	976	720	366	382	1,445

Fidelity Personal Retirement	345,723	429,018	113,785	214,973	23,092

Fidelity Freedom Lifetime Income	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—

Total net assets	$364,893	$453,695	$118,665	$224,978	$38,859

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,866	1,726	381	948	523

Unit Value	$9.75	$13.88	$11.85	$10.15	$27.39

Fidelity Income Advantage:

Units Outstanding	101	52	31	38	55

Unit Value	$9.66	$13.75	$11.74	$10.05	$26.11

Fidelity Personal Retirement:

Units Outstanding	34,438	30,029	9,327	20,584	1,793

Highest Value	$10.07	$14.33	$12.23	$10.48	$23.85

Lowest Value	$10.00	$14.23	$12.15	$10.41	$11.74

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II	Invesco – V.I. Global Core Equity Series I	Allspring – VT Discovery Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Portfolio – Investor	PVIT – Commodity Real Return – Strategy Portfolio – Administrative

Assets:

Investments at market value	$66,541	$21,320	$20,820	$21,542	$18,443	$57,668	$75,095

Receivable from FILI	2	1	1	5	3	—	4

Total assets	66,543	21,321	20,821	21,547	18,446	57,668	75,099

Liabilities:

Payable to FILI	—	—	—	—	—	1	—

Total net assets	$66,543	$21,321	$20,821	$21,547	$18,446	$57,667	$75,099

Net Assets:

Fidelity Retirement Reserves	$6,706	$5,076	$5,834	$19,305	$16,739	$6,346	$86

Fidelity Income Advantage	782	1,459	1,062	2,242	1,707	322	1,635

Fidelity Personal Retirement	59,055	14,786	13,925	—	—	50,999	73,378

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$66,543	$21,321	$20,821	$21,547	$18,446	$57,667	$75,099

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	219	259	252	339	254	447	11

Unit Value	$30.62	$19.57	$23.17	$56.87	$65.86	$14.18	$8.01

Fidelity Income Advantage:

Units Outstanding	27	78	48	41	27	24	208

Unit Value	$29.19	$18.66	$22.09	$54.22	$62.79	$13.71	$7.84

Fidelity Personal Retirement:

Units Outstanding	4,124	857	795	—	—	3,878	8,554

Highest Value	$19.45	$26.11	$24.76	$—	$—	$24.52	$8.64

Lowest Value	$12.41	$15.33	$15.44	$—	$—	$11.52	$8.50

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin US Government Securities Fund – Class 2

Assets:

Investments at market value	$312,290	$182,713	$386,120	$148,963	$45,583	$49,703

Receivable from FILI	2	4	1	1	1	—

Total assets	312,292	182,717	386,121	148,964	45,584	49,703

Liabilities:

Payable to FILI	—	—	—	—	2	—

Total net assets	$312,292	$182,717	$386,121	$148,964	$45,582	$49,703

Net Assets:

Fidelity Retirement Reserves	$26,379	$8,220	$20,145	$3,474	$1,625	$2,885

Fidelity Income Advantage	389	715	629	461	205	105

Fidelity Personal Retirement	285,524	173,782	365,347	145,029	43,752	46,713

Fidelity Freedom Lifetime Income	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$312,292	$182,717	$386,121	$148,964	$45,582	$49,703

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	2,458	618	1,643	230	177	308

Unit Value	$10.73	$13.30	$12.26	$15.08	$9.16	$9.38

Fidelity Income Advantage:

Units Outstanding	37	55	53	31	23	11

Unit Value	$10.45	$12.95	$11.94	$14.76	$8.96	$9.18

Fidelity Personal Retirement:

Units Outstanding	25,192	12,733	28,609	8,995	4,465	4,663

Highest Value	$11.55	$14.32	$13.20	$16.27	$9.88	$10.12

Lowest Value	$11.11	$13.14	$12.28	$16.00	$9.72	$9.96

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class

Income:
Dividends	$3,802	$32,118	$2,900	$15,737	$7,197	$9,381

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,811	—	359	—	2,624	—
Administrative and other charges	121	—	24	—	175	—

Total expenses	1,932	—	383	—	2,799	—

Fidelity Income Advantage:
Mortality and expense risk charges	73	—	89	—	300	—
Administrative and other charges	25	—	30	—	100	—

Total expenses	98	—	119	—	400	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,644	—	383	—	610
Administrative and other charges	—	1,053	—	157	—	249

Total expenses	—	3,697	—	540	—	859

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	101	—	—	—	—
Administrative and other charges	—	28	—	—	—	—

Total expenses	—	129	—	—	—	—

Total expenses	2,030	3,826	502	540	3,199	859

Net investment income (loss)	1,772	28,292	2,398	15,197	3,998	8,522

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	—	—	(8,661)	(9,219)	(42)	3,454

Realized gain distributions	—	—	—	—	12,639	17,045

Net realized gain (loss) on investments	—	—	(8,661)	(9,219)	12,597	20,499

Unrealized appreciation (depreciation)	—	—	(1,916)	(47,857)	(41,490)	(56,632)

Net increase (decrease) in net assets from operations	$1,772	$28,292	$(8,179)	$(41,879)	$(24,895)	$(27,611)

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Growth Initial Class	VIP – Growth Investor Class	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class

Income:
Dividends	$3,738	$3,735	$677	$2,005	$2,911	$15,788

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	4,246	—	454	—	868	—
Administrative and other charges	283	—	30	—	58	—

Total expenses	4,529	—	484	—	926	—

Fidelity Income Advantage:
Mortality and expense risk charges	324	—	37	—	178	—
Administrative and other charges	108	—	13	—	59	—

Total expenses	432	—	50	—	237	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	823	—	252	—	951
Administrative and other charges	—	351	—	101	—	374

Total expenses	—	1,174	—	353	—	1,325

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	4,961	1,174	534	353	1,163	1,325

Net investment income (loss)	(1,223)	2,561	143	1,652	1,748	14,463

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	18,697	15,365	(498)	808	(3,243)	(14,180)

Realized gain distributions	45,067	52,242	618	1,920	7,769	41,545

Net realized gain (loss) on investments	63,764	67,607	120	2,728	4,526	27,365

Unrealized appreciation (depreciation)	(250,429)	(283,240)	(21,972)	(70,376)	(28,118)	(154,444)

Net increase (decrease) in net assets from operations	$(187,888)	$(213,072)	$(21,709)	$(65,996)	$(21,844)	$(112,616)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class

Income:
Dividends	$3,556	$4,333	$63,509	$1,126	$2,198	$4,922	$7,765

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,192	—	4,123	405	—	6,879	—
Administrative and other charges	79	—	275	27	—	459	—

Total expenses	1,271	—	4,398	432	—	7,338	—

Fidelity Income Advantage:
Mortality and expense risk charges	154	—	421	71	—	617	—
Administrative and other charges	51	—	140	23	—	206	—

Total expenses	205	—	561	94	—	823	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	305	4,242	—	181	—	2,249
Administrative and other charges	—	110	1,843	—	62	—	905

Total expenses	—	415	6,085	—	243	—	3,154

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	1,476	415	11,044	526	243	8,161	3,154

Net investment income (loss)	2,080	3,918	52,465	600	1,955	(3,239)	4,611

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(1,675)	145	150,446	1,086	487	32,765	37,529

Realized gain distributions	12,217	14,931	32,613	4,108	7,780	46,926	86,436

Net realized gain (loss) on investments	10,542	15,076	183,059	5,194	8,267	79,691	123,965

Unrealized appreciation (depreciation)	(45,062)	(57,065)	(1,155,301)	(18,791)	(34,450)	(419,062)	(736,267)

Net increase (decrease) in net assets from operations	$(32,440)	$(38,071)	$(919,777)	$(12,997)	$(24,228)	$(342,610)	$(607,691)

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class	VIP – Growth & Income Investor Class

Income:
Dividends	$2,272	$41,690	$62	$357	$1,971	$4,736

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,130	—	133	—	795	—
Administrative and other charges	75	—	9	—	53	—

Total expenses	1,205	—	142	—	848	—

Fidelity Income Advantage:
Mortality and expense risk charges	243	—	26	—	124	—
Administrative and other charges	81	—	8	—	42	—

Total expenses	324	—	34	—	166	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	3,786	—	173	—	355
Administrative and other charges	—	1,340	—	75	—	139

Total expenses	—	5,126	—	248	—	494

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,851	—	—	—	—
Administrative and other charges	—	2,103	—	—	—	—

Total expenses	—	9,954	—	—	—	—

Total expenses	1,529	15,080	176	248	1,014	494

Net investment income (loss)	743	26,610	(114)	109	957	4,242

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	5,516	66,796	566	3,246	4,362	7,341

Realized gain distributions	11,217	213,922	2,818	19,060	2,375	5,856

Net realized gain (loss) on investments	16,733	280,718	3,384	22,306	6,737	13,197

Unrealized appreciation (depreciation)	(57,350)	(1,060,712)	(8,898)	(60,249)	(15,576)	(34,335)

Net increase (decrease) in net assets from operations	$(39,874)	$(753,384)	$(5,628)	$(37,834)	$(7,882)	$(16,896)

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class

Income:
Dividends	$—	$—	$1,319	$2,585	$497	$2,062

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,058	—	1,734	—	305	—
Administrative and other charges	71	—	116	—	20	—

Total expenses	1,129	—	1,850	—	325	—

Fidelity Income Advantage:
Mortality and expense risk charges	146	—	284	—	65	—
Administrative and other charges	49	—	94	—	22	—

Total expenses	195	—	378	—	87	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	933	—	673	—	251
Administrative and other charges	—	405	—	284	—	111

Total expenses	—	1,338	—	957	—	362

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,324	1,338	2,228	957	412	362

Net investment income (loss)	(1,324)	(1,338)	(909)	1,628	85	1,700

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	8,308	41,670	1,658	903	1,153	(926)

Realized gain distributions	32,973	167,916	17,484	38,304	2,127	9,558

Net realized gain (loss) on investments	41,281	209,586	19,142	39,207	3,280	8,632

Unrealized appreciation (depreciation)	(128,760)	(654,280)	(67,398)	(138,216)	(7,913)	(31,291)

Net increase (decrease) in net assets from operations	$(88,803)	$(446,032)	$(49,165)	$(97,381)	$(4,548)	$(20,959)

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class

Income:
Dividends	$507	$3,035	$—	$—	$1,956	$8,293

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	209	—	1,264	—	482	—
Administrative and other charges	14	—	84	—	32	—

Total expenses	223	—	1,348	—	514	—

Fidelity Income Advantage:
Mortality and expense risk charges	23	—	138	—	53	—
Administrative and other charges	8	—	46	—	17	—

Total expenses	31	—	184	—	70	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	244	—	1,189	—	371
Administrative and other charges	—	97	—	534	—	162

Total expenses	—	341	—	1,723	—	533

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	254	341	1,532	1,723	584	533

Net investment income (loss)	253	2,694	(1,532)	(1,723)	1,372	7,760

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	1,008	6,775	19,821	74,553	6,170	39,427

Realized gain distributions	71	441	20,175	113,979	—	—

Net realized gain (loss) on investments	1,079	7,216	39,996	188,532	6,170	39,427

Unrealized appreciation (depreciation)	(643)	(4,453)	(133,590)	(719,732)	14,951	66,413

Net increase (decrease) in net assets from operations	$689	$5,457	$(95,126)	$(532,923)	$22,493	$113,600

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financial Services Initial Class	VIP – Financial Services Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class

Income:
Dividends	$—	$—	$564	$3,836	$39	$132

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	769	—	206	—	150	—
Administrative and other charges	51	—	14	—	10	—

Total expenses	820	—	220	—	160	—

Fidelity Income Advantage:
Mortality and expense risk charges	89	—	23	—	24	—
Administrative and other charges	30	—	8	—	8	—

Total expenses	119	—	31	—	32	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	882	—	230	—	122
Administrative and other charges	—	373	—	103	—	53

Total expenses	—	1,255	—	333	—	175

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	939	1,255	251	333	192	175

Net investment income (loss)	(939)	(1,255)	313	3,503	(153)	(43)

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	2,541	9,672	447	5,183	(104)	(316)

Realized gain distributions	7,717	49,228	569	4,056	3,322	15,265

Net realized gain (loss) on investments	10,258	58,900	1,016	9,239	3,218	14,949

Unrealized appreciation (depreciation)	(29,284)	(173,642)	(4,934)	(36,259)	(6,269)	(28,613)

Net increase (decrease) in net assets from operations	$(19,965)	$(115,997)	$(3,605)	$(23,517)	$(3,204)	$(13,707)

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class	VIP – Strategic Income Investor Class

Income:
Dividends	$—	$—	$320	$2,047	$1,684	$28,140

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	128	—	178	—	317	—
Administrative and other charges	8	—	12	—	21	—

Total expenses	136	—	190	—	338	—

Fidelity Income Advantage:
Mortality and expense risk charges	20	—	19	—	44	—
Administrative and other charges	6	—	7	—	14	—

Total expenses	26	—	26	—	58	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	202	—	212	—	985
Administrative and other charges	—	91	—	86	—	401

Total expenses	—	293	—	298	—	1,386

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	162	293	216	298	396	1,386

Net investment income (loss)	(162)	(293)	104	1,749	1,288	26,754

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	1,388	11,742	(1,011)	(510)	(481)	(6,591)

Realized gain distributions	2,110	18,837	838	5,424	52	860

Net realized gain (loss) on investments	3,498	30,579	(173)	4,914	(429)	(5,731)

Unrealized appreciation (depreciation)	(12,667)	(114,677)	(9,200)	(66,197)	(7,339)	(124,529)

Net increase (decrease) in net assets from operations	$(9,331)	$(84,391)	$(9,269)	$(59,534)	$(6,480)	$(103,506)

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class

Income:
Dividends	$39	$514	$378	$3,329	$224	$1,779

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	110	—	200	—	74	—
Administrative and other charges	7	—	13	—	5	—

Total expenses	117	—	213	—	79	—

Fidelity Income Advantage:
Mortality and expense risk charges	13	—	19	—	—	—
Administrative and other charges	4	—	6	—	—	—

Total expenses	17	—	25	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	319	—	292	—	111
Administrative and other charges	—	143	—	128	—	40

Total expenses	—	462	—	420	—	151

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	134	462	238	420	79	151

Net investment income (loss)	(95)	52	140	2,909	145	1,628

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(18)	4,243	544	3,041	8	(590)

Realized gain distributions	1,335	23,261	947	8,399	354	2,874

Net realized gain (loss) on investments	1,317	27,504	1,491	11,440	362	2,284

Unrealized appreciation (depreciation)	(7,394)	(129,889)	(3,527)	(28,219)	(1,912)	(15,296)

Net increase (decrease) in net assets from operations	$(6,172)	$(102,333)	$(1,896)	$(13,870)	$(1,405)	$(11,384)

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005 Initial Class	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class

Income:
Dividends	$167	$506	$190	$1,386	$399	$2,010

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	55	—	67	—	140	—
Administrative and other charges	4	—	4	—	9	—

Total expenses	59	—	71	—	149	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	38	—	114	—	166
Administrative and other charges	—	12	—	32	—	48

Total expenses	—	50	—	146	—	214

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	59	50	71	146	149	214

Net investment income (loss)	108	456	119	1,240	250	1,796

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	10	(470)	1	15	(284)	174

Realized gain distributions	472	1,573	544	3,256	2,077	6,037

Net realized gain (loss) on investments	482	1,103	545	3,271	1,793	6,211

Unrealized appreciation (depreciation)	(1,680)	(5,009)	(2,106)	(14,764)	(5,418)	(24,648)

Net increase (decrease) in net assets from operations	$(1,090)	$(3,450)	$(1,442)	$(10,253)	$(3,375)	$(16,641)

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Income:
Dividends	$400	$3,916	$427	$4,735	$440	$6,421

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	147	—	159	—	171	—
Administrative and other charges	10	—	11	—	11	—

Total expenses	157	—	170	—	182	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	302	—	387	—	534
Administrative and other charges	—	96	—	121	—	169

Total expenses	—	398	—	508	—	703

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	157	398	170	508	182	703

Net investment income (loss)	243	3,518	257	4,227	258	5,718

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(88)	346	151	1,836	173	2,301

Realized gain distributions	2,080	14,968	1,438	17,763	1,568	23,089

Net realized gain (loss) on investments	1,992	15,314	1,589	19,599	1,741	25,390

Unrealized appreciation (depreciation)	(6,044)	(54,971)	(6,173)	(71,364)	(6,630)	(97,939)

Net increase (decrease) in net assets from operations	$(3,809)	$(36,139)	$(4,327)	$(47,538)	$(4,631)	$(66,831)

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class

Income:
Dividends	$200	$587	$562	$178	$2,020	$18,021	$34,447

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	141	—	289	501
Administrative and other charges	—	—	—	9	—	19	33

Total expenses	—	—	—	150	—	308	534

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	18	—	56	246
Administrative and other charges	—	—	—	6	—	19	82

Total expenses	—	—	—	24	—	75	328

Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	310	1,127	2,321
Administrative and other charges	—	—	—	—	130	375	764

Total expenses	—	—	—	—	440	1,502	3,085

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	45	138	141	—	—	53	546
Administrative and other charges	9	28	28	—	—	10	109

Total expenses	54	166	169	—	—	63	655

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	54	166	169	174	440	1,948	4,602

Net investment income (loss)	146	421	393	4	1,580	16,073	29,845

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(4)	43	148	(24)	1,389	(5,426)	(2,994)

Realized gain distributions	375	1,896	2,370	4,100	50,119	57,664	293,279

Net realized gain (loss) on investments	371	1,939	2,518	4,076	51,508	52,238	290,285

Unrealized appreciation (depreciation)	(1,765)	(6,865)	(8,323)	(8,936)	(111,309)	(156,457)	(598,943)

Net increase (decrease) in net assets from operations	$(1,248)	$(4,505)	$(5,412)	$(4,856)	$(58,221)	$(88,146)	$(278,813)

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class

Income:
Dividends	$36,011	$28,040	$6,685	$377	$4,016	$162	$809

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	250	317	175	142	—	107	—
Administrative and other charges	17	21	12	9	—	7	—

Total expenses	267	338	187	151	—	114	—

Fidelity Income Advantage:
Mortality and expense risk charges	102	154	73	18	—	9	—
Administrative and other charges	34	52	25	6	—	3	—

Total expenses	136	206	98	24	—	12	—

Fidelity Personal Retirement:
Mortality and expense risk charges	1,991	2,455	819	—	292	—	97
Administrative and other charges	654	826	278	—	114	—	39

Total expenses	2,645	3,281	1,097	—	406	—	136

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	636	152	74	—	—	—	—
Administrative and other charges	127	31	15	—	—	—	—

Total expenses	763	183	89	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	5,214	—	—	—	—	—	—
Administrative and other charges	1,350	—	—	—	—	—	—

Total expenses	6,564	—	—	—	—	—	—

Total expenses	10,375	4,008	1,471	175	406	126	136

Net investment income (loss)	25,636	24,032	5,214	202	3,610	36	673

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(5,711)	1,298	(273)	120	1,280	163	(569)

Realized gain distributions	353,483	315,602	123,660	1,187	13,365	500	2,468

Net realized gain (loss) on investments	347,772	316,900	123,387	1,307	14,645	663	1,899

Unrealized appreciation (depreciation)	(733,121)	(657,569)	(249,054)	(1,951)	(21,299)	(2,951)	(13,863)

Net increase (decrease) in net assets from operations	$(359,713)	$(316,637)	$(120,453)	$(442)	$(3,044)	$(2,252)	$(11,291)

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class

Income:
Dividends	$—	$—	$160	$1,859	$363	$8,955

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	61	—	66	—	64	—
Administrative and other charges	4	—	4	—	4	—

Total expenses	65	—	70	—	68	—

Fidelity Income Advantage:
Mortality and expense risk charges	10	—	4	—	6	—
Administrative and other charges	4	—	2	—	2	—

Total expenses	14	—	6	—	8	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	93	—	137	—	236
Administrative and other charges	—	40	—	57	—	109

Total expenses	—	133	—	194	—	345

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	79	133	76	194	76	345

Net investment income (loss)	(79)	(133)	84	1,665	287	8,610

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	564	2,586	(361)	(2,782)	(59)	(865)

Realized gain distributions	624	4,989	—	—	—	—

Net realized gain (loss) on investments	1,188	7,575	(361)	(2,782)	(59)	(865)

Unrealized appreciation (depreciation)	(6,313)	(50,424)	(2,208)	(28,201)	(412)	(10,231)

Net increase (decrease) in net assets from operations	$(5,204)	$(42,982)	$(2,485)	$(29,318)	$(184)	$(2,486)

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I	VIF – Emerging Markets Debt Class I

Income:
Dividends	$6,449	$6,610	$1,702	$5,137	$194	$5,509

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	121	177	30	65	122	56
Administrative and other charges	8	12	2	4	8	4

Total expenses	129	189	32	69	130	60

Fidelity Income Advantage:
Mortality and expense risk charges	7	7	3	3	13	7
Administrative and other charges	2	2	1	1	4	2

Total expenses	9	9	4	4	17	9

Fidelity Personal Retirement:
Mortality and expense risk charges	424	496	126	250	31	77
Administrative and other charges	173	217	57	104	14	33

Total expenses	597	713	183	354	45	110

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	735	911	219	427	192	179

Net investment income (loss)	5,714	5,699	1,483	4,710	2	5,330

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(2,202)	20,819	2,621	1,319	(1,237)	(1,888)

Realized gain distributions	—	748	2,385	—	4,689	—

Net realized gain (loss) on investments	(2,202)	21,567	5,006	1,319	3,452	(1,888)

Unrealized appreciation (depreciation)	(56,866)	(126,649)	(32,072)	(45,148)	(18,395)	(20,880)

Net increase (decrease) in net assets from operations	$(53,354)	$(99,383)	$(25,583)	$(39,119)	$(14,941)	$(17,438)

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist – Class II	Invesco V.I. – Global Core Equity Series I	Allspring – VT Discovery Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Portfolio – Investor	PVIT – Commodity Real Return – Strategy Portfolio – Administrative

Income:
Dividends	$—	$78	$—	$—	$2,226	$19,963

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	41	49	172	138	52	1
Administrative and other charges	3	3	12	9	4	—

Total expenses	44	52	184	147	56	1

Fidelity Income Advantage:
Mortality and expense risk charges	12	9	20	15	3	11
Administrative and other charges	4	3	7	5	1	4

Total expenses	16	12	27	20	4	15

Fidelity Personal Retirement:
Mortality and expense risk charges	20	19	—	—	64	99
Administrative and other charges	8	7	—	—	27	43

Total expenses	28	26	—	—	91	142

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	88	90	211	167	151	158

Net investment income (loss)	(88)	(12)	(211)	(167)	2,075	19,805

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(374)	169	—	—	(1,423)	(187)

Realized gain distributions	4,103	1,501	8,781	3,906	—	—

Net realized gain (loss) on investments	3,729	1,670	8,781	3,906	(1,423)	(187)

Unrealized appreciation (depreciation)	(8,429)	(7,675)	(23,097)	(9,309)	(11,890)	(22,380)

Net increase (decrease) in net assets from operations	$(4,788)	$(6,017)	$(14,527)	$(5,570)	$(11,238)	$(2,762)

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin US Government Securities Fund – Class 2

Income:
Dividends	$5,434	$14,784	$11,261	$—	$—	$1,342

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	213	73	168	29	13	29
Administrative and other charges	14	5	11	2	1	2

Total expenses	227	78	179	31	14	31

Fidelity Income Advantage:
Mortality and expense risk charges	4	6	6	4	1	2
Administrative and other charges	1	2	2	1	1	—

Total expenses	5	8	8	5	2	2

Fidelity Personal Retirement:
Mortality and expense risk charges	390	237	545	207	57	80
Administrative and other charges	149	99	206	79	24	28

Total expenses	539	336	751	286	81	108

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	771	422	938	322	97	141

Net investment income (loss)	4,663	14,362	10,323	(322)	(97)	1,201

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(2,643)	(3,214)	(8,971)	(1,136)	(3,056)	(3,022)

Realized gain distributions	—	—	—	2,029	—	—

Net realized gain (loss) on investments	(2,643)	(3,214)	(8,971)	893	(3,056)	(3,022)

Unrealized appreciation (depreciation)	(22,988)	(39,283)	(73,582)	(31,043)	391	(5,158)

Net increase (decrease) in net assets from operations	$(20,968)	$(28,135)	$(72,230)	$(30,472)	$(2,762)	$(6,979)

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$1,772	$(1,855)	$28,292	$(2,992)	$2,398	$3,158	$15,197	$19,482
Net realized gain (loss) on investments	—	—	—	—	(8,661)	(1,641)	(9,219)	504
Unrealized appreciation (depreciation)	—	—	—	—	(1,916)	955	(47,857)	(3,787)

Net increase (decrease) in net assets from operations	1,772	(1,855)	28,292	(2,992)	(8,179)	2,472	(41,879)	16,199

Contract Transactions:
Payments received from contract owners	1,582	2,688	800,306	1,577,819	105	147	2,132	6,215
Transfers between sub-accounts and the fixed account, net	91,872	(9,721)	498,121	(1,264,050)	(3,811)	(4)	(35,295)	(8,164)
Contract benefits	(4,343)	(5,558)	(151,661)	(127,468)	(2,212)	(2,278)	(410)	(241)
Contract terminations	(40,424)	(35,496)	(588,882)	(257,336)	(2,284)	(1,738)	(9,689)	(7,605)
Contract maintenance charges	(55)	(51)	—	—	(7)	(8)	—	—
Other transfers (to) from FILI, net	(353)	37	(3)	—	(139)	(84)	1	(3)

Net increase (decrease) in net assets from contract transactions	48,279	(48,101)	557,881	(71,035)	(8,348)	(3,965)	(43,261)	(9,798)

Total increase (decrease) in net assets	50,051	(49,956)	586,173	(74,027)	(16,527)	(1,493)	(85,140)	6,401

Net Assets:
Beginning of period	215,555	265,511	1,739,232	1,813,259	70,393	71,886	377,064	370,663

End of period	$265,606	$215,555	$2,325,405	$1,739,232	$53,866	$70,393	$291,924	$377,064

(In thousands)	Subaccounts Investing In:

	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$3,998	$4,371	$8,522	$7,749	$(1,223)	$(5,961)	$2,561	$(1,321)
Net realized gain (loss) on investments	12,597	47,744	20,499	58,774	63,764	185,043	67,607	199,103
Unrealized appreciation (depreciation)	(41,490)	33,750	(56,632)	28,184	(250,429)	(34,368)	(283,240)	(42,298)

Net increase (decrease) in net assets from operations	(24,895)	85,865	(27,611)	94,707	(187,888)	144,714	(213,072)	155,484

Contract Transactions:
Payments received from contract owners	250	347	6,558	7,447	1,323	1,079	6,335	13,818
Transfers between sub-accounts and the fixed account, net	(5,714)	(3,457)	33,113	47,365	(16,946)	(21,601)	(16,984)	42,026
Contract benefits	(11,643)	(9,747)	(58)	(242)	(14,215)	(14,964)	(432)	(139)
Contract terminations	(13,990)	(11,464)	(12,587)	(8,012)	(17,535)	(22,740)	(14,584)	(14,244)
Contract maintenance charges	(48)	(48)	—	—	(79)	(89)	—	—
Other transfers (to) from FILI, net	(990)	(889)	11	(4)	(538)	(688)	15	4

Net increase (decrease) in net assets from contract transactions	(32,135)	(25,258)	27,037	46,554	(47,990)	(59,003)	(25,650)	41,465

Total increase (decrease) in net assets	(57,030)	60,607	(574)	141,261	(235,878)	85,711	(238,722)	196,949

Net Assets:
Beginning of period	429,819	369,212	503,315	362,054	765,572	679,861	871,206	674,257

End of period	$372,789	$429,819	$502,741	$503,315	$529,694	$765,572	$632,484	$871,206

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$143	$(252)	$1,652	$754	$1,748	$2,026	$14,463	$16,815
Net realized gain (loss) on investments	120	7,510	2,728	27,858	4,526	5,586	27,365	33,629
Unrealized appreciation (depreciation)	(21,972)	7,142	(70,376)	14,461	(28,118)	(10,411)	(154,444)	(59,452)

Net increase (decrease) in net assets from operations	(21,709)	14,400	(65,996)	43,073	(21,844)	(2,799)	(112,616)	(9,008)

Contract Transactions:
Payments received from contract owners	98	153	1,255	3,565	123	487	5,014	14,018
Transfers between sub-accounts and the fixed account, net	(2,477)	(2,908)	(5,563)	(2,151)	(12,382)	(8,792)	(81,166)	(59,102)
Contract benefits	(1,555)	(1,650)	(113)	(252)	(4,643)	(5,312)	(592)	(1,018)
Contract terminations	(2,004)	(2,924)	(4,523)	(4,223)	(5,951)	(8,117)	(39,223)	(35,778)
Contract maintenance charges	(9)	(11)	—	—	(18)	(21)	—	—
Other transfers (to) from FILI, net	(107)	(40)	2	(3)	(277)	(292)	6	(1)

Net increase (decrease) in net assets from contract transactions	(6,054)	(7,380)	(8,942)	(3,064)	(23,148)	(22,047)	(115,961)	(81,881)

Total increase (decrease) in net assets	(27,763)	7,020	(74,938)	40,009	(44,992)	(24,846)	(228,577)	(90,889)

Net Assets:
Beginning of period	87,478	80,458	265,667	225,658	166,332	191,178	894,402	985,291

End of period	$59,715	$87,478	$190,729	$265,667	$121,340	$166,332	$665,825	$894,402

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Initial Class		VIP – Asset Manager Investor Class		VIP – Index 500 Initial Class		VIP – Asset Manager Growth Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$2,080	$1,615	$3,918	$3,450	$52,465	$43,799	$600	$417
Net realized gain (loss) on investments	10,542	2,936	15,076	4,725	183,059	238,692	5,194	2,869
Unrealized appreciation (depreciation)	(45,062)	13,828	(57,065)	14,322	(1,155,301)	772,808	(18,791)	5,724

Net increase (decrease) in net assets from operations	(32,440)	18,379	(38,071)	22,497	(919,777)	1,055,299	(12,997)	9,010

Contract Transactions:
Payments received from contract owners	253	541	3,541	6,296	53,957	88,441	39	159
Transfers between sub-accounts and the fixed account, net	(3,410)	(576)	(14,366)	6,990	62,514	285,503	(1,314)	(1,101)
Contract benefits	(7,529)	(6,732)	(429)	(47)	(14,522)	(16,181)	(1,997)	(2,300)
Contract terminations	(7,399)	(8,708)	(6,272)	(5,023)	(84,408)	(99,127)	(1,150)	(1,299)
Contract maintenance charges	(23)	(27)	—	—	(77)	(81)	(10)	(11)
Other transfers (to) from FILI, net	(569)	(550)	(1)	(3)	(846)	216	(199)	(21)

Net increase (decrease) in net assets from contract transactions	(18,677)	(16,052)	(17,527)	8,213	16,618	258,771	(4,631)	(4,573)

Total increase (decrease) in net assets	(51,117)	2,327	(55,598)	30,710	(903,159)	1,314,070	(17,628)	4,437

Net Assets:
Beginning of period	211,820	209,493	256,967	226,257	4,944,733	3,630,663	75,337	70,900

End of period	$160,703	$211,820	$201,369	$256,967	$4,041,574	$4,944,733	$57,709	$75,337

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Growth Investor Class		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$1,955	$1,598	$(3,239)	$(9,056)	$4,611	$(2,638)	$743	$197
Net realized gain (loss) on investments	8,267	6,020	79,691	193,573	123,965	346,387	16,733	21,013
Unrealized appreciation (depreciation)	(34,450)	8,968	(419,062)	98,482	(736,267)	154,771	(57,350)	11,637

Net increase (decrease) in net assets from operations	(24,228)	16,586	(342,610)	282,999	(607,691)	498,520	(39,874)	32,847

Contract Transactions:
Payments received from contract owners	1,593	2,960	645	1,751	14,139	22,551	253	979
Transfers between sub-accounts and the fixed account, net	1,384	4,178	(32,609)	(19,700)	(84,964)	(13,139)	(6,498)	7,497
Contract benefits	(143)	—	(20,624)	(22,419)	(276)	(1,733)	(6,711)	(6,142)
Contract terminations	(3,678)	(3,783)	(31,670)	(37,284)	(37,169)	(39,470)	(6,487)	(5,876)
Contract maintenance charges	—	—	(133)	(149)	—	—	(18)	(19)
Other transfers (to) from FILI, net	(4)	1	(1,711)	(1,429)	20	3	238	(287)

Net increase (decrease) in net assets from contract transactions	(848)	3,356	(86,102)	(79,230)	(108,250)	(31,788)	(19,223)	(3,848)

Total increase (decrease) in net assets	(25,076)	19,942	(428,712)	203,769	(715,941)	466,732	(59,097)	28,999

Net Assets:
Beginning of period	141,408	121,466	1,300,199	1,096,430	2,317,809	1,851,077	221,126	192,127

End of period	$116,332	$141,408	$871,487	$1,300,199	$1,601,868	$2,317,809	$162,029	$221,126

(In thousands)	Subaccounts Investing In:

	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$26,610	$16,541	$(114)	$(111)	$109	$281	$957	$1,992
Net realized gain (loss) on investments	280,718	368,161	3,384	3,560	22,306	22,771	6,737	9,784
Unrealized appreciation (depreciation)	(1,060,712)	228,876	(8,898)	2,073	(60,249)	12,921	(15,576)	15,726

Net increase (decrease) in net assets from operations	(753,384)	613,578	(5,628)	5,522	(37,834)	35,973	(7,882)	27,502

Contract Transactions:
Payments received from contract owners	35,780	87,595	12	67	1,200	2,208	206	189
Transfers between sub-accounts and the fixed account, net	(81,413)	155,654	(1,515)	(303)	(12,581)	4,680	(579)	(656)
Contract benefits	(2,783)	(4,567)	(873)	(1,058)	(482)	(13)	(3,670)	(4,134)
Contract terminations	(170,590)	(130,232)	(670)	(604)	(3,122)	(2,548)	(3,987)	(2,841)
Contract maintenance charges	—	—	(2)	(3)	—	—	(19)	(19)
Other transfers (to) from FILI, net	59	11	(113)	20	2	(1)	(528)	(700)

Net increase (decrease) in net assets from contract transactions	(218,947)	108,461	(3,161)	(1,881)	(14,983)	4,326	(8,577)	(8,161)

Total increase (decrease) in net assets	(972,331)	722,039	(8,789)	3,641	(52,817)	40,299	(16,459)	19,341

Net Assets:
Beginning of period	4,141,613	3,419,574	27,569	23,928	186,787	146,488	133,106	113,765

End of period	$3,169,282	$4,141,613	$18,780	$27,569	$133,970	$186,787	$116,647	$133,106

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$4,242	$5,423	$(1,324)	$(2,263)	$(1,338)	$(2,125)	$(909)	$(712)
Net realized gain (loss) on investments	13,197	16,694	41,281	61,469	209,586	251,932	19,142	56,708
Unrealized appreciation (depreciation)	(34,335)	28,155	(128,760)	(31,572)	(654,280)	(121,213)	(67,398)	10,543

Net increase (decrease) in net assets from operations	(16,896)	50,272	(88,803)	27,634	(446,032)	128,594	(49,165)	66,539

Contract Transactions:
Payments received from contract owners	3,020	4,222	252	1,505	7,971	34,051	99	567
Transfers between sub-accounts and the fixed account, net	43,807	29,760	(25,990)	(32,555)	(167,640)	(40,294)	(4,023)	(7,696)
Contract benefits	(294)	(122)	(3,700)	(6,220)	(1,271)	(184)	(6,644)	(8,409)
Contract terminations	(5,602)	(5,292)	(4,252)	(5,424)	(17,567)	(18,093)	(8,652)	(8,895)
Contract maintenance charges	—	—	(24)	(34)	—	—	(35)	(38)
Other transfers (to) from FILI, net	29	(5)	(317)	23	7	7	(641)	(476)

Net increase (decrease) in net assets from contract transactions	40,960	28,563	(34,031)	(42,705)	(178,500)	(24,513)	(19,896)	(24,947)

Total increase (decrease) in net assets	24,064	78,835	(122,834)	(15,071)	(624,532)	104,081	(69,061)	41,592

Net Assets:
Beginning of period	269,306	190,471	247,094	262,165	1,258,355	1,154,274	322,312	280,720

End of period	$293,370	$269,306	$124,260	$247,094	$633,823	$1,258,355	$253,251	$322,312

(In thousands)	Subaccounts Investing In:

	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$1,628	$2,290	$85	$352	$1,700	$2,870	$253	$247
Net realized gain (loss) on investments	39,207	115,316	3,280	7,556	8,632	34,847	1,079	345
Unrealized appreciation (depreciation)	(138,216)	16,173	(7,913)	5,087	(31,291)	10,086	(643)	3,115

Net increase (decrease) in net assets from operations	(97,381)	133,779	(4,548)	12,995	(20,959)	47,803	689	3,707

Contract Transactions:
Payments received from contract owners	2,835	6,527	42	60	1,841	4,148	14	76
Transfers between sub-accounts and the fixed account, net	15,223	2,362	(4,958)	8,082	(24,433)	71,057	9,652	(1,875)
Contract benefits	(96)	(711)	(1,434)	(1,463)	(17)	(148)	(1,053)	(613)
Contract terminations	(10,851)	(10,370)	(1,231)	(1,365)	(4,263)	(2,611)	(720)	(314)
Contract maintenance charges	—	—	(6)	(7)	—	—	(4)	(3)
Other transfers (to) from FILI, net	6	—	(103)	(55)	2	(3)	41	16

Net increase (decrease) in net assets from contract transactions	7,117	(2,192)	(7,690)	5,252	(26,870)	72,443	7,930	(2,713)

Total increase (decrease) in net assets	(90,264)	131,587	(12,238)	18,247	(47,829)	120,246	8,619	994

Net Assets:
Beginning of period	658,078	526,491	55,174	36,927	236,505	116,259	25,765	24,771

End of period	$567,814	$658,078	$42,936	$55,174	$188,676	$236,505	$34,384	$25,765

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$2,694	$2,318	$(1,532)	$(2,055)	$(1,723)	$(2,184)	$1,372	$675
Net realized gain (loss) on investments	7,216	2,794	39,996	53,330	188,532	267,047	6,170	438
Unrealized appreciation (depreciation)	(4,453)	17,474	(133,590)	7,649	(719,732)	58,291	14,951	6,905

Net increase (decrease) in net assets from operations	5,457	22,586	(95,126)	58,924	(532,923)	323,154	22,493	8,018

Contract Transactions:
Payments received from contract owners	2,777	1,470	365	881	7,495	21,793	104	89
Transfers between sub-accounts and the fixed account, net	60,143	(5,034)	(43,349)	(6,693)	(148,441)	(23,326)	44,850	6,235
Contract benefits	(95)	(34)	(4,510)	(4,571)	(1,702)	(412)	(1,312)	(543)
Contract terminations	(4,147)	(3,104)	(5,201)	(6,281)	(17,718)	(20,339)	(1,388)	(727)
Contract maintenance charges	—	—	(27)	(35)	—	—	(12)	(7)
Other transfers (to) from FILI, net	3	1	68	(405)	17	15	(120)	(47)

Net increase (decrease) in net assets from contract transactions	58,681	(6,701)	(52,654)	(17,104)	(160,349)	(22,269)	42,122	5,000

Total increase (decrease) in net assets	64,138	15,885	(147,780)	41,820	(693,272)	300,885	64,615	13,018

Net Assets:
Beginning of period	154,428	138,543	290,330	248,510	1,554,980	1,254,095	27,847	14,829

End of period	$218,566	$154,428	$142,550	$290,330	$861,708	$1,554,980	$92,462	$27,847

(In thousands)	Subaccounts Investing In:

	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financial Services Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$7,760	$3,029	$(939)	$(1,077)	$(1,255)	$(848)	$313	$278
Net realized gain (loss) on investments	39,427	10,704	10,258	17,069	58,900	94,465	1,016	1,645
Unrealized appreciation (depreciation)	66,413	25,021	(29,284)	(973)	(173,642)	651	(4,934)	4,066

Net increase (decrease) in net assets from operations	113,600	38,754	(19,965)	15,019	(115,997)	94,268	(3,605)	5,989

Contract Transactions:
Payments received from contract owners	4,087	2,273	114	427	4,337	10,499	51	76
Transfers between sub-accounts and the fixed account, net	130,726	44,728	(8,986)	(7,505)	(18,188)	(37,793)	(584)	9,554
Contract benefits	(513)	(78)	(2,920)	(4,867)	(394)	(116)	(573)	(628)
Contract terminations	(8,527)	(3,012)	(2,870)	(4,633)	(17,259)	(13,157)	(707)	(343)
Contract maintenance charges	—	—	(16)	(20)	—	—	(5)	(6)
Other transfers (to) from FILI, net	2	6	(129)	(20)	(2)	6	(5)	5

Net increase (decrease) in net assets from contract transactions	125,775	43,917	(14,807)	(16,618)	(31,506)	(40,561)	(1,823)	8,658

Total increase (decrease) in net assets	239,375	82,671	(34,772)	(1,599)	(147,503)	53,707	(5,428)	14,647

Net Assets:
Beginning of period	148,929	66,258	144,136	145,735	897,989	844,282	32,377	17,730

End of period	$388,304	$148,929	$109,364	$144,136	$750,486	$897,989	$26,949	$32,377

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Financial Services Investor Class		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$3,503	$3,107	$(153)	$(227)	$(43)	$(205)	$(162)	$(237)
Net realized gain (loss) on investments	9,239	14,466	3,218	4,379	14,949	20,939	3,498	4,618
Unrealized appreciation (depreciation)	(36,259)	24,715	(6,269)	(66)	(28,613)	(1,239)	(12,667)	302

Net increase (decrease) in net assets from operations	(23,517)	42,288	(3,204)	4,086	(13,707)	19,495	(9,331)	4,683

Contract Transactions:
Payments received from contract owners	2,226	3,053	6	79	631	1,190	18	97
Transfers between sub-accounts and the fixed account, net	(15,234)	70,417	(638)	(1,247)	(1,350)	(10,510)	(3,767)	1,086
Contract benefits	(124)	(13)	(854)	(894)	(381)	(23)	(702)	(1,111)
Contract terminations	(4,503)	(2,570)	(763)	(886)	(1,986)	(1,535)	(741)	(868)
Contract maintenance charges	—	—	(2)	(3)	—	—	(3)	(4)
Other transfers (to) from FILI, net	2	1	(15)	(82)	—	—	(28)	(74)

Net increase (decrease) in net assets from contract transactions	(17,633)	70,888	(2,266)	(3,033)	(3,086)	(10,878)	(5,223)	(874)

Total increase (decrease) in net assets	(41,150)	113,176	(5,470)	1,053	(16,793)	8,617	(14,554)	3,809

Net Assets:
Beginning of period	221,585	108,409	28,598	27,545	129,664	121,047	29,441	25,632

End of period	$180,435	$221,585	$23,128	$28,598	$112,871	$129,664	$14,887	$29,441

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(293)	$(417)	$104	$99	$1,749	$1,750	$1,288	$998
Net realized gain (loss) on investments	30,579	32,025	(173)	69	4,914	4,067	(429)	1,064
Unrealized appreciation (depreciation)	(114,677)	9,857	(9,200)	9,180	(66,197)	51,028	(7,339)	(481)

Net increase (decrease) in net assets from operations	(84,391)	41,465	(9,269)	9,348	(59,534)	56,845	(6,480)	1,581

Contract Transactions:
Payments received from contract owners	1,149	3,866	32	108	1,337	2,658	104	160
Transfers between sub-accounts and the fixed account, net	(37,526)	11,180	(2,693)	2,101	(18,285)	28,592	(2,706)	2,083
Contract benefits	(4)	(6)	(561)	(886)	(75)	(251)	(1,461)	(1,469)
Contract terminations	(3,883)	(4,239)	(1,010)	(1,309)	(3,865)	(2,826)	(1,243)	(2,213)
Contract maintenance charges	—	—	(5)	(6)	—	—	(5)	(6)
Other transfers (to) from FILI, net	—	2	(27)	(41)	2	(1)	(292)	(25)

Net increase (decrease) in net assets from contract transactions	(40,264)	10,803	(4,264)	(33)	(20,886)	28,172	(5,603)	(1,470)

Total increase (decrease) in net assets	(124,655)	52,268	(13,533)	9,315	(80,420)	85,017	(12,083)	111

Net Assets:
Beginning of period	266,806	214,538	34,346	25,031	221,152	136,135	56,157	56,046

End of period	$142,151	$266,806	$20,813	$34,346	$140,732	$221,152	$44,074	$56,157

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$26,754	$22,261	$(95)	$(196)	$52	$(610)	$140	$217
Net realized gain (loss) on investments	(5,731)	17,297	1,317	3,563	27,504	42,478	1,491	3,887
Unrealized appreciation (depreciation)	(124,529)	(8,410)	(7,394)	(863)	(129,889)	(215)	(3,527)	1,597

Net increase (decrease) in net assets from operations	(103,506)	31,148	(6,172)	2,504	(102,333)	41,653	(1,896)	5,701

Contract Transactions:
Payments received from contract owners	5,304	16,164	14	38	2,664	5,929	88	27
Transfers between sub-accounts and the fixed account, net	(39,090)	11,962	(2,361)	(3,886)	(29,091)	1,538	4,206	5,729
Contract benefits	(256)	(755)	(260)	(420)	(26)	(591)	(461)	(441)
Contract terminations	(38,310)	(18,249)	(357)	(359)	(7,974)	(4,988)	(823)	(1,036)
Contract maintenance charges	—	—	(2)	(2)	—	—	(3)	(3)
Other transfers (to) from FILI, net	5	(2)	(10)	(4)	4	(1)	(2)	(73)

Net increase (decrease) in net assets from contract transactions	(72,347)	9,120	(2,976)	(4,633)	(34,423)	1,887	3,005	4,203

Total increase (decrease) in net assets	(175,853)	40,268	(9,148)	(2,129)	(136,756)	43,540	1,109	9,904

Net Assets:
Beginning of period	919,681	879,413	22,607	24,736	386,152	342,612	26,844	16,940

End of period	$743,828	$919,681	$13,459	$22,607	$249,396	$386,152	$27,953	$26,844

(In thousands)	Subaccounts Investing In:

	VIP – Value Investor Class		VIP – Freedom Income Initial Class		VIP – Freedom Income Investor Class		VIP – Freedom 2005 Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$2,909	$2,870	$145	$22	$1,628	$781	$108	$24
Net realized gain (loss) on investments	11,440	31,912	362	531	2,284	4,234	482	316
Unrealized appreciation (depreciation)	(28,219)	8,678	(1,912)	(269)	(15,296)	(2,121)	(1,680)	(53)

Net increase (decrease) in net assets from operations	(13,870)	43,460	(1,405)	284	(11,384)	2,894	(1,090)	287

Contract Transactions:
Payments received from contract owners	3,757	5,152	18	24	384	2,170	—	—
Transfers between sub-accounts and the fixed account, net	58,945	42,048	(570)	(887)	(13,619)	3,114	(663)	(166)
Contract benefits	(21)	(18)	(99)	(174)	(68)	(664)	(1)	(77)
Contract terminations	(5,428)	(3,504)	(296)	(361)	(2,567)	(3,273)	(309)	(284)
Contract maintenance charges	—	—	(1)	(1)	—	—	(1)	(1)
Other transfers (to) from FILI, net	(14)	—	3	8	—	(2)	(1)	—

Net increase (decrease) in net assets from contract transactions	57,239	43,678	(945)	(1,391)	(15,870)	1,345	(975)	(528)

Total increase (decrease) in net assets	43,369	87,138	(2,350)	(1,107)	(27,254)	4,239	(2,065)	(241)

Net Assets:
Beginning of period	218,149	131,011	11,333	12,440	97,092	92,853	8,759	9,000

End of period	$261,518	$218,149	$8,983	$11,333	$69,838	$97,092	$6,694	$8,759

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$456	$232	$119	$26	$1,240	$623	$250	$68
Net realized gain (loss) on investments	1,103	2,170	545	552	3,271	3,699	1,793	1,342
Unrealized appreciation (depreciation)	(5,009)	(1,129)	(2,106)	(67)	(14,764)	(287)	(5,418)	151

Net increase (decrease) in net assets from operations	(3,450)	1,273	(1,442)	511	(10,253)	4,035	(3,375)	1,561

Contract Transactions:
Payments received from contract owners	138	786	1	31	403	3,128	—	27
Transfers between sub-accounts and the fixed account, net	(3,691)	(6,940)	(194)	(58)	(8,833)	3,348	(3,193)	(379)
Contract benefits	—	—	(127)	(29)	—	—	(107)	(68)
Contract terminations	(1,246)	(826)	(678)	(446)	(2,580)	(1,985)	(1,054)	(946)
Contract maintenance charges	—	—	(2)	(2)	—	—	(2)	(2)
Other transfers (to) from FILI, net	(1)	—	1	(2)	4	1	6	7

Net increase (decrease) in net assets from contract transactions	(4,800)	(6,980)	(999)	(506)	(11,006)	4,492	(4,350)	(1,361)

Total increase (decrease) in net assets	(8,250)	(5,707)	(2,441)	5	(21,259)	8,527	(7,725)	200

Net Assets:
Beginning of period	27,935	33,642	10,491	10,486	78,980	70,453	23,673	23,473

End of period	$19,685	$27,935	$8,050	$10,491	$57,721	$78,980	$15,948	$23,673

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$1,796	$923	$243	$54	$3,518	$1,924	$257	$70
Net realized gain (loss) on investments	6,211	7,317	1,992	2,404	15,314	16,341	1,589	1,323
Unrealized appreciation (depreciation)	(24,648)	(336)	(6,044)	(208)	(54,971)	1,370	(6,173)	910

Net increase (decrease) in net assets from operations	(16,641)	7,904	(3,809)	2,250	(36,139)	19,635	(4,327)	2,303

Contract Transactions:
Payments received from contract owners	720	2,287	24	89	906	5,223	62	25
Transfers between sub-accounts and the fixed account, net	(1,907)	1,816	(1,422)	(2,689)	(13,676)	(845)	(1,524)	3,165
Contract benefits	(13)	(327)	(287)	(45)	(5)	(42)	(82)	(88)
Contract terminations	(6,158)	(2,914)	(2,160)	(1,672)	(7,756)	(6,374)	(867)	(234)
Contract maintenance charges	—	—	(3)	(4)	—	—	(4)	(5)
Other transfers (to) from FILI, net	1	—	(10)	5	13	1	2	4

Net increase (decrease) in net assets from contract transactions	(7,357)	862	(3,858)	(4,316)	(20,518)	(2,037)	(2,413)	2,867

Total increase (decrease) in net assets	(23,998)	8,766	(7,667)	(2,066)	(56,657)	17,598	(6,740)	5,170

Net Assets:
Beginning of period	113,650	104,884	24,784	26,850	230,961	213,363	25,612	20,442

End of period	$89,652	$113,650	$17,117	$24,784	$174,304	$230,961	$18,872	$25,612

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom Lifetime Income I

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$4,227	$2,473	$258	$78	$5,718	$3,208	$146	$43
Net realized gain (loss) on investments	19,599	22,105	1,741	1,634	25,390	23,852	371	423
Unrealized appreciation (depreciation)	(71,364)	3,557	(6,630)	987	(97,939)	12,208	(1,765)	(189)

Net increase (decrease) in net assets from operations	(47,538)	28,135	(4,631)	2,699	(66,831)	39,268	(1,248)	277

Contract Transactions:
Payments received from contract owners	3,109	6,936	204	875	7,214	15,182	—	—
Transfers between sub-accounts and the fixed account, net	(19,572)	1,438	(495)	880	(3,468)	36,824	—	—
Contract benefits	—	(544)	(41)	(156)	—	(786)	(759)	(878)
Contract terminations	(10,460)	(9,446)	(496)	(667)	(8,262)	(5,132)	—	(37)
Contract maintenance charges	—	—	(7)	(7)	—	—	—	—
Other transfers (to) from FILI, net	(1)	(1)	3	4	6	(1)	77	(186)

Net increase (decrease) in net assets from contract transactions	(26,924)	(1,617)	(832)	929	(4,510)	46,087	(683)	(1,101)

Total increase (decrease) in net assets	(74,462)	26,518	(5,463)	3,628	(71,341)	85,355	(1,931)	(824)

Net Assets:
Beginning of period	290,411	263,893	26,611	22,983	390,824	305,469	10,144	10,968

End of period	$215,949	$290,411	$21,148	$26,611	$319,483	$390,824	$8,213	$10,144

(In thousands)	Subaccounts Investing In:

	VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$421	$139	$393	$150	$4	$(129)	$1,580	$487
Net realized gain (loss) on investments	1,939	1,861	2,518	2,108	4,076	2,726	51,508	21,412
Unrealized appreciation (depreciation)	(6,865)	(209)	(8,323)	644	(8,936)	1,692	(111,309)	27,422

Net increase (decrease) in net assets from operations	(4,505)	1,791	(5,412)	2,902	(4,856)	4,289	(58,221)	49,321

Contract Transactions:
Payments received from contract owners	—	—	—	—	10	98	1,499	8,374
Transfers between sub-accounts and the fixed account, net	(13)	(422)	(257)	(2)	(1,175)	3,200	(21,604)	41,149
Contract benefits	(2,107)	(2,386)	(1,990)	(2,190)	(511)	(614)	(89)	(208)
Contract terminations	(48)	(19)	(61)	(33)	(658)	(692)	(5,493)	(5,680)
Contract maintenance charges	—	—	—	—	(3)	(4)	—	—
Other transfers (to) from FILI, net	(110)	93	(41)	55	(117)	(119)	—	1

Net increase (decrease) in net assets from contract transactions	(2,278)	(2,734)	(2,349)	(2,170)	(2,454)	1,869	(25,687)	43,636

Total increase (decrease) in net assets	(6,783)	(943)	(7,761)	732	(7,310)	6,158	(83,908)	92,957

Net Assets:
Beginning of period	32,207	33,150	33,391	32,659	26,481	20,323	326,811	233,854

End of period	$25,424	$32,207	$25,630	$33,391	$19,171	$26,481	$242,903	$326,811

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$16,073	$7,083	$29,845	$16,461	$25,636	$13,038	$24,032	$15,030
Net realized gain (loss) on investments	52,238	9,366	290,285	60,806	347,772	76,476	316,900	54,124
Unrealized appreciation (depreciation)	(156,457)	12,753	(598,943)	94,755	(733,121)	155,598	(657,569)	169,716

Net increase (decrease) in net assets from operations	(88,146)	29,202	(278,813)	172,022	(359,713)	245,112	(316,637)	238,870

Contract Transactions:
Payments received from contract owners	10,904	28,764	15,930	36,202	18,247	35,941	34,398	42,738
Transfers between sub-accounts and the fixed account, net	(32,171)	22,829	(5,698)	84,971	10,226	68,310	21,593	105,513
Contract benefits	(3,855)	(4,507)	(14,262)	(17,681)	(13,418)	(13,309)	(5,182)	(6,278)
Contract terminations	(57,589)	(24,490)	(69,430)	(53,309)	(111,866)	(94,956)	(59,182)	(43,733)
Contract maintenance charges	(6)	(7)	(9)	(10)	(8)	(10)	(8)	(9)
Other transfers (to) from FILI, net	166	68	(253)	(976)	(11)	(146)	(750)	(109)

Net increase (decrease) in net assets from contract transactions	(82,551)	22,657	(73,722)	49,197	(96,830)	(4,170)	(9,131)	98,122

Total increase (decrease) in net assets	(170,697)	51,859	(352,535)	221,219	(456,543)	240,942	(325,768)	336,992

Net Assets:
Beginning of period	910,064	858,205	1,969,415	1,748,196	2,330,241	2,089,299	1,979,722	1,642,730

End of period	$739,367	$910,064	$1,616,880	$1,969,415	$1,873,698	$2,330,241	$1,653,954	$1,979,722

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples Initial Class		VIP – Consumer Staples Investor Class		VIP – Materials Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$5,214	$4,612	$202	$198	$3,610	$3,420	$36	$(7)
Net realized gain (loss) on investments	123,387	29,240	1,307	1,160	14,645	14,718	663	1,010
Unrealized appreciation (depreciation)	(249,054)	65,442	(1,951)	949	(21,299)	9,253	(2,951)	2,428

Net increase (decrease) in net assets from operations	(120,453)	99,294	(442)	2,307	(3,044)	27,391	(2,252)	3,431

Contract Transactions:
Payments received from contract owners	10,593	15,480	2	51	2,285	2,321	24	57
Transfers between sub-accounts and the fixed account, net	15,654	33,714	3,706	(616)	33,195	(12,863)	(1,603)	6,329
Contract benefits	(3,851)	(3,908)	(343)	(452)	(387)	(16)	(234)	(327)
Contract terminations	(11,229)	(13,192)	(667)	(628)	(5,721)	(4,825)	(786)	(441)
Contract maintenance charges	(4)	(5)	(4)	(3)	—	—	(5)	(5)
Other transfers (to) from FILI, net	18	126	40	(28)	6	(1)	(55)	(11)

Net increase (decrease) in net assets from contract transactions	11,181	32,215	2,734	(1,676)	29,378	(15,384)	(2,659)	5,602

Total increase (decrease) in net assets	(109,272)	131,509	2,292	631	26,334	12,007	(4,911)	9,033

Net Assets:
Beginning of period	686,925	555,416	19,382	18,751	218,322	206,315	18,354	9,321

End of period	$577,653	$686,925	$21,674	$19,382	$244,656	$218,322	$13,443	$18,354

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Materials Investor Class		VIP – Communication Services Initial Class		VIP – Communication Services Investor Class		VIP – Emerging Markets Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$673	$372	$(79)	$(132)	$(133)	$(219)	$84	$153
Net realized gain (loss) on investments	1,899	7,054	1,188	2,131	7,575	19,669	(361)	2,812
Unrealized appreciation (depreciation)	(13,863)	9,618	(6,313)	(322)	(50,424)	(5,063)	(2,208)	(3,416)

Net increase (decrease) in net assets from operations	(11,291)	17,044	(5,204)	1,677	(42,982)	14,387	(2,485)	(451)

Contract Transactions:
Payments received from contract owners	1,130	2,662	17	89	427	3,494	23	105
Transfers between sub-accounts and the fixed account, net	(1,027)	25,712	(3,349)	3,484	(18,757)	15,321	(74)	(2,739)
Contract benefits	(83)	(4)	(295)	(554)	(39)	(12)	(470)	(143)
Contract terminations	(1,317)	(2,309)	(272)	(420)	(1,375)	(2,264)	(133)	(316)
Contract maintenance charges	—	—	(2)	(3)	—	—	(1)	(2)
Other transfers (to) from FILI, net	—	2	32	(76)	2	1	(28)	22

Net increase (decrease) in net assets from contract transactions	(1,297)	26,063	(3,869)	2,520	(19,742)	16,540	(683)	(3,073)

Total increase (decrease) in net assets	(12,588)	43,107	(9,073)	4,197	(62,724)	30,927	(3,168)	(3,524)

Net Assets:
Beginning of period	87,337	44,230	16,122	11,925	124,109	93,182	11,899	15,423

End of period	$74,749	$87,337	$7,049	$16,122	$61,385	$124,109	$8,731	$11,899

(In thousands)	Subaccounts Investing In:

	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class		VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$1,665	$2,822	$287	$134	$8,610	$4,726	$5,714	$3,185
Net realized gain (loss) on investments	(2,782)	24,318	(59)	4	(865)	515	(2,202)	4,349
Unrealized appreciation (depreciation)	(28,201)	(33,149)	(412)	171	(10,231)	2,757	(56,866)	(17,433)

Net increase (decrease) in net assets from operations	(29,318)	(6,009)	(184)	309	(2,486)	7,998	(53,354)	(9,899)

Contract Transactions:
Payments received from contract owners	1,237	4,806	—	—	3,817	8,983	2,625	11,271
Transfers between sub-accounts and the fixed account, net	(4,073)	18,217	590	1,956	8,354	52,886	14,499	(18,479)
Contract benefits	(23)	(289)	(138)	(97)	(194)	(33)	(594)	(684)
Contract terminations	(3,067)	(1,927)	(152)	(719)	(9,398)	(6,064)	(15,165)	(15,250)
Contract maintenance charges	—	—	(2)	(1)	—	—	(2)	(3)
Other transfers (to) from FILI, net	7	1	1	12	1	—	16	2

Net increase (decrease) in net assets from contract transactions	(5,919)	20,808	299	1,151	2,580	55,772	1,379	(23,143)

Total increase (decrease) in net assets	(35,237)	14,799	115	1,460	94	63,770	(51,975)	(33,042)

Net Assets:
Beginning of period	142,609	127,810	8,228	6,768	208,166	144,396	416,868	449,910

End of period	$107,372	$142,609	$8,343	$8,228	$208,260	$208,166	$364,893	$416,868

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Total Market Index Initial Class		VIP – Extended Market Index Initial Class		VIP – International Index Initial Class		VIF – Emerging Markets Equity Class I

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$5,699	$3,707	$1,483	$1,425	$4,710	$5,502	$2	$284
Net realized gain (loss) on investments	21,567	22,900	5,006	18,372	1,319	5,517	3,452	7
Unrealized appreciation (depreciation)	(126,649)	56,026	(32,072)	(1,499)	(45,148)	1,247	(18,395)	1,456

Net increase (decrease) in net assets from operations	(99,383)	82,633	(25,583)	18,298	(39,119)	12,266	(14,941)	1,747

Contract Transactions:
Payments received from contract owners	6,586	19,085	1,892	5,299	2,242	7,962	194	333
Transfers between sub-accounts and the fixed account, net	67,347	158,365	4,070	47,137	26,398	75,440	(5,021)	(3,608)
Contract benefits	(1,001)	(904)	(136)	(260)	(185)	(271)	(441)	(692)
Contract terminations	(8,468)	(7,288)	(2,309)	(2,425)	(5,165)	(4,331)	(1,564)	(2,352)
Contract maintenance charges	(3)	(2)	(1)	(1)	(1)	(1)	(3)	(4)
Other transfers (to) from FILI, net	(3)	(2)	12	38	(6)	6	(20)	(9)

Net increase (decrease) in net assets from contract transactions	64,458	169,254	3,528	49,788	23,283	78,805	(6,855)	(6,332)

Total increase (decrease) in net assets	(34,925)	251,887	(22,055)	68,086	(15,836)	91,071	(21,796)	(4,585)

Net Assets:
Beginning of period	488,620	236,733	140,720	72,634	240,814	149,743	60,655	65,240

End of period	$453,695	$488,620	$118,665	$140,720	$224,978	$240,814	$38,859	$60,655

(In thousands)	Subaccounts Investing In:

	VIF – Emerging Markets Debt Class I		VIF – Global Strategist – Class II		Invesco – V.I. Global Core Equity Series I		Allspring – VT Discovery Class 2

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$5,330	$4,800	$(88)	$422	$(12)	$141	$(211)	$(352)
Net realized gain (loss) on investments	(1,888)	(702)	3,729	1,116	1,670	5,308	8,781	4,352
Unrealized appreciation (depreciation)	(20,880)	(6,425)	(8,429)	631	(7,675)	(1,887)	(23,097)	(6,481)

Net increase (decrease) in net assets from operations	(17,438)	(2,327)	(4,788)	2,169	(6,017)	3,562	(14,527)	(2,481)

Contract Transactions:
Payments received from contract owners	318	605	126	212	145	496	—	—
Transfers between sub-accounts and the fixed account, net	(7,720)	(5,857)	(1,099)	(937)	604	1,074	(727)	(995)
Contract benefits	(150)	(363)	(271)	(304)	(229)	(262)	(473)	(1,227)
Contract terminations	(2,823)	(1,665)	(674)	(363)	(641)	(224)	(1,323)	(1,117)
Contract maintenance charges	(2)	(2)	(1)	(1)	(1)	(1)	(6)	(7)
Other transfers (to) from FILI, net	(2)	(35)	16	(48)	(6)	25	(102)	(36)

Net increase (decrease) in net assets from contract transactions	(10,379)	(7,317)	(1,903)	(1,441)	(128)	1,108	(2,631)	(3,382)

Total increase (decrease) in net assets	(27,817)	(9,644)	(6,691)	728	(6,145)	4,670	(17,158)	(5,863)

Net Assets:
Beginning of period	94,360	104,004	28,012	27,284	26,966	22,296	38,705	44,568

End of period	$66,543	$94,360	$21,321	$28,012	$20,821	$26,966	$21,547	$38,705

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	Allspring – VT Opportunity Class 2		Lazard – Retirement Emerging Markets Portfolio – Investor		PVIT – Commodity Real Return – Strategy Portfolio – Administrative		PVIT – Low Duration Portfolio – Administrative

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(167)	$(190)	$2,075	$1,416	$19,805	$1,319	$4,663	$1,190
Net realized gain (loss) on investments	3,906	1,733	(1,423)	(917)	(187)	2,230	(2,643)	(278)
Unrealized appreciation (depreciation)	(9,309)	3,603	(11,890)	3,555	(22,380)	2,642	(22,988)	(5,495)

Net increase (decrease) in net assets from operations	(5,570)	5,146	(11,238)	4,054	(2,762)	6,191	(20,968)	(4,583)

Contract Transactions:
Payments received from contract owners	—	—	100	182	3,811	2,309	1,131	5,931
Transfers between sub-accounts and the fixed account, net	(423)	(1,026)	(688)	(5,612)	36,393	18,757	(14,924)	(51,649)
Contract benefits	(771)	(383)	(250)	(102)	(194)	(68)	(1,339)	(691)
Contract terminations	(793)	(692)	(1,142)	(1,326)	(1,804)	(398)	(22,589)	(20,940)
Contract maintenance charges	(2)	(2)	(1)	(1)	—	—	(2)	(3)
Other transfers (to) from FILI, net	203	(18)	(2)	9	(127)	13	(42)	14

Net increase (decrease) in net assets from contract transactions	(1,786)	(2,121)	(1,983)	(6,850)	38,079	20,613	(37,765)	(67,338)

Total increase (decrease) in net assets	(7,356)	3,025	(13,221)	(2,796)	35,317	26,804	(58,733)	(71,921)

Net Assets:
Beginning of period	25,802	22,777	70,888	73,684	39,782	12,978	371,025	442,946

End of period	$18,446	$25,802	$57,667	$70,888	$75,099	$39,782	$312,292	$371,025

(In thousands)	Subaccounts Investing In:

	PVIT – Real Return Portfolio – Administrative		PVIT – Total Return Portfolio – Administrative		Blackrock – Global Allocation V.I. Fund – Class I		FTVIP – Templeton Global Bond Fund – Class 2

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$14,362	$10,409	$10,323	$8,605	$(322)	$1,110	$(97)	$(118)
Net realized gain (loss) on investments	(3,214)	447	(8,971)	22,623	893	30,663	(3,056)	(2,568)
Unrealized appreciation (depreciation)	(39,283)	421	(73,582)	(39,806)	(31,043)	(19,865)	391	(466)

Net increase (decrease) in net assets from operations	(28,135)	11,277	(72,230)	(8,578)	(30,472)	11,908	(2,762)	(3,152)

Contract Transactions:
Payments received from contract owners	2,836	5,625	2,799	4,500	828	2,042	181	542
Transfers between sub-accounts and the fixed account, net	(26,002)	33,937	(34,879)	(35,015)	(8,705)	(4,139)	(4,683)	(5,380)
Contract benefits	(234)	(230)	(665)	(868)	(187)	(180)	(121)	(124)
Contract terminations	(8,896)	(16,419)	(24,089)	(17,534)	(4,544)	(4,467)	(1,746)	(1,353)
Contract maintenance charges	(1)	(2)	(2)	(3)	(1)	(1)	—	(1)
Other transfers (to) from FILI, net	(28)	20	(9)	(5)	12	23	(1)	4

Net increase (decrease) in net assets from contract transactions	(32,325)	22,931	(56,845)	(48,925)	(12,597)	(6,722)	(6,370)	(6,312)

Total increase (decrease) in net assets	(60,460)	34,208	(129,075)	(57,503)	(43,069)	5,186	(9,132)	(9,464)

Net Assets:
Beginning of period	243,177	208,969	515,196	572,699	192,033	186,847	54,714	64,178

End of period	$182,717	$243,177	$386,121	$515,196	$148,964	$192,033	$45,582	$54,714

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	FTVIP – Franklin US Government Securities Fund – Class 2

	12/31/22	12/31/21
Operations:
Net investment income (loss)	$1,201	$1,936
Net realized gain (loss) on investments	(3,022)	(398)
Unrealized appreciation (depreciation)	(5,158)	(3,466)

Net increase (decrease) in net assets from operations	(6,979)	(1,928)

Contract Transactions:
Payments received from contract owners	344	2,965
Transfers between sub-accounts and the fixed account, net	(17,692)	(23,216)
Contract benefits	(274)	(115)
Contract terminations	(5,930)	(2,674)
Contract maintenance charges	(1)	(2)
Other transfers (to) from FILI, net	(43)	11

Net increase (decrease) in net assets from contract transactions	(23,596)	(23,031)

Total increase (decrease) in net assets	(30,575)	(24,959)

Net Assets:
Beginning of period	80,278	105,237

End of period	$49,703	$80,278

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (“FILI”) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP - Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP - Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF - Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

As of December 31, 2022, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $62,843,000 and 238,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“the Code”).

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this

50	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2022 or 2021. The Account had no Level 3 activity during 2022 or 2021.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant

51	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of ..05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2022 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc. (“FIIS”), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2021 were .045% to .780% depending on the fund.

52	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2022:

	Purchases (000s)	Sales (000s)

VIP - Government Money Market Initial Class	$147,642	$97,617

VIP - Government Money Market Investor Class	1,292,919	706,745

VIP - High Income Initial Class	3,721	9,677

VIP - High Income Investor Class	89,113	117,177

VIP - Equity Income Initial Class	23,471	38,935

VIP - Equity Income Investor Class	105,257	52,653

VIP - Growth Initial Class	51,344	55,358

VIP - Growth Investor Class	119,127	89,975

VIP - Overseas Initial Class	2,235	7,533

VIP - Overseas Investor Class	18,304	23,673

VIP - Investment Grade Bond Initial Class	14,837	28,352

VIP - Investment Grade Bond Investor Class	96,285	156,238

VIP - Asset Manager Initial Class	16,831	21,182

VIP - Asset Manager Investor Class	28,179	26,858

VIP - Index 500	401,187	299,260

VIP - Asset Manager Growth Initial Class	6,356	6,293

VIP - Asset Manager Growth Investor Class	17,743	8,856

VIP - Contrafund Initial Class	55,032	97,445

VIP - Contrafund Investor Class	140,229	157,432

VIP - Balanced Initial Class	17,844	25,243

VIP - Balanced Investor Class	353,027	331,441

VIP - Dynamic Capital Appreciation Initial Class	3,680	4,159

VIP - Dynamic Cap App Investor Class	29,500	25,314

VIP - Growth & Income Initial Class	9,774	15,016

VIP - Growth & Income Investor Class	97,413	46,354

VIP - Growth Opportunities Initial Class	35,319	37,670

VIP - Growth Opportunities Investor Class	198,259	210,181

VIP - Mid Cap Initial Class	23,207	26,475

VIP - Mid Cap Investor Class	86,771	39,722

VIP - Value Strategies Initial Class	9,456	14,921

VIP - Value Strategies Investor Class	71,239	89,851

VIP - Utilities Initial Class	17,107	8,851

VIP - Utilities Investor Class	113,371	51,556

VIP - Technology Initial Class	27,403	61,449

VIP - Technology Investor Class	204,842	252,933

VIP - Energy Initial Class	97,473	54,013

VIP - Energy Investor Class	297,659	164,125

VIP - Health Care Initial Class	15,088	23,175

VIP - Heath Care Investor Class	98,698	82,232

VIP - Financial Services Initial Class	13,560	14,513

VIP - Financial Services Investor Class	74,952	85,026

VIP - Industrials Initial Class	4,771	3,871

VIP - Industrials Investor Class	29,427	17,292

VIP - Consumer Discretionary Initial Class	3,275	6,545

VIP - Consumer Discretionary Investor Class	39,246	60,967

VIP - Real Estate Initial Class	3,977	7,305

VIP - Real Estate Investor Class	26,886	40,600

VIP - Strategic Income Initial Class	4,008	8,273

53	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Strategic Income Investor Class	$73,904	$118,637

VIP - International Capital Appreciation Initial Class	1,839	3,567

VIP - International Capital Appreciation Investor Class	33,958	45,069

VIP - Value Initial Class	12,305	8,227

VIP - Value Investor Class	117,642	49,094

VIP - Freedom Income Initial Class	968	1,413

VIP - Freedom Income Investor Class	7,972	19,340

VIP - Freedom 2005 Initial Class	663	1,059

VIP - Freedom 2005 Investor Class	3,073	5,845

VIP - Freedom 2010 Initial Class	749	1,084

VIP - Freedom 2010 Investor Class	6,570	13,080

VIP - Freedom 2015 Initial Class	2,745	4,767

VIP - Freedom 2015 Investor Class	16,964	16,489

VIP - Freedom 2020 Initial Class	2,675	4,197

VIP - Freedom 2020 Investor Class	23,024	25,056

VIP - Freedom 2025 Initial Class	2,282	3,000

VIP - Freedom 2025 Investor Class	29,256	34,190

VIP - Freedom 2030 Initial Class	3,061	2,067

VIP - Freedom 2030 Investor Class	51,792	27,494

VIP - Freedom Lifetime Income I	608	1,025

VIP - Freedom Lifetime Income II	2,962	2,896

VIP - Freedom Lifetime Income III	3,142	2,762

VIP - Disciplined Small Cap Initial Class	6,084	4,481

VIP - Disciplined Small Cap Investor Class	68,041	42,028

VIP - Funds Manager 20% Investor Class	128,213	136,964

VIP - Funds Manager 50% Investor Class	395,414	146,064

VIP - Funds Manager 60% Investor Class	467,554	185,173

VIP - Funds Manager 70% Investor Class	438,077	107,572

VIP - Funds Manager 85% Investor Class	185,807	45,975

VIP - Consumer Staples Initial Class	9,779	5,670

VIP - Consumer Staples Investor Class	89,732	43,379

VIP - Materials Initial Class	5,121	7,237

VIP - Materials Investor Class	33,827	31,984

VIP - Communication Services Initial Class	1,098	4,430

VIP - Communication Services Investor Class	10,856	25,742

VIP - Emerging Markets Initial Class	1,979	2,574

VIP - Emerging Markets Investor Class	17,223	21,476

VIP - Floating Rate High Income Initial Class	4,921	4,332

VIP - Floating Rate High Income Investor Class	76,338	65,148

VIP - Bond Index Initial Class	75,412	68,314

VIP - Total Market Index Initial Class	154,402	83,495

VIP - Extended Market Index Initial Class	32,676	25,276

VIP - International Index Initial Class	47,139	19,143

VIF - Emerging Markets Equity Class I	6,626	8,784

VIF - Emerging Markets Debt Class I	7,269	12,316

VIF - Global Strategist Class II	5,318	3,207

Invesco - V.I. global Core Equity Series I	4,863	3,497

Allspring - VT Discovery Class 2	8,843	2,875

Allspring - VT Opportunity Class 2	3,914	2,204

Lazard - Retirement Emerging Markets Portfolio – Investor	10,032	9,937

54	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	$126,429	$68,547

PVIT - Low Duration Portfolio – Administrative	44,029	77,128

PVIT - Real Return Portfolio – Administrative	42,964	60,925

PVIT - Total Return Portfolio – Administrative	22,190	68,716

BlackRock - Global Allocation V.I. Fund – Class I	9,038	19,926

FTVIP - Templeton Global Bond Fund – Class 2	4,596	11,061

FTVIP - Franklin U.S. Government Securities Fund – Class 2	13,601	35,994

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2022:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Government Money Market Initial Class	265,593	$265,593	$1.00

VIP - Government Money Market Investor Class	2,325,409	2,325,409	1.00

VIP - High Income Initial Class	12,214	150,488	4.41

VIP - High Income Investor Class	66,650	393,088	4.38

VIP - Equity Income Initial Class	15,819	401,791	23.56

VIP - Equity Income Investor Class	21,503	541,172	23.38

VIP - Growth Initial Class	7,407	535,416	71.51

VIP - Growth Investor Class	8,916	763,435	70.94

VIP - Overseas Initial Class	2,752	71,723	21.70

VIP - Overseas Investor Class	8,826	218,254	21.61

VIP - Investment Grade Bond Initial Class	11,240	153,115	10.80

VIP - Investment Grade Bond Investor Class	61,937	832,515	10.75

VIP - Asset Manager Initial Class	11,221	190,348	14.32

VIP - Asset Manager Investor Class	14,181	235,608	14.20

VIP - Index 500 Initial Class	10,784	3,160,803	374.78

VIP - Asset Manager Growth Initial Class	3,082	56,796	18.72

VIP - Asset Manager Growth Investor Class	6,261	127,901	18.58

VIP - Contrafund Initial Class	23,004	827,309	37.88

VIP - Contrafund Investor Class	42,648	1,686,082	37.56

VIP - Balanced Initial Class	8,357	159,758	19.38

VIP - Balanced Investor Class	165,325	3,166,182	19.17

VIP - Dynamic Capital Appreciation Initial Class	1,368	20,440	13.72

VIP - Dynamic Capital Appreciation Investor Class	9,793	151,943	13.68

VIP - Growth & Income Initial Class	4,855	100,649	24.02

VIP - Growth & Income Investor Class	12,285	288,155	23.88

VIP - Growth Opportunities Initial Class	3,028	178,412	41.03

VIP - Growth Opportunities Investor Class	15,619	977,980	40.58

VIP - Mid Cap Initial Class	7,740	278,475	32.72

VIP - Mid Cap Investor Class	17,514	651,004	32.42

VIP - Value Strategies Initial Class	2,985	47,271	14.38

VIP - Value Strategies Investor Class	13,250	215,823	14.24

VIP - Utilities Initial Class	1,597	32,124	21.52

VIP - Utilities Investor Class	10,232	204,902	21.36

VIP - Technology Initial Class	6,806	175,469	20.94

VIP - Technology Investor Class	41,953	1,066,936	20.54

VIP - Energy Initial Class	3,675	94,585	25.16

VIP - Energy Investor Class	15,470	363,881	25.10

VIP - Health Care Initial Class	3,326	106,767	32.87

55	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Heath Care Investor Class	23,106	$744,354	$32.48

VIP - Financial Services Initial Class	1,923	30,049	14.01

VIP - Financial Services Investor Class	12,953	200,218	13.93

VIP - Industrials Initial Class	1,268	27,894	18.23

VIP - Industrials Investor Class	6,264	138,166	18.02

VIP - Consumer Discretionary Initial Class	632	19,235	23.54

VIP - Consumer Discretionary Investor Class	6,072	189,015	23.41

VIP - Real Estate Initial Class	1,258	31,149	16.54

VIP - Real Estate Investor Class	8,566	185,822	16.43

VIP - Strategic Income Initial Class	4,397	51,937	10.02

VIP - Strategic Income Investor Class	74,532	876,667	9.98

VIP - International Capital Appreciation Initial Class	806	16,025	16.69

VIP - International Capital Appreciation Investor Class	15,087	293,888	16.53

VIP - Value Initial Class	1,670	29,890	16.73

VIP - Value Investor Class	15,669	280,044	16.69

VIP - Freedom Income Initial Class	847	10,015	10.61

VIP - Freedom Income Investor Class	6,639	80,144	10.52

VIP - Freedom 2005 Initial Class	607	7,566	11.03

VIP - Freedom 2005 Investor Class	1,884	23,293	10.45

VIP - Freedom 2010 Initial Class	697	9,163	11.55

VIP - Freedom 2010 Investor Class	5,122	65,826	11.27

VIP - Freedom 2015 Initial Class	1,456	19,054	10.95

VIP - Freedom 2015 Investor Class	8,106	102,919	11.06

VIP - Freedom 2020 Initial Class	1,482	20,519	11.56

VIP - Freedom 2020 Investor Class	15,303	200,688	11.39

VIP - Freedom 2025 Initial Class	1,374	21,168	13.73

VIP - Freedom 2025 Investor Class	17,044	242,408	12.67

VIP - Freedom 2030 Initial Class	1,541	23,188	13.72

VIP - Freedom 2030 Investor Class	24,979	354,567	12.79

VIP - Freedom Lifetime Income I Initial Class	828	9,290	9.93

VIP - Freedom Lifetime Income II Initial Class	2,302	28,124	11.04

VIP - Freedom Lifetime Income III Initial Class	2,203	27,698	11.63

VIP - Disciplined Small Cap Initial Class	1,407	25,369	13.62

VIP - Disciplined Small Cap Investor Class	17,940	309,462	13.54

VIP - Funds Manager 20% Investor Class	73,642	844,691	10.04

VIP - Funds Manager 50% Investor Class	156,674	1,938,781	10.32

VIP - Funds Manager 60% Investor Class	215,622	2,390,181	8.69

VIP - Funds Manager 70% Investor Class	154,139	1,953,427	10.73

VIP - Funds Manager 85% Investor Class	55,010	709,032	10.50

VIP - Consumer Staples Initial Class	1,114	21,836	19.46

VIP - Consumer Staples Investor Class	12,644	245,095	19.35

VIP - Materials Initial Class	828	14,602	16.24

VIP - Materials Investor Class	4,606	81,533	16.23

VIP - Communication Services Initial Class	620	11,139	11.36

VIP - Communication Services Investor Class	5,456	96,678	11.25

VIP - Emerging Markets Initial Class	884	12,315	9.87

VIP - Emerging Markets Investor Class	10,934	150,354	9.82

VIP - Floating Rate High Income Initial Class	885	8,890	9.43

VIP - Floating Rate High Income Investor Class	22,108	221,909	9.42

VIP - Bond Index Initial Class	38,818	429,600	9.40

VIP - Total Market Index Initial Class	32,805	479,805	13.83

56	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Extended Market Index Initial Class	10,576	$143,096	$11.22

VIP - International Index Initial Class	23,934	251,916	9.40

VIF - Emerging Markets Equity Class I	3,260	71,428	11.92

VIF - Emerging Markets Debt Class I	12,368	113,707	5.38

VIF - Global Strategist Class II	2,791	35,197	7.64

Invesco - V.I. Global Core Equity Series I	2,603	26,914	8.00

Allspring - VT Discovery Class 2	1,265	36,163	17.03

Allspring - VT Opportunity Class 2	826	22,642	22.32

Lazard - Retirement Emerging Markets Portfolio – Investor	3,254	82,094	17.72

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	10,899	107,698	6.89

PVIT - Low Duration Portfolio – Administrative	32,942	351,037	9.48

PVIT - Real Return Portfolio – Administrative	15,888	229,985	11.50

PVIT - Total Return Portfolio – Administrative	42,998	496,622	8.98

BlackRock - Global Allocation V.I. Fund – Class I	10,147	183,624	14.68

FTVIP - Templeton Global Bond Fund – Class 2	3,653	72,099	12.48

FTVIP - Franklin U.S. Government Securities Fund – Class 2	4,878	63,369	10.19

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Government Money Market

Units Issued	10,436	6,338	383	78

Units Redeemed	(8,125)	(8,509)	(385)	(196)

Net Increase (Decrease)	2,311	(2,171)	(2)	(118)

VIP - High Income

Units Issued	27	50	2	19

Units Redeemed	(130)	(102)	(45)	(32)

Net Increase (Decrease)	(103)	(52)	(43)	(13)

VIP - Equity-Income

Units Issued	58	82	3	4

Units Redeemed	(217)	(198)	(41)	(46)

Net Increase (Decrease)	(159)	(116)	(38)	(42)

VIP - Growth

Units Issued	34	49	2	3

Units Redeemed	(179)	(213)	(25)	(28)

Net Increase (Decrease)	(145)	(164)	(23)	(25)

VIP - Overseas

Units Issued	24	36	2	2

Units Redeemed	(111)	(126)	(13)	(14)

Net Increase (Decrease)	(87)	(90)	(11)	(12)

VIP - Investment Grade Bond

Units Issued	139	271	16	8

Units Redeemed	(594)	(621)	(79)	(106)

Net Increase (Decrease)	(455)	(350)	(63)	(98)

57	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Asset Manager

Units Issued	38	85	—	—

Units Redeemed	(249)	(234)	(47)	(53)

Net Increase (Decrease)	(211)	(149)	(47)	(53)

VIP - Index 500

Units Issued	295	351	11	6

Units Redeemed	(603)	(557)	(69)	(69)

Net Increase (Decrease)	(308)	(206)	(58)	(63)

VIP - Asset Manager: Growth

Units Issued	22	21	—	—

Units Redeemed	(84)	(74)	(27)	(27)

Net Increase (Decrease)	(62)	(53)	(27)	(27)

VIP - Contrafund

Units Issued	86	158	4	8

Units Redeemed	(565)	(541)	(92)	(97)

Net Increase (Decrease)	(479)	(383)	(88)	(89)

VIP - Balanced

Units Issued	114	328	6	12

Units Redeemed	(402)	(319)	(109)	(95)

Net Increase (Decrease)	(288)	9	(103)	(83)

VIP - Dynamic Capital Appreciation

Units Issued	25	41	—	3

Units Redeemed	(72)	(60)	(10)	(14)

Net Increase (Decrease)	(47)	(19)	(10)	(11)

VIP - Growth & Income

Units Issued	129	96	20	8

Units Redeemed	(241)	(186)	(58)	(65)

Net Increase (Decrease)	(112)	(90)	(38)	(57)

VIP - Growth Opportunities

Units Issued	81	448	5	37

Units Redeemed	(477)	(819)	(71)	(124)

Net Increase (Decrease)	(396)	(371)	(66)	(87)

VIP - Mid Cap

Units Issued	82	133	11	4

Units Redeemed	(315)	(401)	(86)	(104)

Net Increase (Decrease)	(233)	(268)	(75)	(100)

VIP - Value Strategies

Units Issued	192	638	27	50

Units Redeemed	(344)	(495)	(64)	(59)

Net Increase (Decrease)	(152)	143	(37)	(9)

VIP - Utilities

Units Issued	420	96	66	1

Units Redeemed	(269)	(153)	(37)	(24)

Net Increase (Decrease)	151	(57)	29	(23)

58	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Technology

Units Issued	222	562	9	35

Units Redeemed	(758)	(760)	(81)	(74)

Net Increase (Decrease)	(536)	(198)	(72)	(39)

VIP - Energy

Units Issued	3,193	1,551	258	143

Units Redeemed	(1,998)	(1,375)	(148)	(95)

Net Increase (Decrease)	1,195	176	110	48

VIP - Health Care

Units Issued	157	170	14	3

Units Redeemed	(359)	(339)	(42)	(53)

Net Increase (Decrease)	(202)	(169)	(28)	(50)

VIP - Financial Services

Units Issued	475	880	160	144

Units Redeemed	(594)	(553)	(149)	(119)

Net Increase (Decrease)	(119)	327	11	25

VIP - Industrials

Units Issued	27	54	4	3

Units Redeemed	(59)	(96)	(10)	(12)

Net Increase (Decrease)	(32)	(42)	(6)	(9)

VIP - Consumer Discretionary

Units Issued	35	162	4	8

Units Redeemed	(126)	(163)	(17)	(22)

Net Increase (Decrease)	(91)	(1)	(13)	(14)

VIP - Real Estate

Units Issued	52	126	25	43

Units Redeemed	(139)	(131)	(42)	(42)

Net Increase (Decrease)	(87)	(5)	(17)	1

VIP - Strategic Income

Units Issued	147	247	9	4

Units Redeemed	(362)	(274)	(50)	(46)

Net Increase (Decrease)	(215)	(27)	(41)	(42)

VIP - International Capital Appreciation

Units Issued	19	64	3	3

Units Redeemed	(138)	(203)	(14)	(17)

Net Increase (Decrease)	(119)	(139)	(11)	(14)

VIP - Value

Units Issued	334	345	36	26

Units Redeemed	(265)	(201)	(31)	(27)

Net Increase (Decrease)	69	144	5	(1)

VIP - Freedom Income

Units Issued	31	52	—	—

Units Redeemed	(85)	(126)	—	—

Net Increase (Decrease)	(54)	(74)	—	—

59	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Freedom 2005

Units Issued	1	2	—	—

Units Redeemed	(51)	(28)	—	—

Net Increase (Decrease)	(50)	(26)	—	—

VIP - Freedom 2010

Units Issued	10	38	—	—

Units Redeemed	(55)	(61)	—	—

Net Increase (Decrease)	(45)	(23)	—	—

VIP - Freedom 2015

Units Issued	11	58	—	—

Units Redeemed	(195)	(112)	—	—

Net Increase (Decrease)	(184)	(54)	—	—

VIP - Freedom 2020

Units Issued	19	63	—	—

Units Redeemed	(174)	(221)	—	—

Net Increase (Decrease)	(155)	(158)	—	—

VIP - Freedom 2025

Units Issued	20	171	—	—

Units Redeemed	(114)	(68)	—	—

Net Increase (Decrease)	(94)	103	—	—

VIP - Freedom 2030

Units Issued	43	120	—	—

Units Redeemed	(73)	(89)	—	—

Net Increase (Decrease)	(30)	31	—	—

VIP - Disciplined Small Cap

Units Issued	92	514	—	50

Units Redeemed	(169)	(432)	(20)	(58)

Net Increase (Decrease)	(77)	82	(20)	(8)

VIP - FundsManager 20% Investor Class

Units Issued	319	232	41	1

Units Redeemed	(502)	(369)	(94)	(81)

Net Increase (Decrease)	(183)	(137)	(53)	(80)

VIP - FundsManager 50% Investor Class

Units Issued	144	195	—	46

Units Redeemed	(599)	(339)	(247)	(299)

Net Increase (Decrease)	(455)	(144)	(247)	(253)

VIP - FundsManager 60% Investor Class

Units Issued	47	202	—	4

Units Redeemed	(161)	(180)	(93)	(106)

Net Increase (Decrease)	(114)	22	(93)	(102)

VIP - FundsManager 70% Investor Class

Units Issued	72	144	6	8

Units Redeemed	(150)	(192)	(160)	(133)

Net Increase (Decrease)	(78)	(48)	(154)	(125)

60	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - FundsManager 85% Investor Class

Units Issued	4	30	1	3

Units Redeemed	(96)	(111)	(64)	(53)

Net Increase (Decrease)	(92)	(81)	(63)	(50)

VIP - Consumer Staples

Units Issued	273	61	27	6

Units Redeemed	(196)	(105)	(29)	(15)

Net Increase (Decrease)	77	(44)	(2)	(9)

VIP - Materials

Units Issued	150	466	26	116

Units Redeemed	(223)	(311)	(65)	(69)

Net Increase (Decrease)	(73)	155	(39)	47

VIP - Communication Services

Units Issued	21	224	9	33

Units Redeemed	(163)	(136)	(21)	(39)

Net Increase (Decrease)	(142)	88	(12)	(6)

VIP - Emerging Markets

Units Issued	166	305	2	45

Units Redeemed	(215)	(506)	(13)	(53)

Net Increase (Decrease)	(49)	(201)	(11)	(8)

VIP - Floating Rate High Income

Units Issued	407	407	19	62

Units Redeemed	(359)	(340)	(50)	(35)

Net Increase (Decrease)	48	67	(31)	27

VIP - Bond Index Initial Class

Units Issued	733	537	60	3

Units Redeemed	(457)	(1,099)	(51)	(24)

Net Increase (Decrease)	276	(562)	9	(21)

VIP - Total Market Index Initial Class

Units Issued	989	761	39	11

Units Redeemed	(700)	(301)	(48)	(16)

Net Increase (Decrease)	289	460	(9)	(5)

VIF - Extended Market Index Initial Class

Units Issued	175	480	17	65

Units Redeemed	(88)	(401)	(45)	(28)

Net Increase (Decrease)	87	79	(28)	37

VIF - International Index Initial Class

Units Issued	295	334	3	3

Units Redeemed	(117)	(116)	(6)	(7)

Net Increase (Decrease)	178	218	(3)	(4)

VIF - Emerging Markets Equity Class I

Units Issued	18	15	—	1

Units Redeemed	(74)	(95)	(8)	(10)

Net Increase (Decrease)	(56)	(80)	(8)	(9)

61	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIF - Emerging Markets Debt Class I

Units Issued	4	7	—	—

Units Redeemed	(53)	(38)	(5)	(9)

Net Increase (Decrease)	(49)	(31)	(5)	(9)

VIF - Global Strategist - Class II

Units Issued	10	25	—	1

Units Redeemed	(30)	(53)	(9)	(13)

Net Increase (Decrease)	(20)	(28)	(9)	(12)

Invesco - V.I. Global Core Equity Series I

Units Issued	4	13	—	4

Units Redeemed	(38)	(24)	(6)	(12)

Net Increase (Decrease)	(34)	(11)	(6)	(8)

Allspring - VT Discovery Class 2

Units Issued	2	5	—	—

Units Redeemed	(37)	(34)	(6)	(7)

Net Increase (Decrease)	(35)	(29)	(6)	(7)

Allspring - VT Opportunity Class 2

Units Issued	1	—	—	—

Units Redeemed	(25)	(24)	(4)	(5)

Net Increase (Decrease)	(24)	(24)	(4)	(5)

Lazard - Retirement Emerging Markets Portfolio - Investor

Units Issued	13	23	8	3

Units Redeemed	(56)	(58)	(12)	(7)

Net Increase (Decrease)	(43)	(35)	(4)	(4)

PVIT - Commodity Real Return - Strategy Portfolio - Administrative

Units Issued	—	—	289	129

Units Redeemed	—	(1)	(164)	(50)

Net Increase (Decrease)	—	(1)	125	79

PVIT - Low Duration Portfolio - Administrative

Units Issued	488	372	3	4

Units Redeemed	(749)	(896)	(14)	(18)

Net Increase (Decrease)	(261)	(524)	(11)	(14)

PVIT - Real Return Portfolio - Administrative

Units Issued	126	439	3	8

Units Redeemed	(297)	(265)	(21)	(21)

Net Increase (Decrease)	(171)	174	(18)	(13)

PVIT - Total Return Portfolio - Administrative

Units Issued	51	82	—	—

Units Redeemed	(246)	(269)	(13)	(20)

Net Increase (Decrease)	(195)	(187)	(13)	(20)

Blackrock - Global Allocation V.I. Fund - Class I

Units Issued	12	47	1	1

Units Redeemed	(51)	(76)	(7)	(4)

Net Increase (Decrease)	(39)	(29)	(6)	(3)

62	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
FTVIP - Templeton Global Bond Fund - Class 2

Units Issued	68	16	4	3

Units Redeemed	(76)	(83)	(9)	(4)

Net Increase (Decrease)	(8)	(67)	(5)	1

FTVIP - Franklin U.S. Gov’t Securities Fund - Class 2

Units Issued	92	134	3	13

Units Redeemed	(342)	(430)	(22)	(10)

Net Increase (Decrease)	(250)	(296)	(19)	3

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income

(in thousands)	2022	2021	2022	2021
VIP - Government Money Market Investor Class

Units Issued	296,844	279,285	52	—

Units Redeemed	(246,516)	(285,232)	(44)	(2)

Net Increase (Decrease)	50,328	(5,947)	8	(2)

VIP - High Income Investor Class

Units Issued	4,629	4,382	—	—

Units Redeemed	(6,859)	(4,700)	—	—

Net Increase (Decrease)	(2,230)	(318)	—	—

VIP - Equity Income Investor Class

Units Issued	3,473	4,239	—	—

Units Redeemed	(2,716)	(2,867)	—	—

Net Increase (Decrease)	757	1,372	—	—

VIP - Growth Investor Class

Units Issued	1,796	3,398	—	—

Units Redeemed	(2,243)	(2,821)	—	—

Net Increase (Decrease)	(447)	577	—	—

VIP - Overseas, Investor Class

Units Issued	988	2,082	—	—

Units Redeemed	(1,439)	(2,207)	—	—

Net Increase (Decrease)	(451)	(125)	—	—

VIP - Investment Grade Bond Investor Class

Units Issued	5,750	11,574	—	—

Units Redeemed	(13,171)	(16,072)	—	—

Net Increase (Decrease)	(7,421)	(4,498)	—	—

VIP - Asset Manager Investor Class

Units Issued	461	1,556	—	—

Units Redeemed	(1,169)	(1,156)	—	—

Net Increase (Decrease)	(708)	400	—	—

VIP - Index 500 Initial Class

Units Issued	13,615	21,423	—	—

Units Redeemed	(12,340)	(15,229)	—	—

Net Increase (Decrease)	1,275	6,194	—	—

VIP - Asset Manager: Growth Investor Class

Units Issued	297	882	—	—

Units Redeemed	(329)	(752)	—	—

Net Increase (Decrease)	(32)	130	—	—

63	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income

(in thousands)	2022	2021	2022	2021
VIP - Contrafund Investor Class

Units Issued	2,774	6,593	—	—

Units Redeemed	(5,293)	(7,158)	—	—

Net Increase (Decrease)	(2,519)	(565)	—	—

VIP - Balanced Investor Class

Units Issued	6,315	16,284	—	—

Units Redeemed	(9,978)	(10,303)	—	—

Net Increase (Decrease)	(3,663)	5,981	—	—

VIP - Dynamic Capital Appreciation Investor Class

Units Issued	258	760	—	—

Units Redeemed	(559)	(657)	—	—

Net Increase (Decrease)	(301)	103	—	—

VIP - Growth & Income Investor Class

Units Issued	2,708	1,965	—	—

Units Redeemed	(1,767)	(1,276)	—	—

Net Increase (Decrease)	941	689	—	—

VIP - Growth Opportunities Investor Class

Units Issued	1,293	5,333	—	—

Units Redeemed	(3,778)	(5,686)	—	—

Net Increase (Decrease)	(2,485)	(353)	—	—

VIP - Mid Cap Investor Class

Units Issued	1,945	3,252	—	—

Units Redeemed	(1,656)	(3,034)	—	—

Net Increase (Decrease)	289	218	—	—

VIP - Value Strategies Investor Class

Units Issued	2,449	5,616	—	—

Units Redeemed	(3,275)	(3,552)	—	—

Net Increase (Decrease)	(826)	2,064	—	—

VIP - Utilities Investor Class

Units Issued	3,781	1,174	—	—

Units Redeemed	(2,379)	(1,347)	—	—

Net Increase (Decrease)	1,402	(173)	—	—

VIP - Technology Investor Class

Units Issued	2,435	4,564	—	—

Units Redeemed	(4,350)	(4,765)	—	—

Net Increase (Decrease)	(1,915)	(201)	—	—

VIP - Energy Investor Class

Units Issued	22,829	13,451	—	—

Units Redeemed	(15,990)	(9,941)	—	—

Net Increase (Decrease)	6,839	3,510	—	—

VIP - Health Care Investor Class

Units Issued	1,489	2,318	—	—

Units Redeemed	(2,018)	(2,858)	—	—

Net Increase (Decrease)	(529)	(540)	—	—

64	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income

(in thousands)	2022	2021	2022	2021
VIP - Financial Services Investor Class

Units Issued	3,357	7,135	—	—

Units Redeemed	(4,198)	(4,552)	—	—

Net Increase (Decrease)	(841)	2,583	—	—

VIP - Industrials Investor Class

Units Issued	510	1,220	—	—

Units Redeemed	(584)	(1,438)	—	—

Net Increase (Decrease)	(74)	(218)	—	—

VIP - Consumer Discretionary Investor Class

Units Issued	687	1,780	—	—

Units Redeemed	(1,477)	(1,596)	—	—

Net Increase (Decrease)	(790)	184	—	—

VIP - Real Estate Investor Class

Units Issued	1,120	2,754	—	—

Units Redeemed	(1,915)	(1,710)	—	—

Net Increase (Decrease)	(795)	1,044	—	—

VIP - Strategic Income Investor Class

Units Issued	4,188	7,448	—	—

Units Redeemed	(8,198)	(6,260)	—	—

Net Increase (Decrease)	(4,010)	1,188	—	—

VIP - International Capital Appreciation Investor Class

Units Issued	765	2,696	—	—

Units Redeemed	(2,106)	(2,643)	—	—

Net Increase (Decrease)	(1,341)	53	—	—

VIP - Value Investor Class

Units Issued	3,705	3,365	—	—

Units Redeemed	(2,291)	(2,149)	—	—

Net Increase (Decrease)	1,414	1,216	—	—

VIP - Investor Freedom Income Investor Class

Units Issued	238	1,107	—	—

Units Redeemed	(1,151)	(1,025)	—	—

Net Increase (Decrease)	(913)	82	—	—

VIP - Investor Freedom 2005 Investor Class

Units Issued	51	275	—	—

Units Redeemed	(292)	(621)	—	—

Net Increase (Decrease)	(241)	(346)	—	—

VIP - Investor Freedom 2010 Investor Class

Units Issued	118	614	—	—

Units Redeemed	(609)	(413)	—	—

Net Increase (Decrease)	(491)	201	—	—

VIP - Investor Freedom 2015 Investor Class

Units Issued	443	794	—	—

Units Redeemed	(732)	(717)	—	—

Net Increase (Decrease)	(289)	77	—	—

65	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income

(in thousands)	2022	2021	2022	2021
VIP - Investor Freedom 2020 Investor Class

Units Issued	227	1,351	—	—

Units Redeemed	(1,044)	(1,390)	—	—

Net Increase (Decrease)	(817)	(39)	—	—

VIP - Investor Freedom 2025 Investor Class

Units Issued	345	1,766	—	—

Units Redeemed	(1,363)	(1,759)	—	—

Net Increase (Decrease)	(1,018)	7	—	—

VIP - Investor Freedom 2030 Investor Class

Units Issued	973	3,125	—	—

Units Redeemed	(1,148)	(1,571)	—	—

Net Increase (Decrease)	(175)	1,554	—	—

VIP - Freedom Lifetime Income I

Units Issued	—	—	—	5

Units Redeemed	—	—	(50)	(43)

Net Increase (Decrease)	—	—	(50)	(38)

VIP - Freedom Lifetime Income II

Units Issued	—	—	12	3

Units Redeemed	—	—	(114)	(116)

Net Increase (Decrease)	—	—	(102)	(113)

VIP - Freedom Lifetime Income III

Units Issued	—	—	8	16

Units Redeemed	—	—	(100)	(90)

Net Increase (Decrease)	—	—	(92)	(74)

VIP - Disciplined Small Cap Investor Class

Units Issued	860	4,722	—	—

Units Redeemed	(1,613)	(3,575)	—	—

Net Increase (Decrease)	(753)	1,147	—	—

VIP - FundsManager 20% Investor Class

Units Issued	4,581	9,517	67	6

Units Redeemed	(9,491)	(7,798)	(55)	(51)

Net Increase (Decrease)	(4,910)	1,719	12	(45)

VIP - FundsManager 50% Investor Class

Units Issued	5,188	11,354	29	—

Units Redeemed	(7,600)	(8,150)	(422)	(631)

Net Increase (Decrease)	(2,412)	3,204	(393)	(631)

VIP - FundsManager 60% Investor Class

Units Issued	5,184	10,417	17	—

Units Redeemed	(6,035)	(7,611)	(435)	(487)

Net Increase (Decrease)	(851)	2,806	(418)	(487)

VIP - FundsManager 70% Investor Class

Units Issued	5,551	10,496	4	148

Units Redeemed	(5,663)	(6,859)	(117)	(111)

Net Increase (Decrease)	(112)	3,637	(113)	37

66	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income

(in thousands)	2022	2021	2022	2021
VIP - FundsManager 85% Investor Class

Units Issued	2,269	3,662	18	28

Units Redeemed	(1,693)	(2,496)	(99)	(65)

Net Increase (Decrease)	576	1,166	(81)	(37)

VIP - Consumer Staples Investor Class

Units Issued	2,674	1,353	—	—

Units Redeemed	(1,895)	(1,789)	—	—

Net Increase (Decrease)	779	(436)	—	—

VIP - Materials Investor Class

Units Issued	1,389	3,926	—	—

Units Redeemed	(1,520)	(3,015)	—	—

Net Increase (Decrease)	(131)	911	—	—

VIP - Communication Services Investor Class

Units Issued	407	2,132	—	—

Units Redeemed	(1,066)	(1,719)	—	—

Net Increase (Decrease)	(659)	413	—	—

VIP - Emerging Markets Investor Class

Units Issued	1,494	4,952	—	—

Units Redeemed	(1,882)	(4,047)	—	—

Net Increase (Decrease)	(388)	905	—	—

VIP - Floating Rate High Income Investor Class

Units Issued	7,245	8,347	—	—

Units Redeemed	(7,125)	(4,004)	—	—

Net Increase (Decrease)	120	4,343	—	—

VIP - Bond Index Initial Class

Units Issued	8,947	15,957	—	—

Units Redeemed	(8,849)	(17,405)	—	—

Net Increase (Decrease)	98	(1,448)	—	—

VIP - Total Market Index Initial Class

Units Issued	11,094	17,381	—	—

Units Redeemed	(7,181)	(7,011)	—	—

Net Increase (Decrease)	3,913	10,370	—	—

VIP - Extended Market Index Initial Class

Units Issued	2,697	7,957	—	—

Units Redeemed	(2,452)	(4,532)	—	—

Net Increase (Decrease)	245	3,425	—	—

VIP - International Index Initial Class

Units Issued	4,998	9,925	—	—

Units Redeemed	(2,951)	(3,729)	—	—

Net Increase (Decrease)	2,047	6,196	—	—

VIF - Emerging Markets Equity Class I

Units Issued	115	561	—	—

Units Redeemed	(481)	(738)	—	—

Net Increase (Decrease)	(366)	(177)	—	—

67	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income

(in thousands)	2022	2021	2022	2021
VIF - Emerging Markets Debt Class I

Units Issued	142	429	—	—

Units Redeemed	(745)	(728)	—	—

Net Increase (Decrease)	(603)	(299)	—	—

VIF - Global Strategist - Class II

Units Issued	60	215	—	—

Units Redeemed	(134)	(249)	—	—

Net Increase (Decrease)	(74)	(34)	—	—

Invesco - V.I. Global Core Equity Series I

Units Issued	165	258	—	—

Units Redeemed	(131)	(182)	—	—

Net Increase (Decrease)	34	76	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor

Units Issued	628	578	—	—

Units Redeemed	(732)	(922)	—	—

Net Increase (Decrease)	(104)	(344)	—	—

PVIT - Commodity Real Return - Strategy Portfolio - Administrative

Units Issued	14,575	7,068	—	—

Units Redeemed	(10,961)	(4,298)	—	—

Net Increase (Decrease)	3,614	2,770	—	—

PVIT - Low Duration Portfolio - Administrative

Units Issued	4,689	8,137	—	—

Units Redeemed	(7,656)	(13,211)	—	—

Net Increase (Decrease)	(2,967)	(5,074)	—	—

PVIT - Real Return Portfolio - Administrative

Units Issued	2,497	6,539	—	—

Units Redeemed	(4,589)	(5,189)	—	—

Net Increase (Decrease)	(2,092)	1,350	—	—

PVIT - Total Return Portfolio - Administrative

Units Issued	1,543	4,236	—	—

Units Redeemed	(5,623)	(7,224)	—	—

Net Increase (Decrease)	(4,080)	(2,988)	—	—

Blackrock - Global Allocation V.I. Fund - Class I

Units Issued	510	1,191	—	—

Units Redeemed	(1,216)	(1,509)	—	—

Net Increase (Decrease)	(706)	(318)	—	—

FTVIP - Templeton Global Bond Fund - Class 2

Units Issued	469	756	—	—

Units Redeemed	(1,102)	(1,289)	—	—

Net Increase (Decrease)	(633)	(533)	—	—

FTVIP - Franklin U.S. Gov’t Securities Fund - Class 2

Units Issued	1,735	1,976	—	—

Units Redeemed	(3,730)	(3,749)	—	—

Net Increase (Decrease)	(1,995)	(1,773)	—	—

68	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income

(in thousands)	2022	2021
VIP - Government Money Market Investor Class

Units Issued	3,216	—

Units Redeemed	(3,024)	—

Net Increase (Decrease)	192	—

VIP - Balanced Investor Class

Units Issued	11	—

Units Redeemed	(3,732)	—

Net Increase (Decrease)	(3,721)	—

VIP - FundsManager 60% Investor Class

Units Issued	95	—

Units Redeemed	(3,189)	—

Net Increase (Decrease)	(3,094)	—

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Initial Class
2022	12,621	$21.08	$20.10	$265,606	0.80%	1.00%	1.52%	0.64%	0.45%
2021	10,312	$20.95	$20.01	$215,555	0.80%	1.00%	0.01%	(0.79%)	(1.00%)
2020	12,602	$21.11	$20.21	$265,511	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
2018	11,748	$20.97	$20.15	$245,586	0.80%	1.00%	1.65%	0.83%	0.63%
VIP - Government Money Market Investor Class
2022	209,547	$10.54	$9.03	$2,325,405	0.10%	1.40%	1.52%	1.31%	0.16%
2021	159,019	$10.40	$9.01	$1,739,232	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2020	164,894	$10.41	$9.13	$1,813,259	0.10%	1.40%	0.28%	0.21%	(0.95%)
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
2018	143,163	$10.20	$9.01	$1,546,389	0.10%	1.40%	1.64%	1.53%	0.20%
VIP - High Income Initial Class
2022	977	$55.69	$53.10	$53,866	0.80%	1.00%	4.87%	(12.09%)	(12.26%)
2021	1,122	$63.35	$60.52	$70,393	0.80%	1.00%	5.28%	3.58%	3.37%
2020	1,187	$61.16	$58.55	$71,886	0.80%	1.00%	4.96%	1.92%	1.72%
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
2018	1,433	$52.55	$50.51	$74,690	0.80%	1.00%	5.44%	(4.06%)	(4.26%)
VIP - High Income Investor Class
2022	15,578	$16.53	$25.80	$291,924	0.10%	0.25%	5.01%	(11.56%)	(11.69%)
2021	17,810	$18.69	$29.22	$377,064	0.10%	0.25%	5.32%	4.52%	4.36%
2020	18,126	$17.88	$27.99	$370,663	0.10%	0.25%	5.07%	2.64%	2.48%
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
2018	19,157	$15.17	$23.83	$338,017	0.10%	0.25%	5.51%	(3.60%)	(3.74%)
VIP - Equity-Income Initial Class
2022	2,268	$165.17	$157.48	$372,789	0.80%	1.00%	1.85%	(5.72%)	(5.91%)
2021	2,466	$175.18	$167.37	$429,819	0.80%	1.00%	1.89%	23.89%	23.65%
2020	2,624	$141.40	$135.36	$369,212	0.80%	1.00%	1.80%	5.84%	5.62%
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%
2018	3,251	$105.67	$101.57	$341,942	0.80%	1.00%	2.21%	(9.03%)	(9.21%)

69	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Equity-Income Investor Class
2022	14,707	$35.78	$52.41	$502,741	0.10%	0.25%	1.89%	(5.11%)	(5.26%)
2021	13,949	$37.71	$55.32	$503,315	0.10%	0.25%	1.89%	24.71%	24.52%
2020	12,577	$30.24	$44.42	$362,054	0.10%	0.25%	1.79%	6.47%	6.31%
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
2018	13,687	$22.32	$32.90	$291,581	0.10%	0.25%	2.17%	(8.47%)	(8.60%)
VIP - Growth Initial Class
2022	2,039	$260.60	$248.48	$529,694	0.80%	1.00%	0.62%	(25.06%)	(25.21%)
2021	2,209	$347.74	$332.23	$765,572	0.80%	1.00%	—	22.23%	21.98%
2020	2,399	$284.50	$272.36	$679,861	0.80%	1.00%	0.07%	42.74%	42.45%
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
2018	2,880	$149.59	$143.79	$429,361	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
VIP - Growth Investor Class
2022	11,867	$54.72	$78.28	$632,484	0.10%	0.25%	0.53%	(24.59%)	(24.70%)
2021	12,313	$72.56	$103.96	$871,206	0.10%	0.25%	—	23.00%	22.82%
2020	11,736	$58.99	$84.64	$674,257	0.10%	0.25%	0.06%	43.64%	43.42%
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
2018	12,352	$30.63	$44.09	$367,819	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
VIP - Overseas Initial Class
2022	1,008	$59.42	$56.66	$59,715	0.80%	1.00%	1.04%	(25.09%)	(25.24%)
2021	1,107	$79.32	$75.78	$87,478	0.80%	1.00%	0.52%	18.74%	18.50%
2020	1,210	$66.80	$63.95	$80,458	0.80%	1.00%	0.44%	14.69%	14.46%
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
2018	1,525	$45.96	$44.17	$69,884	0.80%	1.00%	1.47%	(15.49%)	(15.66%)
VIP - Overseas, Investor Class
2022	9,282	$20.27	$27.75	$190,729	0.10%	0.25%	0.99%	(24.62%)	(24.73%)
2021	9,733	$26.89	$36.87	$265,667	0.10%	0.25%	0.48%	19.51%	19.33%
2020	9,859	$22.50	$30.89	$225,658	0.10%	0.25%	0.36%	15.38%	15.21%
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
2018	12,991	$15.28	$21.05	$202,627	0.10%	0.25%	1.36%	(14.98%)	(15.11%)
VIP - Investment Grade Bond Initial Class
2022	2,851	$42.95	$40.95	$121,340	0.80%	1.00%	2.10%	(13.65%)	(13.82%)
2021	3,369	$49.74	$47.52	$166,332	0.80%	1.00%	1.99%	(1.40%)	(1.60%)
2020	3,816	$50.44	$48.29	$191,178	0.80%	1.00%	2.24%	8.52%	8.30%
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
2018	3,945	$42.73	$41.07	$167,175	0.80%	1.00%	2.42%	(1.33%)	(1.53%)
VIP - Investment Grade Bond Investor Class
2022	45,579	$12.99	$16.51	$665,825	0.10%	0.25%	2.11%	(13.06%)	(13.15%)
2021	53,000	$14.94	$19.01	$894,402	0.10%	0.25%	2.01%	(0.74%)	(0.89%)
2020	57,498	$15.05	$19.18	$985,291	0.10%	0.25%	2.32%	9.22%	9.06%
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
2018	41,512	$12.58	$16.08	$605,710	0.10%	0.25%	2.36%	(0.67%)	(0.82%)
VIP - Asset Manager Initial Class
2022	2,311	$69.92	$66.66	$160,703	0.80%	1.00%	1.99%	(15.61%)	(15.79%)
2021	2,570	$82.85	$79.16	$211,820	0.80%	1.00%	1.59%	9.04%	8.82%
2020	2,771	$75.99	$72.74	$209,493	0.80%	1.00%	1.49%	13.95%	13.72%
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
2018	3,318	$56.85	$54.64	$187,592	0.80%	1.00%	1.65%	(6.11%)	(6.30%)
VIP - Asset Manager Investor Class
2022	8,886	$20.62	$28.82	$201,369	0.10%	0.25%	1.99%	(15.10%)	(15.22%)
2021	9,594	$24.29	$34.00	$256,967	0.10%	0.25%	1.59%	9.74%	9.58%
2020	9,193	$22.13	$31.02	$226,257	0.10%	0.25%	1.48%	14.65%	14.48%
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%
2018	9,785	$16.36	$23.00	$179,408	0.10%	0.25%	1.68%	(5.49%)	(5.63%)

70	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Index 500
2022	85,283	$43.76	$118.27	$4,041,574	0.10%	1.00%	1.48%	(18.30%)	(19.03%)
2021	84,374	$53.56	$146.07	$4,944,733	0.10%	1.00%	1.29%	28.45%	27.29%
2020	78,449	$41.70	$114.75	$3,630,663	0.10%	1.00%	1.76%	18.12%	17.05%
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
2018	82,991	$26.90	$75.39	$2,532,559	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
VIP - Asset Manager: Growth Initial Class
2022	1,154	$50.34	$48.00	$57,709	0.80%	1.00%	1.79%	(17.54%)	(17.70%)
2021	1,243	$61.05	$58.32	$75,337	0.80%	1.00%	1.40%	13.05%	12.82%
2020	1,322	$54.00	$51.70	$70,900	0.80%	1.00%	1.11%	16.32%	16.09%
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
2018	1,596	$38.10	$36.62	$60,380	0.80%	1.00%	1.41%	(8.39%)	(8.58%)
VIP - Asset Manager: Growth Investor Class
2022	4,513	$24.26	$34.97	$116,332	0.10%	0.25%	1.79%	(17.01%)	(17.15%)
2021	4,547	$29.23	$42.21	$141,408	0.10%	0.25%	1.41%	13.77%	13.60%
2020	4,416	$25.69	$37.15	$121,466	0.10%	0.25%	1.06%	17.08%	16.90%
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
2018	4,997	$17.90	$25.97	$96,219	0.10%	0.25%	1.37%	(7.82%)	(7.96%)
VIP - Contrafund Initial Class
2022	6,239	$140.20	$133.68	$871,487	0.80%	1.00%	0.50%	(26.90%)	(27.05%)
2021	6,806	$191.79	$183.24	$1,300,199	0.80%	1.00%	0.06%	26.81%	26.56%
2020	7,278	$151.24	$144.79	$1,096,430	0.80%	1.00%	0.25%	29.52%	29.26%
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
2018	8,923	$89.46	$85.99	$795,340	0.80%	1.00%	0.69%	(7.13%)	(7.32%)
VIP - Contrafund Investor Class
2022	39,889	$38.69	$58.40	$1,601,868	0.10%	0.25%	0.43%	(26.45%)	(26.57%)
2021	42,408	$52.60	$79.53	$2,317,809	0.10%	0.25%	0.05%	27.62%	27.42%
2020	42,973	$41.22	$62.41	$1,851,077	0.10%	0.25%	0.18%	30.35%	30.15%
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
2018	48,111	$24.07	$36.56	$1,221,858	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
VIP - Balanced Initial Class
2022	3,502	$46.65	$44.48	$162,029	0.80%	1.00%	1.25%	(18.60%)	(18.76%)
2021	3,893	$57.31	$54.75	$221,126	0.80%	1.00%	0.94%	17.32%	17.08%
2020	3,966	$48.85	$46.76	$192,127	0.80%	1.00%	1.45%	21.41%	21.16%
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
2018	4,477	$32.58	$31.31	$144,570	0.80%	1.00%	1.44%	(4.99%)	(5.18%)
VIP - Balanced Investor Class
2022	104,644	$29.46	$39.55	$3,169,282	0.10%	1.40%	1.19%	(18.12%)	(19.17%)
2021	112,027	$35.98	$48.93	$4,141,613	0.10%	1.40%	0.88%	18.06%	16.52%
2020	108,982	$30.48	$41.99	$3,419,574	0.10%	1.40%	1.39%	22.23%	20.64%
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
2018	116,132	$20.07	$28.38	$2,407,194	0.10%	1.40%	1.41%	(4.37%)	(5.63%)
VIP - Dynamic Capital Appreciation Initial Class
2022	363	$51.98	$50.00	$18,780	0.80%	1.00%	0.30%	(21.50%)	(21.66%)
2021	419	$66.22	$63.82	$27,569	0.80%	1.00%	0.41%	23.63%	23.38%
2020	450	$53.56	$51.73	$23,928	0.80%	1.00%	0.22%	32.54%	32.27%
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
2018	605	$31.32	$30.37	$18,876	0.80%	1.00%	0.57%	(5.65%)	(5.84%)
VIP - Dynamic Capital Appreciation Investor Class
2022	2,940	$44.32	$69.64	$133,970	0.10%	0.25%	0.24%	(20.97%)	(21.08%)
2021	3,241	$56.08	$88.25	$186,787	0.10%	0.25%	0.34%	24.33%	24.15%
2020	3,139	$45.10	$71.08	$146,488	0.10%	0.25%	0.16%	33.40%	33.20%
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%
2018	3,729	$26.02	$41.13	$101,034	0.10%	0.25%	0.49%	(5.09%)	(5.24%)

71	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income Initial Class
2022	1,987	$59.05	$56.30	$116,648	0.80%	1.00%	1.62%	(5.71%)	(5.90%)
2021	2,139	$62.62	$59.83	$133,106	0.80%	1.00%	2.40%	24.94%	24.69%
2020	2,284	$50.12	$47.98	$113,765	0.80%	1.00%	2.11%	6.98%	6.77%
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
2018	2,845	$36.32	$34.91	$102,639	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
VIP - Growth & Income Investor Class
2022	7,234	$41.78	$56.71	$293,370	0.10%	0.25%	1.70%	(5.10%)	(5.24%)
2021	6,293	$44.03	$59.85	$269,306	0.10%	0.25%	2.48%	25.67%	25.48%
2020	5,605	$35.03	$47.69	$190,471	0.10%	0.25%	2.03%	7.65%	7.49%
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
2018	7,032	$25.06	$34.22	$171,312	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
VIP - Growth Opportunities Initial Class
2022	2,103	$59.42	$56.66	$124,260	0.80%	1.00%	0.00%	(38.64%)	(38.76%)
2021	2,566	$96.85	$92.53	$247,094	0.80%	1.00%	—	11.05%	10.82%
2020	3,024	$87.21	$83.49	$262,165	0.80%	1.00%	0.01%	67.31%	66.97%
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
2018	2,667	$37.31	$35.86	$98,882	0.80%	1.00%	0.11%	11.56%	11.33%
VIP - Growth Opportunities Investor Class
2022	11,088	$59.56	$97.71	$633,823	0.10%	0.25%	0.00%	(38.27%)	(38.36%)
2021	13,573	$96.48	$158.51	$1,258,355	0.10%	0.25%	—	11.75%	11.59%
2020	13,926	$86.33	$142.05	$1,154,274	0.10%	0.25%	0.01%	68.35%	68.10%
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
2018	9,211	$36.48	$60.20	$321,276	0.10%	0.25%	0.10%	12.29%	12.12%
VIP - Mid Cap Initial Class
2022	4,016	$63.47	$60.64	$253,251	0.80%	1.00%	0.49%	(15.43%)	(15.59%)
2021	4,322	$75.05	$71.84	$322,312	0.80%	1.00%	0.60%	24.60%	24.35%
2020	4,691	$60.23	$57.77	$280,720	0.80%	1.00%	0.65%	17.24%	17.00%
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
2018	6,310	$41.95	$40.40	$262,981	0.80%	1.00%	0.63%	(15.23%)	(15.40%)
VIP - Mid Cap Investor Class
2022	16,866	$30.15	$53.16	$567,814	0.10%	0.25%	0.46%	(14.92%)	(15.04%)
2021	16,577	$35.44	$62.57	$658,078	0.10%	0.25%	0.55%	25.41%	25.23%
2020	16,360	$28.26	$49.97	$526,491	0.10%	0.25%	0.57%	17.96%	17.78%
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
2018	20,731	$19.44	$34.48	$466,686	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
VIP - Value Strategies Initial Class
2022	1,025	$42.14	$40.54	$42,935	0.80%	1.00%	1.01%	(7.77%)	(7.94%)
2021	1,215	$45.69	$44.04	$55,174	0.80%	1.00%	1.51%	32.53%	32.26%
2020	1,081	$34.48	$33.30	$36,927	0.80%	1.00%	1.39%	7.39%	7.17%
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
2018	1,204	$24.06	$23.33	$28,769	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
VIP - Value Strategies Investor Class
2022	5,141	$36.45	$74.63	$188,676	0.10%	0.25%	0.94%	(7.19%)	(7.33%)
2021	5,968	$39.27	$80.54	$236,505	0.10%	0.25%	1.54%	33.35%	33.15%
2020	3,903	$29.45	$60.49	$116,259	0.10%	0.25%	1.53%	8.16%	7.99%
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%
2018	2,817	$20.30	$41.82	$58,000	0.10%	0.25%	0.87%	(17.45%)	(17.58%)
VIP - Utilities Initial Class
2022	833	$41.51	$39.75	$34,384	0.80%	1.00%	1.64%	4.59%	4.36%
2021	651	$39.69	$38.09	$25,765	0.80%	1.00%	1.85%	16.56%	16.32%
2020	732	$34.05	$32.74	$24,771	0.80%	1.00%	2.46%	(0.98%)	(1.18%)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
2018	1,271	$28.14	$27.17	$35,650	0.80%	1.00%	2.36%	7.94%	7.72%

72	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities Investor Class
2022	5,431	$36.63	$45.18	$218,566	0.10%	0.25%	1.57%	5.29%	5.12%
2021	4,028	$34.79	$42.98	$154,428	0.10%	0.25%	1.83%	17.25%	17.08%
2020	4,202	$29.67	$36.71	$138,543	0.10%	0.25%	2.38%	(0.36%)	(0.51%)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
2018	4,664	$24.21	$30.04	$127,653	0.10%	0.25%	2.06%	8.55%	8.39%
VIP - Technology Initial Class
2022	2,055	$69.59	$66.65	$142,551	0.80%	1.00%	0.00%	(36.37%)	(36.49%)
2021	2,666	$109.36	$104.95	$290,330	0.80%	1.00%	—	27.14%	26.88%
2020	2,901	$86.02	$82.71	$248,510	0.80%	1.00%	0.08%	63.63%	63.30%
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
2018	3,114	$35.02	$33.81	$108,683	0.80%	1.00%	—	(8.36%)	(8.55%)
VIP - Technology Investor Class
2022	12,400	$62.45	$143.38	$861,708	0.10%	0.25%	0.00%	(35.94%)	(36.03%)
2021	14,315	$97.48	$224.15	$1,554,980	0.10%	0.25%	—	27.94%	27.74%
2020	14,515	$76.20	$175.47	$1,254,095	0.10%	0.25%	0.06%	64.60%	64.35%
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
2018	12,458	$30.64	$70.76	$447,074	0.10%	0.25%	—	(7.77%)	(7.91%)
VIP - Energy Initial Class
2022	2,549	$36.43	$34.89	$92,462	0.80%	1.00%	2.75%	61.87%	61.55%
2021	1,244	$22.51	$21.60	$27,847	0.80%	1.00%	3.28%	54.11%	53.80%
2020	1,019	$14.60	$14.04	$14,829	0.80%	1.00%	2.68%	(33.31%)	(33.44%)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
2018	1,339	$20.05	$19.36	$26,757	0.80%	1.00%	0.92%	(25.19%)	(25.34%)
VIP - Energy Investor Class
2022	18,072	$20.48	$30.15	$388,304	0.10%	0.25%	2.55%	62.96%	62.72%
2021	11,233	$12.57	$18.53	$148,929	0.10%	0.25%	2.65%	55.00%	54.77%
2020	7,723	$8.11	$11.97	$66,258	0.10%	0.25%	2.98%	(32.87%)	(32.97%)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
2018	7,280	$10.99	$16.28	$85,583	0.10%	0.25%	0.87%	(24.73%)	(24.84%)
VIP - Health Care Initial Class
2022	1,580	$69.47	$66.53	$109,365	0.80%	1.00%	0.00%	(13.10%)	(13.28%)
2021	1,811	$79.94	$76.72	$144,136	0.80%	1.00%	0.09%	10.84%	10.62%
2020	2,031	$72.13	$69.36	$145,735	0.80%	1.00%	0.55%	20.61%	20.36%
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
2018	2,681	$46.96	$45.34	$125,420	0.80%	1.00%	0.20%	6.99%	6.77%
VIP - Health Care Investor Class
2022	11,741	$62.36	$90.40	$750,486	0.10%	0.25%	0.00%	(12.58%)	(12.71%)
2021	12,270	$71.33	$103.56	$897,989	0.10%	0.25%	0.08%	11.54%	11.38%
2020	12,809	$63.95	$92.98	$844,282	0.10%	0.25%	0.50%	21.37%	21.18%
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
2018	14,538	$41.11	$59.96	$620,666	0.10%	0.25%	0.14%	7.61%	7.45%
VIP - Financial Services Initial Class
2022	1,175	$23.04	$22.07	$26,949	0.80%	1.00%	1.85%	(9.07%)	(9.24%)
2021	1,283	$25.34	$24.32	$32,377	0.80%	1.00%	1.82%	32.13%	31.86%
2020	929	$19.18	$18.44	$17,730	0.80%	1.00%	2.33%	(0.04%)	(0.25%)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%
2018	1,510	$14.40	$13.90	$21,657	0.80%	1.00%	1.07%	(16.41%)	(16.58%)
VIP - Financial Services Investor Class
2022	6,695	$32.89	$51.03	$180,435	0.10%	0.25%	1.87%	(8.46%)	(8.60%)
2021	7,535	$35.93	$55.83	$221,585	0.10%	0.25%	1.78%	33.00%	32.80%
2020	4,953	$27.01	$42.04	$108,409	0.10%	0.25%	2.38%	0.53%	0.38%
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
2018	7,500	$20.03	$31.27	$120,583	0.10%	0.25%	1.03%	(15.90%)	(16.03%)

73	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials Initial Class
2022	389	$59.83	$57.30	$23,128	0.80%	1.00%	0.17%	(11.02%)	(11.20%)
2021	428	$67.24	$64.53	$28,598	0.80%	1.00%	—	16.15%	15.92%
2020	479	$57.89	$55.67	$27,545	0.80%	1.00%	0.56%	11.41%	11.19%
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
2018	699	$40.87	$39.46	$28,433	0.80%	1.00%	0.76%	(15.80%)	(15.97%)
VIP - Industrials Investor Class
2022	2,894	$35.48	$61.76	$112,871	0.10%	0.25%	0.12%	(10.50%)	(10.64%)
2021	2,968	$39.64	$69.11	$129,664	0.10%	0.25%	—	16.91%	16.74%
2020	3,186	$33.91	$59.21	$121,047	0.10%	0.25%	0.50%	12.08%	11.91%
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
2018	4,105	$23.64	$41.41	$111,321	0.10%	0.25%	0.66%	(15.27%)	(15.40%)
VIP - Consumer Discretionary Initial Class
2022	372	$40.12	$38.43	$14,887	0.80%	1.00%	0.00%	(35.16%)	(35.28%)
2021	478	$61.88	$59.38	$29,441	0.80%	1.00%	—	18.45%	18.21%
2020	493	$52.24	$50.23	$25,632	0.80%	1.00%	0.11%	35.06%	34.79%
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
2018	740	$30.65	$29.60	$22,599	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
VIP - Consumer Discretionary Investor Class
2022	3,563	$39.42	$70.90	$142,151	0.10%	0.25%	0.00%	(34.77%)	(34.86%)
2021	4,353	$60.43	$108.85	$266,806	0.10%	0.25%	—	19.20%	19.02%
2020	4,169	$50.70	$91.45	$214,538	0.10%	0.25%	0.09%	35.86%	35.66%
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
2018	4,849	$29.38	$53.16	$146,065	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
VIP - Real Estate Initial Class
2022	559	$37.35	$35.92	$20,813	0.80%	1.00%	1.22%	(28.09%)	(28.25%)
2021	664	$51.94	$50.06	$34,346	0.80%	1.00%	1.16%	37.88%	37.60%
2020	668	$37.67	$36.38	$25,031	0.80%	1.00%	2.09%	(7.30%)	(7.49%)
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
2018	871	$33.24	$32.24	$28,875	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
VIP - Real Estate Investor Class
2022	5,814	$22.42	$53.92	$140,732	0.10%	0.25%	1.20%	(27.65%)	(27.76%)
2021	6,610	$30.99	$74.64	$221,152	0.10%	0.25%	1.16%	38.78%	38.57%
2020	5,564	$22.33	$53.86	$136,135	0.10%	0.25%	2.04%	(6.70%)	(6.85%)
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
2018	6,351	$19.46	$47.07	$136,704	0.10%	0.25%	2.71%	(6.43%)	(6.57%)
VIP - Strategic Income Initial Class
2022	2,119	$20.89	$20.12	$44,074	0.80%	1.00%	3.52%	(11.98%)	(12.15%)
2021	2,376	$23.73	$22.90	$56,157	0.80%	1.00%	2.62%	2.91%	2.70%
2020	2,443	$23.06	$22.30	$56,046	0.80%	1.00%	3.12%	6.65%	6.44%
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
2018	3,148	$19.66	$19.08	$61,616	0.80%	1.00%	3.47%	(3.35%)	(3.55%)
VIP - Strategic Income Investor Class
2022	43,114	$14.88	$21.38	$743,828	0.10%	0.25%	3.51%	(11.40%)	(11.56%)
2021	47,126	$16.80	$24.18	$919,681	0.10%	0.25%	2.64%	3.62%	3.46%
2020	45,937	$16.21	$23.37	$879,413	0.10%	0.25%	3.22%	7.40%	7.24%
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%
2018	51,217	$13.62	$19.70	$840,109	0.10%	0.25%	3.47%	(2.72%)	(2.86%)
VIP - International Capital Appreciation Initial Class
2022	573	$23.59	$22.78	$13,459	0.80%	1.00%	0.24%	(27.00%)	(27.12%)
2021	701	$32.31	$31.26	$22,607	0.80%	1.00%	0.00%	11.44%	11.22%
2020	855	$29.00	$28.10	$24,736	0.80%	1.00%	0.31%	21.26%	21.01%
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
2018	927	$18.08	$17.59	$16,710	0.80%	1.00%	0.60%	(13.45%)	(13.63%)

74	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation Investor Class
2022	9,819	$25.77	$48.67	$249,396	0.10%	0.25%	0.18%	(26.51%)	(26.63%)
2021	11,161	$35.07	$66.34	$386,152	0.10%	0.25%	—	12.13%	11.96%
2020	11,108	$31.27	$59.25	$342,612	0.10%	0.25%	0.27%	22.02%	21.83%
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
2018	11,483	$19.27	$36.61	$218,230	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
VIP - Value Initial Class
2022	848	$33.05	$31.91	$27,953	0.80%	1.00%	1.30%	(4.89%)	(5.06%)
2021	775	$34.75	$33.61	$26,844	0.80%	1.00%	1.70%	29.11%	28.85%
2020	631	$26.91	$26.08	$16,940	0.80%	1.00%	1.49%	5.41%	5.19%
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
2018	792	$19.48	$18.96	$15,359	0.80%	1.00%	1.07%	(14.53%)	(14.71%)
VIP - Value Investor Class
2022	7,008	$38.60	$66.83	$261,518	0.10%	0.25%	1.30%	(4.22%)	(4.37%)
2021	5,595	$40.30	$69.89	$218,149	0.10%	0.25%	1.67%	29.85%	29.66%
2020	4,379	$31.04	$53.90	$131,011	0.10%	0.25%	1.39%	6.09%	5.93%
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
2018	5,367	$22.18	$38.64	$114,745	0.10%	0.25%	1.04%	(13.96%)	(14.09%)
VIP - Freedom Income Initial Class
2022	542	$16.56	$16.56	$8,983	0.80%	0.80%	2.28%	(12.76%)	(12.76%)
2021	597	$18.98	$18.98	$11,333	0.80%	0.80%	0.99%	2.52%	2.52%
2020	672	$18.52	$18.52	$12,440	0.80%	0.80%	1.34%	9.59%	9.59%
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
2018	709	$15.21	$15.21	$10,785	0.80%	0.80%	1.63%	(2.75%)	(2.75%)
VIP - Investor Freedom Income Investor Class
2022	4,200	$15.08	$18.35	$69,838	0.10%	0.25%	2.21%	(12.09%)	(12.26%)
2021	5,115	$17.15	$20.91	$97,092	0.10%	0.25%	1.01%	3.18%	3.03%
2020	5,031	$16.63	$20.30	$92,853	0.10%	0.25%	1.35%	10.29%	10.12%
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
2018	4,691	$13.47	$16.50	$71,014	0.10%	0.25%	1.76%	(2.13%)	(2.28%)
VIP - Freedom 2005 Initial Class
2022	360	$18.60	$18.60	$6,694	0.80%	0.80%	2.26%	(13.09%)	(13.09%)
2021	409	$21.40	$21.40	$8,759	0.80%	0.80%	1.07%	3.26%	3.26%
2020	434	$20.73	$20.73	$9,000	0.80%	0.80%	1.31%	10.36%	10.36%
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
2018	449	$16.64	$16.64	$7,477	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
VIP - Investor Freedom 2005 Investor Class
2022	1,017	$17.36	$23.44	$19,685	0.10%	0.25%	2.15%	(12.49%)	(12.61%)
2021	1,257	$19.84	$26.82	$27,935	0.10%	0.25%	0.92%	3.99%	3.83%
2020	1,604	$19.08	$25.83	$33,642	0.10%	0.25%	1.37%	10.97%	10.80%
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
2018	1,506	$15.11	$20.52	$25,309	0.10%	0.25%	1.67%	(3.13%)	(3.28%)
VIP - Freedom 2010 Initial Class
2022	387	$20.79	$20.79	$8,050	0.80%	0.80%	2.15%	(14.23%)	(14.23%)
2021	433	$24.24	$24.24	$10,491	0.80%	0.80%	1.05%	5.04%	5.04%
2020	454	$23.08	$23.08	$10,486	0.80%	0.80%	1.34%	11.59%	11.59%
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%
2018	520	$17.96	$17.96	$9,342	0.80%	0.80%	1.65%	(4.78%)	(4.78%)
VIP - Investor Freedom 2010 Investor Class
2022	2,651	$19.38	$26.65	$57,721	0.10%	0.25%	2.14%	(13.57%)	(13.72%)
2021	3,142	$22.42	$30.89	$78,980	0.10%	0.25%	1.06%	5.70%	5.54%
2020	2,941	$21.21	$29.27	$70,453	0.10%	0.25%	1.34%	12.29%	12.12%
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
2018	2,781	$16.29	$22.54	$51,905	0.10%	0.25%	1.56%	(4.15%)	(4.30%)

75	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 Initial Class
2022	684	$22.28	$22.28	$15,948	0.80%	0.80%	2.16%	(15.28%)	(15.28%)
2021	900	$26.30	$26.30	$23,673	0.80%	0.80%	1.09%	6.83%	6.83%
2020	953	$24.62	$24.62	$23,473	0.80%	0.80%	1.27%	12.93%	12.93%
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
2018	1,159	$18.58	$18.58	$21,534	0.80%	0.80%	1.55%	(5.83%)	(5.83%)
VIP - Investor Freedom 2015 Investor Class
2022	3,875	$20.56	$28.63	$89,652	0.10%	0.25%	2.05%	(14.76%)	(14.87%)
2021	4,165	$24.12	$33.63	$113,650	0.10%	0.25%	1.04%	7.53%	7.37%
2020	4,087	$22.43	$31.32	$104,884	0.10%	0.25%	1.29%	13.59%	13.42%
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
2018	4,654	$16.72	$23.42	$89,717	0.10%	0.25%	1.50%	(5.11%)	(5.26%)
VIP - Freedom 2020 Initial Class
2022	736	$23.26	$23.26	$17,117	0.80%	0.80%	2.05%	(16.36%)	(16.36%)
2021	891	$27.81	$27.81	$24,784	0.80%	0.80%	1.01%	8.60%	8.60%
2020	1,048	$25.61	$25.61	$26,850	0.80%	0.80%	1.31%	14.14%	14.14%
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
2018	1,130	$18.83	$18.83	$21,283	0.80%	0.80%	1.46%	(6.62%)	(6.62%)
VIP - Investor Freedom 2020 Investor Class
2022	7,254	$22.09	$31.97	$174,304	0.10%	0.25%	2.03%	(15.93%)	(16.03%)
2021	8,072	$26.27	$38.08	$230,961	0.10%	0.25%	1.08%	9.43%	9.26%
2020	8,110	$24.01	$34.85	$213,363	0.10%	0.25%	1.28%	14.84%	14.67%
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
2018	9,065	$17.42	$25.36	$175,246	0.10%	0.25%	1.43%	(6.04%)	(6.18%)
VIP - Freedom 2025 Initial Class
2022	749	$25.21	$25.21	$18,872	0.80%	0.80%	2.02%	(17.09%)	(17.09%)
2021	842	$30.41	$30.41	$25,612	0.80%	0.80%	1.09%	9.95%	9.95%
2020	739	$27.66	$27.66	$20,442	0.80%	0.80%	1.25%	15.02%	15.02%
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
2018	862	$19.89	$19.89	$17,153	0.80%	0.80%	1.41%	(7.27%)	(7.27%)
VIP- Investor Freedom 2025 Investor Class
2022	8,281	$24.05	$35.24	$215,949	0.10%	0.25%	1.95%	(16.55%)	(16.66%)
2021	9,299	$28.82	$42.29	$290,411	0.10%	0.25%	1.08%	10.67%	10.51%
2020	9,292	$26.04	$38.27	$263,893	0.10%	0.25%	1.27%	15.76%	15.59%
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
2018	9,316	$18.50	$27.26	$189,548	0.10%	0.25%	1.43%	(6.65%)	(6.79%)
VIP - Freedom 2030 Initial Class
2022	805	$26.27	$26.27	$21,148	0.80%	0.80%	1.95%	(17.53%)	(17.53%)
2021	835	$31.85	$31.85	$26,611	0.80%	0.80%	1.11%	11.47%	11.47%
2020	804	$28.57	$28.57	$22,983	0.80%	0.80%	1.26%	15.95%	15.95%
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
2018	907	$19.96	$19.96	$18,099	0.80%	0.80%	1.31%	(8.52%)	(8.52%)
VIP - Investor Freedom 2030 Investor Class
2022	11,719	$25.89	$38.60	$319,483	0.10%	0.25%	1.91%	(17.00%)	(17.13%)
2021	11,894	$31.19	$46.58	$390,824	0.10%	0.25%	1.12%	12.14%	11.97%
2020	10,341	$27.82	$41.60	$305,469	0.10%	0.25%	1.27%	16.70%	16.53%
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%
2018	9,622	$19.18	$28.76	$198,026	0.10%	0.25%	1.34%	(7.97%)	(8.11%)
VIP - Freedom Lifetime Income I
2022	449	$18.31	$18.31	$8,213	0.60%	0.60%	2.25%	(12.54%)	(12.54%)
2021	497	$20.94	$20.94	$10,144	0.60%	0.60%	1.01%	2.64%	2.64%
2020	537	$20.40	$20.40	$10,968	0.60%	0.60%	1.31%	9.78%	9.78%
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
2018	641	$16.65	$16.65	$10,685	0.60%	0.60%	1.64%	(3.16%)	(3.16%)

76	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income II
2022	1,200	$21.18	$21.18	$25,424	0.60%	0.60%	2.13%	(14.34%)	(14.34%)
2021	1,301	$24.73	$24.73	$32,207	0.60%	0.60%	1.03%	5.63%	5.63%
2020	1,416	$23.41	$23.41	$33,150	0.60%	0.60%	1.30%	12.10%	12.10%
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%
2018	1,670	$18.02	$18.02	$30,105	0.60%	0.60%	1.53%	(4.53%)	(4.53%)
VIP - Freedom Lifetime Income III
2022	1,048	$24.45	$24.45	$25,630	0.60%	0.60%	2.01%	(16.54%)	(16.54%)
2021	1,141	$29.30	$29.30	$33,391	0.60%	0.60%	1.05%	9.12%	9.12%
2020	1,216	$26.85	$26.85	$32,659	0.60%	0.60%	1.25%	14.54%	14.54%
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
2018	1,344	$19.58	$19.58	$26,285	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
VIP - Disciplined Small Cap Initial Class
2022	789	$24.40	$23.59	$19,171	0.80%	1.00%	0.85%	(18.89%)	(19.06%)
2021	885	$30.08	$29.15	$26,481	0.80%	1.00%	0.37%	19.69%	19.45%
2020	812	$25.13	$24.40	$20,323	0.80%	1.00%	0.80%	17.50%	17.27%
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
2018	1,290	$17.43	$16.99	$22,406	0.80%	1.00%	0.81%	(13.78%)	(13.96%)
VIP - Disciplined Small Cap Investor Class
2022	7,979	$33.55	$48.97	$242,903	0.10%	0.25%	0.77%	(18.36%)	(18.49%)
2021	8,731	$41.10	$60.08	$326,811	0.10%	0.25%	0.33%	20.50%	20.32%
2020	7,586	$34.11	$49.94	$233,854	0.10%	0.25%	0.74%	18.21%	18.03%
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
2018	9,192	$23.38	$34.33	$193,675	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
VIP - FundsManager 20% Investor Class
2022	46,239	$14.79	$14.74	$739,367	0.10%	1.00%	2.24%	(9.68%)	(10.49%)
2021	51,375	$16.38	$16.47	$910,064	0.10%	1.00%	1.05%	3.55%	2.62%
2020	49,915	$15.81	$16.05	$858,205	0.10%	1.00%	1.17%	8.10%	7.12%
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
2018	45,573	$13.26	$13.71	$663,025	0.10%	1.00%	1.79%	(1.77%)	(2.66%)
VIP - FundsManager 50% Investor Class
2022	76,745	$20.55	$18.89	$1,616,880	0.10%	1.00%	1.99%	(14.01%)	(14.78%)
2021	80,254	$23.90	$22.17	$1,969,415	0.10%	1.00%	1.15%	9.91%	8.92%
2020	78,076	$21.74	$20.35	$1,748,196	0.10%	1.00%	1.16%	13.87%	12.84%
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
2018	80,849	$16.21	$15.45	$1,357,846	0.10%	1.00%	1.42%	(5.30%)	(6.16%)
VIP - FundsManager 60% Investor Class
2022	87,935	$22.87	$26.34	$1,873,698	0.10%	1.40%	1.79%	(15.14%)	(16.25%)
2021	92,505	$26.95	$31.45	$2,330,241	0.10%	1.40%	1.12%	12.23%	10.77%
2020	92,792	$24.01	$28.39	$2,089,299	0.10%	1.40%	1.07%	15.01%	13.51%
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%
2018	102,479	$17.35	$21.05	$1,681,663	0.10%	1.40%	1.24%	(6.53%)	(7.76%)
VIP - FundsManager 70% Investor Class
2022	67,188	$25.10	$21.23	$1,653,954	0.10%	1.00%	1.61%	(15.75%)	(16.51%)
2021	67,644	$29.79	$25.43	$1,979,722	0.10%	1.00%	1.06%	14.41%	13.38%
2020	64,145	$26.04	$22.43	$1,642,730	0.10%	1.00%	0.94%	15.98%	14.93%
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
2018	68,423	$18.32	$16.07	$1,238,781	0.10%	1.00%	1.02%	(7.59%)	(8.42%)
VIP - FundsManager 85% Investor Class
2022	21,544	$28.56	$22.77	$577,654	0.10%	1.00%	1.11%	(17.15%)	(17.90%)
2021	21,204	$34.47	$27.74	$686,925	0.10%	1.00%	0.99%	17.71%	16.65%
2020	20,203	$29.29	$23.78	$555,416	0.10%	1.00%	0.85%	17.34%	16.28%
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
2018	22,375	$19.79	$16.36	$417,178	0.10%	1.00%	0.77%	(8.98%)	(9.81%)

77	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples Initial Class
2022	627	$34.68	$33.60	$21,674	0.80%	1.00%	1.77%	(1.41%)	(1.61%)
2021	554	$35.17	$34.15	$19,382	0.80%	1.00%	1.90%	13.33%	13.10%
2020	606	$31.04	$30.19	$18,751	0.80%	1.00%	1.88%	10.88%	10.66%
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
2018	708	$21.40	$20.90	$15,097	0.80%	1.00%	2.63%	(16.51%)	(16.68%)
VIP - Consumer Staples Investor Class
2022	6,691	$35.36	$46.74	$244,656	0.10%	0.25%	1.75%	(0.78%)	(0.94%)
2021	5,911	$35.64	$47.18	$218,322	0.10%	0.25%	1.81%	13.99%	13.82%
2020	6,349	$31.26	$41.46	$206,315	0.10%	0.25%	1.84%	11.65%	11.48%
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
2018	7,033	$21.27	$28.29	$156,630	0.10%	0.25%	2.65%	(16.01%)	(16.13%)
VIP - Materials Initial Class
2022	498	$27.01	$26.17	$13,443	0.80%	1.00%	1.06%	(10.50%)	(10.69%)
2021	610	$30.18	$29.30	$18,354	0.80%	1.00%	0.78%	32.36%	32.09%
2020	409	$22.80	$22.18	$9,321	0.80%	1.00%	0.74%	20.52%	20.27%
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
2018	535	$16.82	$16.43	$8,973	0.80%	1.00%	1.26%	(24.22%)	(24.37%)
VIP - Materials Investor Class
2022	2,616	$27.30	$58.94	$74,749	0.10%	0.25%	1.01%	(10.00%)	(10.13%)
2021	2,748	$30.33	$65.59	$87,337	0.10%	0.25%	0.62%	33.26%	33.06%
2020	1,837	$22.76	$49.29	$44,230	0.10%	0.25%	0.73%	21.33%	21.15%
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
2018	2,050	$16.59	$36.03	$36,850	0.10%	0.25%	1.20%	(23.73%)	(23.84%)
VIP - Communication Services Initial Class (5)
2022	381	$18.59	$18.01	$7,049	0.80%	1.00%	—	(38.63%)	(38.76%)
2021	534	$30.29	$29.41	$16,122	0.80%	1.00%	—	14.72%	14.49%
2020	454	$26.40	$25.68	$11,925	0.80%	1.00%	—	34.51%	34.24%
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
2018	332	$14.88	$14.53	$4,910	0.80%	1.00%	1.86%	(6.12%)	(6.31%)
VIP - Communication Services Investor Class (5)
2022	2,598	$25.96	$48.58	$61,385	0.10%	0.25%	—	(38.24%)	(38.32%)
2021	3,256	$42.03	$78.76	$124,109	0.10%	0.25%	—	15.48%	15.31%
2020	2,843	$36.40	$68.31	$93,182	0.10%	0.25%	—	35.26%	35.06%
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%
2018	1,963	$20.26	$38.13	$35,745	0.10%	0.25%	1.82%	(5.48%)	(5.63%)
VIP - Emerging Markets Initial Class
2022	752	$11.63	$11.29	$8,731	0.80%	1.00%	1.72%	(20.77%)	(20.94%)
2021	812	$14.68	$14.28	$11,899	0.80%	1.00%	1.80%	(3.02%)	(3.22%)
2020	1,020	$15.14	$14.75	$15,423	0.80%	1.00%	0.88%	30.21%	29.95%
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
2018	996	$9.05	$8.86	$8,995	0.80%	1.00%	0.45%	(18.66%)	(18.82%)
VIP - Emerging Markets Investor Class
2022	7,379	$16.15	$33.28	$107,372	0.10%	0.25%	1.63%	(20.27%)	(20.39%)
2021	7,768	$20.26	$41.80	$142,609	0.10%	0.25%	1.97%	(2.37%)	(2.52%)
2020	6,862	$20.75	$42.88	$127,810	0.10%	0.25%	0.85%	31.03%	30.83%
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
2018	6,692	$12.25	$25.40	$73,925	0.10%	0.25%	0.42%	(18.10%)	(18.23%)

78	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Floating Rate High Income Initial Class
2022	680	$12.28	$12.07	$8,343	0.80%	1.00%	3.93%	(1.34%)	(1.52%)
2021	662	$12.45	$12.26	$8,228	0.80%	1.00%	2.65%	4.36%	4.15%
2020	568	$11.93	$11.77	$6,768	0.80%	1.00%	4.42%	2.00%	1.79%
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
2018	1,086	$10.83	$10.73	$11,757	0.80%	1.00%	4.01%	(0.97%)	(1.17%)
VIP - Floating Rate High Income Investor Class
2022	16,083	$13.01	$12.84	$208,260	0.10%	0.25%	4.11%	(0.68%)	(0.85%)
2021	15,963	$13.10	$12.95	$208,166	0.10%	0.25%	2.87%	4.97%	4.82%
2020	11,620	$12.48	$12.35	$144,396	0.10%	0.25%	4.56%	2.68%	2.53%
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
2018	19,898	$11.17	$11.10	$221,610	0.10%	0.25%	3.87%	(0.30%)	(0.45%)
VIP - Bond Index Initial Class (6)
2022	36,405	$10.07	$9.66	$364,893	0.10%	1.00%	1.78%	(13.30%)	(14.10%)
2021	36,022	$11.61	$11.25	$416,868	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
2020	38,053	$11.86	$11.59	$449,910	0.10%	1.00%	1.12%	7.42%	6.45%
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
2018	5,877	$10.19	$10.14	$59,876	0.10%	1.00%	1.97%	1.95%	1.43%
VIP - Total Market Index Initial Class (6)
2022	31,807	$14.33	$13.75	$453,695	0.10%	1.00%	1.44%	(19.30%)	(20.02%)
2021	27,617	$17.76	$17.19	$488,620	0.10%	1.00%	1.18%	25.56%	24.43%
2020	16,791	$14.14	$13.82	$236,733	0.10%	1.00%	1.66%	20.18%	19.09%
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
2018	7,883	$9.01	$8.97	$70,999	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
VIP - Extended Market Index Initial Class (6)
2022	9,739	$12.23	$11.74	$118,665	0.10%	1.00%	1.43%	(18.23%)	(18.93%)
2021	9,437	$14.96	$14.48	$140,720	0.10%	1.00%	1.30%	21.12%	20.03%
2020	5,895	$12.35	$12.06	$72,634	0.10%	1.00%	1.36%	16.34%	15.29%
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
2018	2,943	$8.44	$8.40	$24,828	0.10%	1.00%	1.05%	(15.60%)	(16.03%)
VIP - International Index Initial Class (6)
2022	21,570	$10.48	$10.05	$224,978	0.10%	1.00%	2.36%	(16.08%)	(16.88%)
2021	19,348	$12.49	$12.09	$240,814	0.10%	1.00%	2.83%	7.61%	6.64%
2020	12,936	$11.61	$11.34	$149,743	0.10%	1.00%	1.84%	10.58%	9.58%
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%
2018	4,631	$8.64	$8.60	$40,002	0.10%	1.00%	1.52%	(13.56%)	(14.00%)
VIF - Emerging Markets Equity Class I
2022	2,371	$11.74	$26.11	$38,859	0.10%	1.00%	0.43%	(25.13%)	(25.84%)
2021	2,801	$15.68	$35.21	$60,655	0.10%	1.00%	0.85%	2.88%	1.96%
2020	3,068	$15.24	$34.53	$65,240	0.10%	1.00%	1.35%	14.32%	13.29%
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
2018	3,689	$11.16	$25.75	$58,715	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
VIF - Emerging Markets Debt Class I
2022	4,370	$12.41	$29.19	$66,543	0.10%	1.00%	7.48%	(18.84%)	(19.56%)
2021	5,026	$15.29	$36.29	$94,360	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
2020	5,359	$15.62	$37.41	$104,004	0.10%	1.00%	4.38%	5.44%	4.49%
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
2018	6,841	$12.98	$31.65	$111,320	0.10%	1.00%	5.68%	(7.04%)	(7.88%)
VIF - Global Strategist - Class II
2022	1,194	$18.27	$18.66	$21,321	0.10%	1.00%	—	(17.03%)	(17.75%)
2021	1,298	$22.02	$22.69	$28,012	0.10%	1.00%	1.86%	8.26%	7.28%
2020	1,372	$20.34	$21.15	$27,284	0.10%	1.00%	1.46%	10.81%	9.81%
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
2018	1,617	$15.60	$16.52	$24,752	0.10%	1.00%	1.17%	(6.60%)	(7.44%)

79	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Invesco - V.I. Global Core Equity Series I
2022	1,095	$19.66	$22.09	$20,821	0.10%	1.00%	0.35%	(21.94%)	(22.65%)
2021	1,100	$25.19	$28.56	$26,966	0.10%	1.00%	0.99%	15.86%	14.81%
2020	1,044	$21.74	$24.87	$22,296	0.10%	1.00%	1.34%	13.11%	12.09%
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
2018	1,424	$15.37	$17.90	$21,275	0.10%	1.00%	1.07%	(15.40%)	(16.17%)
Allspring - VT Discovery Class 2 (7)
2022	380	$56.87	$54.22	$21,547	0.80%	1.00%	—	(38.35%)	(38.47%)
2021	422	$92.24	$88.12	$38,705	0.80%	1.00%	—	(5.80%)	(5.99%)
2020	458	$97.92	$93.74	$44,568	0.80%	1.00%	—	61.35%	61.02%
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
2018	556	$44.01	$42.30	$24,362	0.80%	1.00%	—	(7.81%)	(8.00%)
Allspring - VT Opportunity Class 2 (7)
2022	281	$65.86	$62.79	$18,446	0.80%	1.00%	—	(21.44%)	(21.60%)
2021	309	$83.83	$80.09	$25,802	0.80%	1.00%	0.04%	23.78%	23.53%
2020	338	$67.73	$64.84	$22,777	0.80%	1.00%	0.44%	20.03%	19.79%
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
2018	401	$43.26	$41.59	$17,300	0.80%	1.00%	0.19%	(7.89%)	(8.08%)
Lazard - Retirement Emerging Markets Portfolio - Investor
2022	4,349	$11.52	$13.71	$57,667	0.10%	1.00%	3.60%	(15.04%)	(15.84%)
2021	4,501	$13.56	$16.29	$70,888	0.10%	1.00%	2.13%	5.69%	4.74%
2020	4,881	$12.83	$15.55	$73,684	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
2018	7,154	$10.98	$13.55	$93,526	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
PVIT - Commodity Real Return - Strategy Portfolio - Administrative
2022	8,773	$8.64	$7.84	$75,099	0.10%	1.00%	23.16%	8.52%	7.76%
2021	5,037	$7.96	$7.29	$39,782	0.10%	1.00%	4.54%	33.21%	32.01%
2020	2,187	$5.98	$5.52	$12,978	0.10%	1.00%	6.15%	1.25%	0.34%
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
2018	2,581	$5.30	$4.99	$13,614	0.10%	1.00%	2.13%	(14.22%)	(15.00%)
PVIT - Low Duration Portfolio - Administrative
2022	27,687	$11.11	$10.45	$312,292	0.10%	1.00%	1.66%	(5.85%)	(6.65%)
2021	30,927	$11.80	$11.19	$371,025	0.10%	1.00%	0.52%	(1.03%)	(1.92%)
2020	36,538	$11.92	$11.41	$442,946	0.10%	1.00%	1.17%	2.89%	1.96%
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%
2018	33,031	$11.15	$10.87	$376,435	0.10%	1.00%	1.92%	0.24%	(0.67%)
PVIT - Real Return Portfolio - Administrative
2022	13,406	$13.14	$12.95	$182,717	0.10%	1.00%	7.06%	(12.00%)	(12.78%)
2021	15,686	$14.93	$14.85	$243,177	0.10%	1.00%	4.97%	5.48%	4.53%
2020	14,177	$14.16	$14.20	$208,969	0.10%	1.00%	1.42%	11.60%	10.59%
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
2018	13,938	$11.71	$11.96	$171,236	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
PVIT - Total Return Portfolio - Administrative
2022	30,305	$12.28	$11.94	$386,121	0.10%	1.00%	2.60%	(14.39%)	(15.14%)
2021	34,594	$14.34	$14.07	$515,196	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
2020	37,789	$14.54	$14.39	$572,699	0.10%	1.00%	2.12%	8.54%	7.56%
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
2018	39,177	$12.38	$12.48	$508,311	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
Blackrock - Global Allocation V.I. Fund - Class I
2022	9,256	$16.27	$14.76	$148,964	0.10%	1.00%	—	(16.05%)	(16.81%)
2021	10,006	$19.38	$17.74	$192,033	0.10%	1.00%	0.77%	6.44%	5.48%
2020	10,357	$18.21	$16.82	$186,847	0.10%	1.00%	1.15%	20.68%	19.59%
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
2018	13,045	$12.82	$12.06	$165,898	0.10%	1.00%	0.77%	(7.61%)	(8.45%)

80	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Templeton Global Bond Fund - Class 2
2022	4,665	$9.88	$8.96	$45,582	0.10%	1.00%	—	(5.04%)	(5.90%)
2021	5,309	$10.40	$9.52	$54,714	0.10%	1.00%	—	(5.09%)	(5.94%)
2020	5,909	$10.96	$10.13	$64,178	0.10%	1.00%	8.47%	(5.38%)	(6.23%)
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
2018	8,077	$11.37	$10.69	$91,087	0.10%	1.00%	—	1.84%	0.91%
FTVIP - Franklin U.S. Gov’t Securities Fund - Class 2
2022	4,982	$10.12	$9.18	$49,703	0.10%	1.00%	2.22%	(9.84%)	(10.49%)
2021	7,244	$11.22	$10.28	$80,278	0.10%	1.00%	2.39%	(1.92%)	(2.81%)
2020	9,311	$11.44	$10.57	$105,237	0.10%	1.00%	3.80%	3.73%	2.79%
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%
2018	4,539	$10.50	$9.87	$47,183	0.10%	1.00%	2.67%	0.24%	(0.67%)

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2018 the following underlying funds were renamed:

Old Name	New Name

VIP - Telecommunications	VIP - Communication Services

VIP - Telecommunications Investor Class	VIP - Communication Services Investor Class

(6)	During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index	VIP - Extended Market Index

VIP - Total Market Index	VIP - International Index

(7)	During 2021, the following underlying funds were renamed:

Old Name	New Name

Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

81	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager Growth - Initial Class (1)	Fidelity VIP Asset Manager Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Income I	Fidelity VIP Freedom Lifetime Income II

Fidelity VIP Freedom Lifetime Income III	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)

82

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)

Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)

Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)

Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)

Fidelity VIP Bond Index - Initial Class (1)	Fidelity VIP Total Market Index - Initial Class (1)	Fidelity VIP Extended Market Index - Initial Class (1)

Fidelity VIP International Index - Initial Class (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery Fund - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO Commodity Real Return Strategy Portfolio - Administrative (1)

PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)

Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statements of operations for the year ended December 31, 2022 and statements of changes in net assets for the years ended December 31, 2022 and 2021

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2023

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

Annual Report	83

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc.,

and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917
N. NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Directors and Management of Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2022 and 2021, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

1

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2023

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2022	2021
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,662,801 in 2022 and $1,281,021 in 2021)	$1,523,089	$1,303,126
Other investment	104	—
Policy loans	1,711	1,679

Total Investments	1,524,904	1,304,805

Cash and cash equivalents	140,067	175,057
Restricted cash and cash equivalents	34,448	34,424
Accrued investment income	16,561	10,046
Deferred policy acquisition costs	80,096	82,643
Reinsurance deposit and receivables	397,772	806,348
Other assets	15,906	18,843
Net deferred tax asset	89,350	59,502
Separate account assets	37,783,412	46,885,350

Total Assets	40,082,516	49,377,018

LIABILITIES
Future contract and policy benefits	563,233	556,693
Contract holder deposit funds	557,685	587,152
Investment trades payable, net	—	3,036
Other liabilities and accrued expenses	73,766	68,356
Income taxes payable	53,330	50,344
Payable to parent and affiliates, net	9,840	9,466
Separate account liabilities	37,783,412	46,885,350

Total Liabilities	39,041,266	48,160,397

Commitments and Contingencies (Note 12)

STOCKHOLDER’S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive (loss) income	(107,744)	16,281
Retained earnings	1,074,536	1,125,912

Total Fidelity Investments Life Insurance Company Stockholder’s Equity	1,041,170	1,216,571
Noncontrolling interest	80	50

Total Stockholder’s Equity	1,041,250	1,216,621
Total Liabilities and Equity	$40,082,516	$49,377,018

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2022	2021	2020
REVENUES
Fees charged to contract holders	$130,159	$146,884	$123,614
Fund administration fees (1)	56,474	62,022	52,478
Net investment income	51,989	32,750	37,923
Interest on reinsurance deposit	17,296	21,099	22,318
Premiums, net	3,603	5,028	7,211
Gain on reinsurance recapture	35,431	—	—
Net realized investment (losses) gains:
Net realized investment (losses) gains on sales	(18,822)	13,113	20,588

Total net realized investment (losses) gains	(18,822)	13,113	20,588
Total Revenues	276,130	280,896	264,132

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	97,180	84,370	77,140
Contract and policy benefits and expenses	89,321	39,183	33,312
Other expenses	296	12,113	4,839

Total Benefits and Expenses	186,797	135,666	115,291

Income before income taxes	89,333	145,230	148,841

Income tax expense	15,704	12,404	20,662

Net Income	73,629	132,826	128,179
Less: Net (loss) gain attributable to noncontrolling interest	5	(1,209)	(467)

Net Income Attributable to Fidelity Investments Life Insurance Company	$73,624	$134,035	$128,646

Net Income	$73,629	$132,826	$128,179

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	(176,234)	(47,247)	60,551
Reclassification adjustment for net realized (gains) losses included in net income	18,822	(13,113)	(20,588)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	33,387	12,885	(8,513)

Other comprehensive (loss) income, net of tax	(124,025)	(47,475)	31,450

Comprehensive (Loss) Income	(50,396)	85,351	159,629
Less: Comprehensive income (loss) attributable to noncontrolling interest	5	(1,209)	(467)

Comprehensive (Loss) Income Attributable to Fidelity Investments Life Insurance Company	$(50,401)	$86,560	$160,096

(1)	Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2022, 2021, and 2020

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder’s Equity
Balance at December 31, 2019	$3,000	$71,378	$32,306	$1,068,231	$118	$1,175,033

Comprehensive income:
Other contributions	—	—	—	—	458	458
Net income (loss)	—	—	—	128,646	(467)	128,179
Dividends paid to parent	—	—	—	(102,000)	—	(102,000)
Other comprehensive income (loss)	—	—	31,450	—	—	31,450

Balance at December 31, 2020	$3,000	$71,378	$63,756	$1,094,877	$109	$1,233,120

Comprehensive income:
Other contributions	—	—	—	—	1,150	1,150
Net income (loss)	—	—	—	134,035	(1,209)	132,826
Dividends paid to parent				(103,000)	—	(103,000)
Other comprehensive income (loss)	—	—	(47,475)	—	—	(47,475)

Balance at December 31, 2021	$3,000	$71,378	$16,281	$1,125,912	$50	$1,216,621

Comprehensive income:
Other contributions	—	—	—	—	25	25
Net income (loss)	—	—	—	73,624	5	73,629
Dividends paid to parent	—	—	—	(125,000)	—	(125,000)
Other comprehensive income (loss)	—	—	(124,025)	—	—	(124,025)

Balance at December 31, 2022	$3,000	$71,378	$(107,744)	$1,074,536	$80	$1,041,250

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2022	2021	2020
Cash flows provided by (used for) operating activities:
Net income	$73,629	$132,826	$128,179
Adjustments to reconcile net income to cash provided by operating activities:
Gain from reinsurance recapture	(35,431)	—	—
Amortization and depreciation	5,399	2,693	4,716
Net realized investment (gains) losses on sales	18,822	(13,113)	(20,588)
Provision for deferred taxes	3,539	(7,127)	(6,092)
Equity loss from investee company	296	12,113	4,839
Changes in assets and liabilities:
Accrued investment income	(6,515)	713	151
Deferred policy acquisition costs, net of amortization	6,181	(6,313)	(2,300)
Future contract and policy benefits, net	102,408	70,619	65,061
Reinsurance deposit and receivables	40,195	50,284	59,922
(Receivable) payable to parent and affiliates, net	373	(2,665)	853
Income taxes payable	2,986	4,666	26,792
Other assets and other (liabilities), net	5,775	2,684	(1,408)

Net cash provided by (used for) operating activities	217,657	247,380	260,125

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(515,910)	(403,872)	(469,948)
Proceeds from sales of debt securities	365,376	269,420	355,814
Proceeds from maturities and calls of debt securities	150,773	145,470	114,073
Investment in investee company	(1,000)	(9,988)	(4,349)
Accrued (distributions) contributions in investee company	772	(371)	223
Investment trades payable/ receivable, net	(3,036)	(4,509)	(4,089)
Additions to capitalized internal use software	—	—	(5,445)
Proceeds from sale of capitalized internal use software	—	8,021	—
Change in policy loans	(32)	(74)	(146)

Net cash provided by (used for) investing activities	(3,057)	4,097	(13,867)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,230,644	2,426,329	1,499,364
Net transfers from separate accounts	1,087,878	(643,299)	496,114
Withdrawals from variable annuity contracts	(2,350,668)	(1,905,968)	(2,104,915)
Withdrawals from fixed annuity contracts	(92,420)	(4,477)	(4,622)
Dividend paid to parent	(125,000)	(103,000)	(102,000)

Net cash used for financing activities	(249,566)	(230,415)	(216,059)

Net increase (decrease) in cash, cash equivalents, and restricted cash and cash equivalents	(34,966)	21,062	30,199
Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	209,481	188,419	158,220

End of year	$174,515	$209,481	$188,419

Supplemental Disclosure of cash flow for non-cash transactions Proceeds from reinsurance recapture	$406,242	$—	$—

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.     ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts and VUL contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Impairment related to credit losses on available-for-sale investments is recorded in the consolidated Statements of Comprehensive Income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $134,303 and $171,114 at December 31, 2022, and 2021, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $14,796 and $14,713 at December 31, 2022, and 2021, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other expenses in the consolidated statements of comprehensive income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in collateral accounts which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer. The Company is subject to concentration of risk with respect to these reinsurance agreements.

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s consolidated statements of comprehensive income.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2022, 2021, or 2020.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Property and Equipment (continued)

Effective January 2021, the Company sold certain capitalized software assets at their carrying value of $8,021 to Fidelity Technology Group, LLC (“FTG”), an affiliate which is wholly-owned by FMR LLC.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Recent Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses (“CECL”). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the consolidated financial statements.

The FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test which measures the impairment by comparing the implied fair value of goodwill with the carrying amount of goodwill. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The Company adopted this guidance effective January 1, 2020 which did not have an impact on the consolidated financial statements.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of Accounting Pronouncements

The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

3.     GUARANTEED BENEFITS:

The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2022	2021
Beginning Balance	$33	$1,346
Change in benefit ratio estimate	(20)	(1,181)
Interest on reserve	1	11
Claims paid	(45)	(386)
Accrual of benefit ratio	124	243

Ending Balance	$93	$33

The reinsurance recoverables associated with the GMDB were $92 and $30 at December 31, 2022 and 2021, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.3% to 11.5% depending on the underlying fund type.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Death Benefits (GMDB) (continued)

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 80% of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 3.8% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.8% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.1%.

•	The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2022 and 2021. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2022	2021

Net deposits paid
Account value	$4,348,786	$5,772,282
Net amount at risk	$60,324	$58,617
Average attained age of contract holders	70	70

Ratchet (highest historical account value at specified anniversary dates)
Account value	$202,049	$272,807
Net amount at risk	$27,900	$6,212
Average attained age of contract holders	74	73

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (GMWB) (continued)

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2022	2021

Beginning Balance	$10,337	$5,757
Change in benefit ratio estimate	(197)	3,601
Interest on reserve	523	487
Accrual of benefit ratio	404	492

Ending Balance	$11,067	$10,337

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

The reinsurance recoverables associated with the GMWB were $10,758 and $9,997 at December 31, 2022, and 2021, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 16 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 80% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 5.0%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (GMWB) (continued)

The table below displays the account value and guaranteed withdrawal values at December 31, 2022, and 2021:

	Years Ended December 31,
	2022	2021

Account value	$1,324,932	$1,815,107
GWB value	$1,640,204	$1,736,124
Average attained age of contract holders	79	78

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2022	2021	2020

Debt securities	$53,067	$36,071	$40,564
Cash and cash equivalents	2,105	14	601
Other income	263	219	215

Total investment income	55,435	36,304	41,380
Less: investment expenses	3,446	3,554	3,457

Net investment income	$51,989	$32,750	$37,923

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2022	2021	2020
Debt securities:

Gross realized gains	$1,031	$14,052	$24,024
Gross realized losses	(19,853)	(939)	(3,436)

Total realized investment gains (losses)	(18,822)	$13,113	$20,588

There were no realized investment losses as a result of impairments in 2022, 2021 or 2020. There were no debt securities that were non-income producing for 2022, 2021 or 2020, respectively. There was no interest foregone by non-income producing securities for 2022, 2021, and 2020, respectively.

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2022	2021

Debt securities	$(139,712)	$22,105
DAC, Premium deficiency reserves	2,949	(1,455)
Deferred income tax benefit (expense)	29,019	(4,369)

	$(107,744)	$16,281

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2022 were as follows:

	2022
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
					(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$166,477	$(8,439)	13	$90,333	$(12,360)	6	$256,810	$(20,799)	19
States and political subdivisions	7,247	(416)	5	216	(84)	1	7,463	(500)	6
Corporate debt securities	781,041	(46,317)	420	350,417	(63,410)	247	1,131,458	(109,727)	667
Mortgage and asset-backed securities	15,255	(875)	9	516	(71)	3	15,771	(946)	12

Total	$970,020	$(56,047)	447	$441,482	$(75,925)	257	$1,411,502	$(131,972)	704

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	26,914	(2,390)	129	35,691	(6,848)	196	62,605	(9,238)	325
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$26,914	$(2,390)	129	$35,691	$(6,848)	196	$62,605	$(9,238)	325

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2022. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 91% of amortized cost at December 31, 2022. Investments in below investment grade securities have an average fair value of 85% of amortized cost as of December 31, 2022.

Debt securities that have been in a continuous unrealized loss position as of December 31, 2021, were as follows:

	2021
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
					(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$37,992	$(487)	5	$72,458	$(3,293)	4	$110,450	$(3,780)	9
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	$278,918	$(4,997)	148	$36,804	$(1,748)	22	315,722	(6,745)	170
Mortgage and asset-backed securities	1,107	(10)	3	93	—	1	1,200	(10)	4

Total	$318,017	$(5,494)	156	$109,355	$(5,041)	27	$427,372	$(10,535)	183

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	17,664	(293)	85	5,833	(217)	23	23,497	(510)	108
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$17,664	$(293)	85	$5,833	$(217)	23	$23,497	$(510)	108

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2021. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2021. Investments in below investment grade securities have an average fair value 98% of amortized cost as of December 31, 2021.

The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2022 or 2021. The allowance for credit losses was zero as of December 31, 2022 and 2021, respectively.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2022, were as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$291,012	$136	$(20,799)	$—	$270,349
States and political subdivisions	7,963	—	(500)	—	7,463
Corporate and other debt securities	1,347,109	1,362	(118,965)	—	1,229,506
Mortgage and asset-backed securities	16,717	—	(946)	—	15,771

Total debt securities	$1,662,801	$1,498	$(141,210)	$—	$1,523,089

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2021, were as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$179,881	$1,560	$(3,780)	—	$177,661
States and political subdivisions	1,335	105	—	—	$1,440
Corporate and other debt securities	1,095,431	31,451	(7,255)	—	$1,119,627
Mortgage and asset-backed securities	4,374	34	(10)	—	4,398

Total debt securities	$1,281,021	$33,150	$(11,045)	—	$1,303,126

During 2022 and 2021, there was no credit-related impairment.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $365,376, $269,420 and $355,814 in 2022, 2021 and 2020, respectively.

The amortized cost and fair value of debt securities at December 31, 2022, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2022
	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$108,950	$107,152
Due after 1 year through 5 years	718,707	668,072
Due after 5 years through 10 years	588,040	522,115
Due after 10 years	230,387	209,979
Mortgage and asset-backed securities	16,717	15,771

	$1,662,801	$1,523,089

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

At December 31, 2022, and 2021, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2022, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,794 and $2,694 respectively. At December 31, 2021, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,793 and $2,872 respectively.

5.    VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided cash funding payments of $1,000, $9,988 and $4,349, respectively for the years ended December 31, 2022, 2021, and 2020 respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that most significantly impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the entity that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $34,448 and $34,424 as of December 31, 2022, and 2021, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.    VARIABLE INTEREST ENTITIES (CONTINUED):

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2022, and 2021 and for the years ended December 31, 2022, 2021, and 2020:

	December 31,
	2022	2021
Total Assets	$3,474	$3,572
Total Liabilities	3,394	3,522

Noncontrolling equity interest	$80	$50

	Years Ended December 31,
	2022	2021	2020
Total Revenues	$25	$35	$178
Total Expenses	(20)	(1,244)	(645)

Net loss before income taxes	5	(1,209)	(467)
Income tax expense	—	—	—

Net Income (Loss)	5	(1,209)	(467)
Less: Net loss attributable to noncontrolling interest	5	(1,209)	(467)

Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—

Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

6.    FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.    FAIR VALUE MEASUREMENTS (CONTINUED):

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2022
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$270,349	$—	$—	$270,349
States and political subdivisions	—	7,463	—	7,463
Corporate and other debt securities	—	1,229,506	—	1,229,506
Mortgage and asset-backed securities	—	15,771	—	15,771

Total available-for-sale debt securities	270,349	1,252,740	—	1,523,089
Cash equivalents	134,303	—	—	134,303

Subtotal excluding separate account assets	404,652	1,252,740	—	1,657,392
Separate account assets	37,783,412	—	—	37,783,412

Total	$38,188,064	$1,252,740	$—	$39,440,804

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.    FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2021
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$177,661	$—	$—	$177,661
States and political subdivisions	—	1,440	—	1,440
Corporate and other debt securities	—	1,119,627	—	1,119,627
Mortgage and asset-backed securities	—	4,398	—	4,398

Total available-for-sale debt securities	177,661	1,125,465	—	1,303,126
Cash equivalents	171,114	—	—	171,114

Subtotal excluding separate account assets	348,775	1,125,465	—	1,474,240
Separate account assets	46,885,350	—	—	46,885,350

Total	$47,234,125	$1,125,465	$—	$48,359,590

Financial Instruments Not Carried at Fair Value

There were no Level 3 assets held by the Company during 2022 or 2021. There were no transfers into or out of Level 3 during 2022 or 2021.

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2022		December 31, 2021
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Other investment	$104	$104	$—	$—
Policy loans	1,711	1,711	1,679	1,679
Reinsurance deposit and receivables	397,772	391,130	806,348	869,040

Total	$399,587	$392,945	$808,027	$870,719

Financial Liabilities:
Contract holder deposit funds	$557,685	$550,246	$587,152	$652,985

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.    FAIR VALUE MEASUREMENTS (CONTINUED):

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7.    INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2022	2021	2020
Current:
Federal	$11,858	$19,128	$26,366
State	307	403	388

	$12,165	$19,531	$26,754

Deferred:
Federal	$3,749	$(7,180)	$(5,982)
State	(210)	53	(110)

	$3,539	$(7,127)	$(6,092)

Income tax expense	$15,704	$12,404	$20,662

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.    INCOME TAXES (CONTINUED):

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	December 31,
	2022	2021
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$23,880	$23,266
Contract holder reserves	34,234	41,421
Contract holder reserves - Tax Cuts and Jobs Act (“TCJA”) Transition Adjustment	(4,414)	(5,884)
Unrealized gains on available-for-sale securities	29,718	(4,682)
Deferred revenue	2,121	2,733
Deferred compensation and retirement benefit plans	1,647	985
Other, net	2,164	1,663

Net deferred tax asset before valuation allowance	89,350	59,502

Valuation allowance	—	—

Net deferred tax asset after valuation allowance	$89,350	$59,502

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2022	2021	2020
Tax provision at U.S. Federal statutory rate	$18,759	$30,499	$31,257
Unrecognized tax benefits	3,901	8,727	4,715
Provision to return adjustment	2,174	2,350	6,031
Dividends received deduction	(9,028)	(19,358)	(17,538)
IRC 45 tax credit	(217)	(10,451)	(4,156)
Other, net	115	637	353

Income tax expense	$15,704	$12,404	$20,662

The Company paid (recovered) net federal and state income taxes of $9,180, $14,865, and ($38) in 2022, 2021, and 2020, respectively.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2019. The Company is not currently under examination for the income tax filings in any other jurisdictions.

On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”)

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.    INCOME TAXES (CONTINUED):

originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company’s consolidated financial statements.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT will apply to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company has not determined as of the reporting date if it will be liable for CAMT in 2023.

The effects of tax legislation are recognized in the period of enactment. In addition, companies are required to consider the impact of the new tax law on the realizability of deferred tax assets. The 2022 financial statements do not include an estimate of the impact of the CAMT because a reasonable estimate cannot be made.

In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2021 was $57,498 (including $8,693 of interest expense). The Company classifies all interest and penalties as income tax expense.

8.    STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $125,000, $103,000, and $102,000 in 2022, 2021 and 2020, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.    STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)

	2022	2021	2020

FILI

Statutory net income	$101,546	$125,298	$103,869
Statutory surplus	$1,003,195	$1,086,824	$1,068,958

EFILI
Statutory net income	$13,186	$13,186	$10,778
Statutory surplus	$112,281	$112,281	$110,443

9.    AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $41,730, $45,325 and $36,119 in 2022, 2021 and 2020, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $40,968, $46,019, and $36,523 in 2022, 2021 and 2020, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $24,220, $20,383, and $16,515 in 2022, 2021 and 2020, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company’s expenses.

The Company entered into agreements with Fidelity Institutional Asset Management LLC, and Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $2,348, $2,379, and $2,299 in 2022, 2021 and 2020, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $22,180, $18,944, and $16,813 in 2022, 2021 and 2020, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled in accordance with the terms of the respective agreements.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $2,000, $1,829 and $1,869 in 2022, 2021 and 2020, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9.    AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $4,539, $3,089, and $3,764 in 2022, 2021 and 2020, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees. FMR LLC has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC’s benefit plans, including the RHRP. FMR LLC accrued a benefit to participants under the RHRP based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC and participant contributions are not required. The Company is allocated an expense from FMR LLC associated with the actuarial derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2022, 2021 and 2020, compensation expense related to the RHRP was $210, $254 and $236, respectively.

The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2022. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee of 0.04% per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2022. The Company earned interest of $0 and facility fees of $122 for each of the years ended December 31, 2022, 2021, and 2020 respectively. Effective March 15, 2023, the Company and FMR LLC extended the LOC Agreement for one year.

10.    UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2022	2021	2020
Underwriting, acquisition and insurance expenses:
Commissions, gross	$40,968	$46,019	$36,523
Compensation and benefits	24,198	22,427	19,516
Capitalization of deferred policy acquisition costs	(3,518)	(5,423)	(3,866)
(Accretion) amortization of deferred policy acquisition costs	9,699	(890)	1,566
Rent expense	1,629	1,941	2,146
Taxes, licenses and fees	3,163	2,011	1,249
General insurance expenses	21,041	18,285	20,006

Total underwriting, acquisition and insurance expenses	$97,180	$84,370	$77,140

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company (increased) decreased amortization by ($3,510), $6,950, and $3,844 in 2022, 2021 and 2020, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.    REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product with Genworth Life Insurance Company (“GLIC”). Sales of this product were discontinued in May 2008. The reinsurance receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds on the consolidated balance sheets. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.

Effective April 1, 2022, the Company recaptured its 100% coinsurance agreement with GLIC that reinsured a fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $409,979 in net cash and debt securities as consideration which was partially offset by the recaptured policy and contract reserves of $368,381. The Company recognized a one-time gain of approximately $35,431, before-tax, as the difference between the assets received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Statement of Comprehensive Income of $46,193, $0, and $0 for the years ended December 31, 2022, 2021, and 2020, respectively

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.    REINSURANCE (CONTINUED):

The Company is subject to concentration risks related to the two coinsurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	As of December 31,
	2022	2021
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$—	$381,969
Principal Life Insurance Company	365,439	386,910

Reinsurance deposits and receivables	$365,439	$768,879

Contract holder deposit funds and future contract and policy benefits	$365,439	$768,879

Interest on reinsurance deposit	$17,350	$21,125

Contract and policy benefits and expenses	$12,749	$17,902

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of the reinsurer. The Companys deposit assets with Genworth Life Insurance Company were partially secured by investments held in trust prior to the recapture.

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2022.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2022	2021	2020
Direct life premiums	$11,103	$11,831	$12,328
Reinsurance ceded, net of ceding expense allowance	(7,500)	(6,803)	(5,117)

Net premiums	$3,603	$5,028	$7,211

Direct contract and policy benefits	$105,133	$79,036	$71,344
Reinsurance ceded benefits incurred	(29,623)	(57,074)	(52,900)
Reinsurance costs	13,811	17,221	14,868

Net contract and policy benefits	$89,321	$39,183	$33,312

12.    COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12.    COMMITMENTS AND CONTINGENCIES (CONTINUED):

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.    SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 28, 2023 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

30

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I. Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 25, 1997.

(2) Board of Directors Resolution incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(b)	Custodian Agreements—Not Applicable

(c)	Underwriting Contracts

(1) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC. Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 25, 1997.

(d)	Contracts

(1) Variable Annuity Policy. Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on July 6, 2007.

(e)	Applications

(1) Application for Deferred Variable Annuity. Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on July 6, 2007.

(f)	Depositor’s Certification of Incorporation and By-Laws

(1) Articles of Domestication of Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 25, 1997.

(2) Amended Bylaws of Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 25, 1997.

(g)	Reinsurance Contracts

(1) Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on July 6, 2007.

(h)	Participation Agreements

(1) Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(i)	Administrative Contracts—Not Applicable

(j)	Other Material Contracts—Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)		Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)		Omitted Financial Statements—Not Applicable

(n)		Initial Capital Agreements—Not Applicable

(o)		Form of Initial Summary Prospectuses—Not Applicable

(p)		Power of Attorney

	(1)	Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

	(2)	Power of Attorney for Peter G. Johannsen. Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

	(2)	Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

	(3)	Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

	(4)	Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

	(5)	Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

	(6)	Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

	(7)	Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

	(8)	Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

	(9)	Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2020.

	(10)	Power of Attorney for Wendy E. John incorporated by reference from Post-Effective Amendment No. 16 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2021.

	(11)	Power of Attorney for Gerald W. Patterson incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(12)	Power of Attorney for Joanna Rotenberg filed herein as Exhibit (p)(12)

(13)	Power of Attorney for Richard G. Compson, Jr. filed herein as Exhibit (p)(13)

(14)	Power of Attorney for Kathryn A. Dunn filed herein as Exhibit (p)(14)

(15)	Power of Attorney for Robert W. Litle filed herein as Exhibit (p)(15)

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Officers with Depositor
Gerald W. Patterson	Director and President
Richard G. Compson, Jr.	Director
Kathryn A. Dunn	Director
Jane P. Jamieson	Director
Wendy E. John	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Malcolm MacKay	Director
Kathleen A. Murphy	Director
Nancy D. Prior	Director
Rodney R. Rohda	Director
Joanna Rotenberg	Director
Roger T. Servison	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services and Operations
Joseph L. Cook-Shugart	Illustration Actuary
David M. Golino	Head of Strategy, Business Development & Finance & Chief Financial Officer
Dwight Clarke	Director, Human Resources
Robert K. Leach	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer, and Chief Compliance Officer
Miles Mei	Vice President and Treasurer
Robert G. Regan	Chief Risk Officer
Richard S. Rowland	Vice President, Channel Development
Deepa Rao Trivedi	Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The Depositor, Fidelity Investments Life Insurance Company, a Utah Corporation, is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or Director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office or then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all liabilities, costs and expenses, including amounts paid in satisfaction of judgments, in compromise and or as fines or reasonably incurred by him or them in connection with or arising out of any action, suit, or proceeding, civil or criminal, in which he or they may be involved, or incurred in anticipation of any action, suit or proceeding, by reason of his being or having any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceeding to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to an employee benefit plan, to be not in the best interests of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the Corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such Director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Officers with Depositor
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Kriser	Assistant Secretary
Michael Lyons	Treasurer
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Michael Shulman	Assistant Treasurer
Marc Squires	Director
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$8,739,500	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 33. Management Services—Not Applicable

Item 34. Fee Representation

Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 28th day of April, 2023.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on this 28th day of April 2023.

Signature	Title

/s/ *		)
Gerald W. Patterson	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Richard G. Compson, Jr.	Director	)	By:	/s/ Lance A. Warrick
		)		Lance A. Warrick
		)		(Attorney-in-Fact)*
/s/ *
Kathryn A. Dunn	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
Wendy E. John	Director	)
)
/s/ *		)
William J. Johnson, Jr.	Director	)
)
/s/ *		)
Robert W. Litle	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)

)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Nancy D. Prior	Director	)	By:	/s/ Lance A. Warrick
		)		Lance A. Warrick
/s/ *		)		(Attorney-in-Fact)*
Rodney R. Rohda	Director	)
)
/s/ *		)
Joanna Rotenberg	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
David J. Vargo	Director	)